                                                                               1933 Act Registration No. 33-12911
                                                                               1940 Act Registration No. 811-5075

                     As filed with the Securities and Exchange Commission on April 26, 2004.
              _____________________________________________________________________________________

                                       SECURITIES AND EXCHANGE COMMISSION
                                              Washington, DC 20549

                                                    FORM N-1A

                                      REGISTRATION STATEMENT UNDER THE [X]
                                             SECURITIES ACT OF 1933

                                         Pre-Effective Amendment No. [ ]
                                       Post-Effective Amendment No. 50 [X]

                                                     and/or

                                      REGISTRATION STATEMENT UNDER THE [X]

                                       INVESTMENT COMPANY ACT OF 1940
                                                Amendment No. 52       [X]
                                        (Check appropriate box or boxes)

                                              THE AAL MUTUAL FUNDS
                               (Exact name of registrant as specified in charter)

                                             625 FOURTH AVENUE SOUTH
                                          MINNEAPOLIS, MINNESOTA 55415
                               (Address of Principal Executive Offices)(Zip Code)

                       Registrant's Telephone Number, including Area Code: (612) 340-7005

                                                  JOHN C. BJORK
                                               THE AAL MUTUAL FUNDS
                                             625 FOURTH AVENUE SOUTH
                                           MINNEAPOLS, MINNESOTA 55415
                                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b):
___ on (date) pursuant to paragraph (b)
_X_ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           THRIVENT MUTUAL FUNDS
                                                 PROSPECTUS
                                            Class A and B Shares
                                               June 26, 2004
                                          Thrivent Technology Fund

                                   Thrivent Partner Small Cap Value Fund

                                       Thrivent Small Cap Stock Fund

                                       Thrivent Small Cap Index Fund

                                        Thrivent Mid Cap Growth Fund

                                        Thrivent Mid Cap Stock Fund

                                        Thrivent Mid Cap Index Fund

                                 Thrivent Partner International Stock Fund

                                       Thrivent Large Cap Growth Fund

                                       Thrivent Large Cap Value Fund

                                       Thrivent Large Cap Stock Fund

                                       Thrivent Large Cap Index Fund

                                           Thrivent Balanced Fund

                                          Thrivent High Yield Fund

                                      Thrivent Partner High Yield Fund

                                        Thrivent Municipal Bond Fund

                                            Thrivent Income Fund

                                          Thrivent Core Bond Fund

                                    Thrivent Limited Maturity Bond Fund

                                         Thrivent Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                                                  Page
Thrivent Technology Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Thrivent Small Cap Index Fund
Thrivent Mid Cap Growth Fund
Thrivent Mid Cap Stock Fund
Thrivent Mid Cap Index Fund
Thrivent Partner International Stock Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Large Cap Index Fund
Thrivent Balanced Fund
Thrivent High Yield Fund
Thrivent Partner High Yield Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Core Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
         Investment Adviser
         Advisory Fees
         Portfolio Management
         Personal Securities Investments
         Standard & Poor's Trademarks

SHAREHOLDER INFORMATION
         Pricing Funds' Shares
         Choosing a Class of Shares
         Class A Shares
         Class B Shares
         Buying Shares
         Redeeming Shares
         Exchanging Shares Between Funds

DISTRIBUTIONS
         Dividends
         Capital Gains
         Distribution Options

TAXES
         General
         Thrivent Municipal Bond Fund
         Thrivent Partner International Stock Fund

OTHER SECURITIES AND INVESTMENT PRACTICES

FINANCIAL HIGHLIGHTS

                                                                                              Class A - AATSX
THRIVENT TECHNOLOGY FUND
                                                                                              Class B - BBTSX

INVESTMENT OBJECTIVE
Thrivent  Technology  Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Technology Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in technology stocks. Technology stocks include stocks issued by companies in the following industries:  information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Fund's investment adviser, Thrivent Investment Management Inc.
("Thrivent Investment Mgt."), focuses on equity securities of technology companies that have a strong
potential for future growth.  These companies typically provide little or no dividend.   Should Thrivent
Investment Mgt.  determine that the Fund would benefit from reducing the percentage of its assets invested in technology stocks from 80% to a lesser amount,  we will notify you  at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Thrivent Investment Mgt. may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Technology Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor
depending on market and economic conditions as well as investor sentiment.   The prices of technology
securities historically have been more volatile than other securities, especially over the short term.

Investment Adviser Risk.  The success of  the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.  The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Technology Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Technology Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'01           -37.08%
'02           -43.07%
'03           +51.77%

The Fund's year-to-date return as of March 31, 2004 was -0.29%.

Best Quarter:           Q4'01       +32.33%

Worst Quarter           Q3'01       -32.39%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDED DECEMBER 31, 2003)

------------------------------ -------------- -----------------
                                              Since Inception
                                              of Fund
Thrivent Technology Fund       1 Year         (07/01/00)
------------------------------ -------------- -----------------
------------------------------ -------------- -----------------
Class A (before taxes)         43.51          -27.55
------------------------------ -------------- -----------------
------------------------------ -------------- -----------------
Class A(after taxes on
distributions)                 43.51          -27.55
------------------------------ -------------- -----------------
------------------------------ -------------- -----------------
Class A(after taxes on
distributions and
redemptions)                   28.28          -19.95
------------------------------ -------------- -----------------
------------------------------ -------------- -----------------
Class B                        46.91          -27.47
------------------------------ -------------- -----------------
------------------------------ -------------- -----------------
Goldman Sachs Technology
Industry Composite Index/1/    54.18          -23.95
------------------------------ -------------- -----------------

/1/The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Technology Fund/1/.

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Expense Reimbursement/4/                 0.50%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Net Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for Thrivent Technology Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see
"Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of
$12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See
"Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/Thrivent Investment Mgt. has contractually agreed to temporarily reimburse certain expenses associated with operating Thrivent Technology  Fund equal in the aggregate to 0.50% of the average daily net assets of the Class A shares of the Fund and 1.00% of the average daily net assets of the Class B shares of the
Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Technology Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AALVX
                        THRIVENT PARTNER SMALL CAP VALUE FUND
                                                                                              Class B - BBSVX

INVESTMENT OBJECTIVE
Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Partner Small Cap Value Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. T. Rowe Price
Associates, Inc. ("T. Rowe Price"), the Fund's subadviser, focuses mainly on the stocks of smaller companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index.  Although market capitalizations are constantly changing, as of
_______________, 2004, the largest companies included in the Index have market capitalizations of less than $2.9 billion.  The Fund will not sell a stock just because the company has grown to a market capitalization outside the range, and the Fund may occasionally purchase companies with market capitalizations above the range.  Should T. Rowe Price determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Fund ordinarily invests in equity securities of small companies that T. Rowe Price believes are undervalued.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company.  Using fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.  T. Rowe Price considers these factors, among others, in choosing companies:

o        low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
o        low stock price relative to a company's underlying asset values;
o        above-average dividend yield relative to a company's peers or its own historic norm;
o        a plan to improve the business through restructuring; and
o        a sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with the Fund's objectives.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

T. Rowe Price uses fundamental research techniques to determine what securities to buy and sell.
(Fundamental analysis is described on page __.)

PRINCIPAL RISKS
Thrivent Partner Small Cap Value Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include:
demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value
stocks are out of favor.   In addition, smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of T. Rowe Price in assessing the potential of the securities in which the Fund invests. The subadviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner Small Cap Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Partner Small Cap
Value Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Partner
Small Cap Value Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Partner Small Cap  Value Fund commenced operations on July 17, 2001.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'02         -15.39%
'03         +47.54%
The Fund's year-to-date return as of March 31, 2004 was 6.13%.

Best and Worst Quarterly Returns

Best Quarter            Q2'03        +21.75%
Worst Quarter           Q3'02        -20.81%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ------------ --------------------
Thrivent Partner Small Cap                  Since Inception of
Value Fund                     1 Year       Fund (07/17/01)
------------------------------ ------------ --------------------
------------------------------ ------------ --------------------
Class A (before taxes)         39.45        9.78
------------------------------ ------------ --------------------
------------------------------ ------------ --------------------
Class A (after taxes on
distributions)                 39.45        9.67
------------------------------ ------------ --------------------
------------------------------ ------------ --------------------
Class A (after taxes on
distributions and
redemptions)                   25.64        7.87
------------------------------ ------------ --------------------
------------------------------ ------------ --------------------
Class B                        42.22        10.41
------------------------------ ------------ --------------------
------------------------------ ------------ --------------------
S&P SmallCap 600/Barra Value
Index/1/                       40.44        8.94
------------------------------ ------------ --------------------

/1/The S&P SmallCap 600/Barra Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have low price-to-book ratios.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner
Small Cap Value Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Expense Reimbursement/4/
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Net Expenses
---------------------------------------- -------------------------------------- --------------------------------------
/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Thrivent Partner Small Cap Value Fund equal in the aggregate to
0.50% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner Small Cap Value
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AASMX
                            THRIVENT SMALL CAP STOCK FUND
                                                                                              Class B - BBSMX

INVESTMENT OBJECTIVE
Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Small Cap Stock Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. Thrivent Investment Mgt., the Fund's investment adviser, focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600
Index and the Russell 2000 Index. Although market capitalizations are constantly changing, as of ______,
those indexes included companies with market capitalizations less than $____ billion.   Should Thrivent
Investment Mgt.  determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you  at least 60 days' prior to of such a change.

 Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are described on page--.) Thrivent Investment Mgt. looks for small companies that, in its opinion:

o        are in the early stages of development or positioned in new and emerging industries;
o        have an opportunity for rapid growth;
o        have capable management; and
o        are financially sound.

Thrivent Investment Mgt. may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS
Thrivent Small Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Small Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Small Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Small Cap
Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Small Cap Stock Fund commenced operations on July 1, 1996.   Prior to January 8, 1997, the shares
of the Fund had no specific class designation.  As of that date, all of the outstanding shares were designated as Class A shares.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)
'97            16.85%
'98            -2.49%
'99            13.16%
'00            17.86%
'01             9.05%
'02           -21.72%
'03            40.18%

The Fund's year-to-date return as of March 31, 2004 was 6.16%.

Best Quarter            Q4 '01             +22.78%
Worst Quarter           Q3 '98             -21.33%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                      (PERIOD ENDED DECEMBER 31, 2003)

------------------------------ -------------- --------------- ------------------------ -----------------
                                                                                       Since Inception
                                                              Since Inception of       of Class B
Thrivent Small Cap Stock Fund  1 Year         5 Years         Fund (07/01/96)          (01/08/97)
------------------------------ -------------- --------------- ------------------------ -----------------
------------------------------ -------------- --------------- ------------------------ -----------------
Class A (before taxes)         32.47          8.55            9.47                     N/A
------------------------------ -------------- --------------- ------------------------ -----------------
------------------------------ -------------- --------------- ------------------------ -----------------
Class A (after taxes on
distributions)                 32.47          7.51            8.21                     N/A
------------------------------ -------------- --------------- ------------------------ -----------------
------------------------------ -------------- --------------- ------------------------ -----------------
Class A (after taxes on
distributions and
redemptions)                   21.22          6.57            7.26                     N/A
------------------------------ -------------- --------------- ------------------------ -----------------
------------------------------ -------------- --------------- ------------------------ -----------------
Class B                        34.75          8.70            N/A                      8.21
------------------------------ -------------- --------------- ------------------------ -----------------
------------------------------ -------------- --------------- ------------------------ -----------------
S&P 600/1/                     38.77          9.67            10.59                    10.10
------------------------------ -------------- --------------- ------------------------ -----------------

/1/The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of
600 small capitalization stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small
Cap Stock Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances." We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Small Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AALSX
                            THRIVENT SMALL CAP INDEX FUND

INVESTMENT OBJECTIVE
Thrivent  Small Cap Index Fund  seeks capital growth that tracks the performance of the S&P SmallCap 600
Index, by investing primarily in common stocks of the Index.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Small Cap Index Fund invests in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the
Index. Although market capitalizations are constantly changing, as of _____, that index included companies with market capitalizations less than $___ This is a passively managed Fund, which means that the Fund's investment adviser, Thrivent Investment Mgt.,  does not choose the securities that make up the Fund. When changes to the Index occur, Thrivent Investment Mgt. will attempt to replicate these changes within the
Fund. However, any such changes may result in slight variations from time to time.   For liquidity
reasons, the Fund may invest, to some degree, in money market instruments.

PRINCIPAL RISKS
Thrivent Small Cap Index Fund  is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Small Cap
Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges  and assumes that you sold your shares at the end of the period.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Small Cap Index Fund commenced operations on July 1, 2000.  How a fund has performed in the past
(before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'01            4.18%
'02           15.50%
'03           37.17%

The Fund's year-to-date return as of March 31, 2004 was 5.92%.

Best and Worst Quarterly Returns

Best Quarter            Q4 '01              +19.86%
Worst Quarter           Q3 '02              -18.46%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDED DECEMBER 31, 2003)

------------------------------ ------------ -------------------
Thrivent Small Cap Index                    Since Inception
Fund                           1 Year       of Fund (07/01/00)
------------------------------ ------------ -------------------
------------------------------ ------------ -------------------
Class A (before taxes)         29.63        4.43
------------------------------ ------------ -------------------
------------------------------ ------------ -------------------
Class A (after taxes on
distributions)                 29.57        4.18
------------------------------ ------------ -------------------
------------------------------ ------------ -------------------
Class A (after taxes on
distributions and
redemptions)                   19.35        3.47
------------------------------ ------------ -------------------
------------------------------ ------------ -------------------
S&P 600/1/                     38.77        7.88
------------------------------ ------------ -------------------

/1/The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of
600 small capitalization stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small
Cap Index Fund./1/   The Fund offers only Class A shares.

---------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%2
---------------------------------------- --------------------------------------

---------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Management Fees
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Expense Reimbursement/4/
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Net Expenses                             .95%
---------------------------------------- --------------------------------------
/1/The maximum sales charges for the Fund depends upon the amount of your investment.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/Thrivent Investment Mgt. has agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Thrivent Small Cap Index Fund  in order to limit the net operating expenses to an annual rate of 0.95%  of the average daily net assets of the  Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Small Cap Index Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - LBMGX
                             THRIVENT MID CAP GROWTH FUND
                                                                                              Class B - LUGBX

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S. companies with medium market capitalizations.  Under normal market conditions,
Thrivent Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth
Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as
of           , 2004, mid cap companies have market capitalization between $    million and $
billion.   Should Thrivent Investment Mgt., the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. .  (Fundamental, quantitative
and technical analysis are described on page--.)    Thrivent Investment Mgt. focuses on companies that
have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall
dramatically.   In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Mid Cap Growth Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap
Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for  one- and fine-year periods and since inception compared to a broad-based securities market index.  On June 25, 2004, the Fund became the successor by merger to Lutheran
Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood Mid Cap
Growth Fund, which commenced operations on May 30, 1997.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were designated as Class A shares.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

Annual
Year      Return

'98       11.55%
'99       48.23%
'00       12.01%
'01      -20.63%
'02      -26.15%
'03       33.72%

The Fund's year-to-date return as of March 31, 2004 was 2.69%.

Best and Worst Quarterly Returns

Best Quarter            Q4 '99              +34.20%
Worst Quarter           Q1 '01              -24.10%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ------------ -------------- ------------------------ ----------------
                                                                                    Since
                                                                                    Inception of
                                                           Since Inception of       Class B
Thrivent Mid Cap Growth Fund   1 Year       5 Years        Fund (05/30/97)          (10/31/97)
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Class A (before taxes)         26.37        4.23           6.81                     N/A
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Class A (after taxes on
distributions)                 26.37        3.51           5.86                     N/A
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Class A (after taxes on
distributions and
redemptions)                   17.14        3.24           5.23                     N/A
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Class B                        28.60        4.62           N/A                      5.71
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Russell MidCap Growth Index/1/ 42.71        2.01           6.16                     4.77
------------------------------ ------------ -------------- ------------------------ ----------------

/1/The Russell Midcap Growth Index is an index comprised of companies with higher than average price-to-book ratios and higher forecasted growth values within the Russell Midcap Index. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Growth Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/4/
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger of Lutheran Brotherhood Opportunity Growth Fund and
Lutheran Brotherhood Mid Cap Growth Fund.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Mid Cap Growth Fund in order to limit the net operating expenses to an annual rate of 2.69% of the average daily net assets of Class B shares of the
Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AASCX
                             THRIVENT MID CAP STOCK FUND
                                                                                              Class B - BBSCX

INVESTMENT OBJECTIVE
Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Mid Cap Stock Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Investment Mgt., the Fund's investment adviser,  focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index and the
Russell MidCap Index. Although market capitalizations are constantly changing, as of _______, 2004, mid
cap companies have market capitalization between $    million and $     billion. Should Thrivent
Investment Mgt.  determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days' prior to the change.

Thrivent Investment Mgt.  uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are described on page--.)  Thrivent Investment Mgt. looks for mid-sized companies  that, in its opinion:

o        have prospects for growth in their sales and earnings;
o        are in an industry with a good economic outlook;
o        have high-quality management; and
o        have a strong financial position.

Thrivent Investment Mgt. usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Thrivent Investment Mgt. may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS
Thrivent Mid Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of  Thrivent Mid Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Mid Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap
Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception if less than ten years)
compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Mid Cap Stock Fund commenced operation on June 30, 1993.   Prior to January 8, 1997, the shares
of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'94              -4.79%
'95              44.49%
'96               8.75%
'97              18.03%
'98               2.08%
'99              18.33%
'00              20.03%
'01             -16.43%
'02             -15.95%
'03              31.69%

The Fund's year-to-date return as of March 31, 2004 was 4.18%.

Best and Worst Quarterly Returns

Best Quarter            Q4 '98              +22.85%
Worst Quarter           Q3 '01              -22.15%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ------------ -------------- ------------------------ ----------------
                                                                                    Since
                                                                                    Inception of
                                                           Since Inception of       Class B
Thrivent Mid Cap Stock Fund    1 Year       5 Years        Fund (06/30/93)          (01/08/97)
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Class A (before taxes)         24.48        4.42           8.82                     N/A
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Class A (after taxes on
distributions)                 24.48        2.73           7.04                     N/A
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Class A (after taxes on
distributions and
redemptions)                   15.91        2.98           6.74                     N/A
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
Class B                        26.07        4.39           N/A                      5.85
------------------------------ ------------ -------------- ------------------------ ----------------
------------------------------ ------------ -------------- ------------------------ ----------------
S&P MidCap 400 Index/1/        35.59        9.20           14.02                    13.51
------------------------------ ------------ -------------- ------------------------ ----------------

/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of
400 medium capitalization stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Stock Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a
"small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Funds also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AAMIX
                             THRIVENT MID CAP INDEX FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Index Fund  seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Mid Cap Index Fund invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index. Although market capitalizations are constantly changing, as of __________, 2004, mid cap companies have market capitalization between $___ million and $____ billion.
This is a passively managed Fund, which means that Thrivent Investment Mgt., the Fund's investment adviser, does not choose the securities that make up the Fund. When changes to the Index occur, Thrivent
Investment Mgt. will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from time to time.  For liquidity reasons, the Fund may invest, to some degree, in money market instruments.

PRINCIPAL RISKS
Thrivent Mid Cap Index Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap
Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges  and assumes that you sold your shares at the end of the period.  The after-tax returns  are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Mid Cap Index Fund commenced operations on July 1, 2000.  How a fund has performed in the past
(before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'01         - 2.36%
'02         -15.56%
'03          33.77%

The Fund's year-to-date return as of March 31, 2004 was 4.77%.

Best Quarter       Q4 '01          +17.35%
Worst Quarter      Q3 '02          -16.72%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ------------ ----------------------
                                            Since Inception of
Thrivent Mid Cap Index Fund    1 Year       Fund (07/01/00)
------------------------------ ------------ ----------------------
------------------------------ ------------ ----------------------
Class A (before taxes)         26.45        2.49
------------------------------ ------------ ----------------------
------------------------------ ------------ ----------------------
Class A (after taxes on
distributions)                 26.45        2.37
------------------------------ ------------ ----------------------
------------------------------ ------------ ----------------------
Class A (after taxes on
distributions and
redemptions)                   17.19        1.97
------------------------------ ------------ ----------------------
------------------------------ ------------ ----------------------
S&P MidCap 400 Index/1/        35.59        5.79
------------------------------ ------------ ----------------------

/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of
400 medium capitalization stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Index Fund./1/  The Fund offers only Class A shares.

---------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/
---------------------------------------- --------------------------------------

---------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Management Fees
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/4/
---------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain
expenses associated with operating Thrivent Mid Cap Index Fund   in order to limit the net operating
expenses to an annual rate of 0.90%  of the average daily net assets of the  Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Index Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AAITX
                      THRIVENT PARTNER INTERNATIONAL STOCK FUND
                                                                                              Class B - BBITX

INVESTMENT OBJECTIVE
Thrivent Partner  International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

PRINCIPAL STRATEGIES
Thrivent Partner International Stock Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks.  Should Thrivent Investment Mgt., the Fund's investment adviser, determine that the Fund would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change.
While stocks may be purchased without regard to a company's market capitalization, the focus typically
will be on large and, to a lesser extent, medium sized, companies.   Thrivent Investment Mgt. has selected
two subadvisers with differing management styles to subadvise the Fund: T. Rowe Price International, Inc.
("Price International") and Mercator Asset Management, LP ("Mercator").  Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks.  The Fund's assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc.

Price International's stock selection reflects a growth style.  While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized, companies. Price International invests primarily in common stocks, although to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

In determining the appropriate distribution of investments among various countries and geographic regions,
Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth.  (Fundamental analysis is described on page --.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making.
Country allocation is driven largely by stock selection, though the sub-adviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

o        Leading market position
o        Attractive business niche
o        Strong franchise or natural monopoly
o        Technological leadership or proprietary advantages
o        Seasoned management
o        Earnings growth and cash flow sufficient to support growing dividends
o        Healthy balance sheet with relatively low debt

In addition, Price International may  purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.  Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP

Mercator's stock selection reflects a value style.  Mercator may invest in securities of issuers of any capitalization size.  Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis.  The goal of the investment team is to maximize returns on a risk-adjusted basis.  Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects.  Using initial screens based on historical data,
Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets.  Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors.  (Fundamental analysis is described on page --.)  Mercator will consider selling a security when fundamental analysis indicates that that the security is less attractive than alternative investments.

PRINCIPAL RISKS
Thrivent Partner International Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include:
demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally  have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk.  Stocks of non-U.S. companies in which Thrivent Partner International Stock Fund invests generally carry more risk than stocks of  U.S. companies.  The economies and financial markets of certain regions-such as Latin America, Asia, Europe and the Mediterranean region-can be highly interdependent and may decline at the same time.  Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and
accounting standards of non-U.S. markets, and higher transaction costs.   The Fund's investment in any
country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect
on security prices and impair the Fund's ability to repatriate capital or income.    The Fund is also
subject to the risk that the value of a foreign currency may decline against the U. S. dollar, which would reduce the dollar value of securities denominated in that currency.  The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency
positions are hedged.   Under normal conditions, the Fund does not engage in extensive foreign currency
hedging programs.   Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.  Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Price International and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers' assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner International Stock Fund
will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Thrivent Partner International Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Partner
International Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On June 25, 2004, the Fund merged with Lutheran Brotherhood World
Growth Fund.  The performance presented is for Lutheran Brotherhood World Growth Fund, which commenced operations on September 5, 1995.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.  The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of Thrivent Partner International Stock Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'96      13.43%
'97       2.17%
'98      15.72%
'99      32.64%
'00     -17.13%
'01     -21.83%
'02     -18.39%
'03      28.81%

The Fund's year-to-date return as of March 31, 2004 was 3.39%.

Best Quarter            Q4 '99              +24.13%
Worst Quarter           Q3 '02              -21.77%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ----------- ------------ ----------------------- ----------------------
Thrivent Partner                                        Since Inception of      Since Inception of
International Stock Fund       1 Year      5 Years      Fund (09/05/95)         Class B (10/31/97)
------------------------------ ----------- ------------ ----------------------- ----------------------
------------------------------ ----------- ------------ ----------------------- ----------------------
Class A (before taxes)         21.78       -3.11        2.05                    N/A
------------------------------ ----------- ------------ ----------------------- ----------------------
------------------------------ ----------- ------------ ----------------------- ----------------------
Class A (after taxes on
distributions)                 21.77       -3.55        1.65                    N/A
------------------------------ ----------- ------------ ----------------------- ----------------------
------------------------------ ----------- ------------ ----------------------- ----------------------
Class A (after taxes on
distributions and
redemptions)                   14.17       -2.38        1.68                    N/A
------------------------------ ----------- ------------ ----------------------- ----------------------
------------------------------ ----------- ------------ ----------------------- ----------------------
Class B                        23.82       -2.76        N/A                     0.09
------------------------------ ----------- ------------ ----------------------- ----------------------
------------------------------ ----------- ------------ ----------------------- ----------------------
MSCI EAFE Index/1/             39.17       0.26         N/A2                    N/A
------------------------------ ----------- ------------ ----------------------- ----------------------

/1/The Morgan Stanley Capital International, Europe, Australasia, Far East Index (EAFE Index) is an
unmanaged index which measures the performance of international companies screed for liquidity, cross-ownership, and industry representation.  The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/ Performance returns for the MSCI EAFE Index are not available for the time period shown in the table.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner
International Stock Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/4/
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood World Growth Fund.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Partner International Stock Fund in order to limit the net operating expenses to an annual rate of 2.75% of the average daily net assets of the Class B shares Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner International Stock
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AAAGX
                            THRIVENT LARGE CAP GROWTH FUND
                                                                                              Class B - BBAGX

INVESTMENT OBJECTIVE
Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Large Cap Growth Fund invests at least 80% of  its  net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent
Investment Mgt., the Fund's investment adviser, defines large market capitalization according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, based on Lipper's guidelines as of April 30, 2004, companies with large market capitalizations are those with market capitalizations of at least $__ billion. Should Thrivent Investment
Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.  (Fundamental, quantitative, and technical analysis are described on page  .)  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

INVESTMENT RISKS
Thrivent Large Cap Growth Fund is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company's earning or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor
performance even in rising markets.   Shares of Thrivent Large Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Large Cap Growth Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap
Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On June 25, 2004, the Fund merged with Lutheran Brotherhood Growth Fund.  The performance presented is for Lutheran Brotherhood Growth Fund, which commenced operations on October 29, 1999.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of
the Fund, and after-tax returns for Class B shares will vary.    How a fund has performed in the past
(before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'00             -14.36%
'01             -24.33%
'02             -30.14%
'03              28.95%

The Fund's year-to-date return as of March 31, 2004 was 1.43%.

Best Quarter:           Q2  '03               +14.00%
Worst Quarter:          Q1  '01               -21.65%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

---------------------------- ------------ --------------------------
Thrivent Large Cap Growth                 Since Inception of Fund
Fund                         1 Year       (10/29/99)
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Class A (before taxes)       21.92        -10.13
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Class A (after taxes on
distributions)               21.92        -10.13
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Class A (after taxes on
distributions and
redemptions)                 14.25        -7.81
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Class B                      23.98        -9.79
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Russell 1000 Growth/1/       29.75        -9.08
---------------------------- ------------ --------------------------

/1/The Russell 1000 Growth Index is an unmanaged Index comprised of those Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large
Cap Growth Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Expense Reimbursement/4/                 0.80%                                  0.80%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Net Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Growth Fund.

/4/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Thrivent Large Cap Growth Fund equal in the aggregate to 0.80%
of the average daily net assets of the Fund.   Thrivent Investment Mgt. has also voluntarily agreed,
through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Large Cap Growth Fund in order to limit the net operating expenses to an annual rate of 3.31%
of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - LBVAX
                            THRIVENT LARGE CAP VALUE FUND
                                                                                              Class B - LBVBX

INVESTMENT OBJECTIVE
The investment objective of the Thrivent Large Cap Value Fund is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES
The principal strategy for achieving this objective is to invest at least 80% of  the Fund's  net assets
(plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent
Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, as of ____, companies with large market capitalizations are those with market capitalizations of at least $__ billion. Should Thrivent Investment Mgt. determine that the
Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value.  These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are described on page --.)
The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

INVESTMENT RISKS
Thrivent Large Cap Value Fund is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor
performance even in rising markets.   Shares of Thrivent Large Cap Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Large Cap Value Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap
Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On June 25, 2004, the Fund merged with Lutheran Brotherhood Value Fund.  The performance presented is for Lutheran Brotherhood Value Fund, which commenced operations on October 29, 1999.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of
the Fund, and after-tax returns for Class B shares will vary.    How a fund has performed in the past
(before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'00                1.92%
'01               -9.53%
'02              -23.38%
'03               26.40%

The Fund's year-to-date return as of March 31, 2004 was 2.79%.

Best Quarter:           Q2  '03               +15.08%
Worst Quarter:          Q3  '02               -17.63%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

---------------------------- ------------ --------------------------
Thrivent Large Cap Value                  Since Inception of Fund
Fund                         1 Year       (10/29/99)
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Class A (before taxes)       19.40        -3.01
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Class A (after taxes on
distributions)               19.29        -3.13
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Class A (after taxes on
distributions and
redemptions)                 12.75        -2.42
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
Class B                      21.50        -2.65
---------------------------- ------------ --------------------------
---------------------------- ------------ --------------------------
S&P 500/Barra Value Index/1/ 31.76        0.18
---------------------------- ------------ --------------------------

/1/The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap
U.S. stocks.  The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios.  The S&P 500/Barra Value Index contains stocks with lower price-to-book ratios.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large
Cap Value Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Value Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AALGX
                            THRIVENT LARGE CAP STOCK FUND
                                                                                              Class B - BBLGX

INVESTMENT OBJECTIVE
Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Large Cap Stock Fund invests at least 80% of  its  net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies.  Although market capitalizations are constantly changing, as of __________, 2004, large cap companies have market capitalization greater than $__ billion according to Lipper, Inc. Thrivent Investment Mgt., the Fund's
investment adviser, focuses on dividend-paying stocks of companies with earnings growth per share that are
higher than stocks included in the S&P 500 Index.   Thrivent Investment Mgt. looks for good corporate
fundamentals by examining a company's quality, operating growth predictability and financial strength.
Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page  .)  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

INVESTMENT RISKS
Thrivent Large Cap Stock Fund is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor
performance even in rising markets.   Shares of Thrivent Large Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Large Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap
Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception if less than ten years)compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Large Cap Stock Fund commenced operations on July 16, 1987. Prior to January 8, 1997, share of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'94            -1.38%
'95            31.00%
'96            22.05%
'97            33.57%
'98            28.19%
'99            22.61%
'00            -1.09%
'01           -13.95%
'02           -22.75%
'03            21.13%

The Fund's year-to-date return as of March 31, 2004 was 0.48%.

Best Quarter:           Q4 '98              +21.92%
Worst Quarter:          Q3 '02              -17.71%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ----------- -------------- -------------- ----------------------
                                                                         Since Inception of
Thrivent Large Cap Stock Fund  1 Year      5 Years        10 Years       Class B (01/08/97)
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (before taxes)         14.48       -1.60          9.56           N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (after taxes on
distributions)                 14.41       -1.98          8.66           N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (after taxes on
distributions and
redemptions)                   9.49        -1.26          7.78           N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class B                        15.73       -1.52          N/A            6.69
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
S&P 500 Index/1/               28.67       -0.57          11.06          7.42
------------------------------ ----------- -------------- -------------- ----------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large
Cap Stock Fund.1

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/4/
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Fund on June 25, 2004.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Large Cap Stock Fund in order to limit the net operating expenses to an annual rate of 1.89% of the average daily net assets of Class B shares of the
Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AALCX
                            THRIVENT LARGE CAP INDEX FUND

INVESTMENT OBJECTIVE
Thrivent Large Cap  Index Fund  seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Large Cap Index Fund strives to invest in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index.
This is a passively managed Fund, which means that Thrivent Investment Mgt., the Fund's investment adviser, does not choose the securities that make up the Fund. When changes to the Index occur, Thrivent
Investment Mgt. will attempt to replicate these changes within the Fund. However, any such changes may
result in slight variations from time to time.   For liquidity reasons, the Fund may invest to some degree
in money market instruments.

INVESTMENT RISKS
Thrivent Large Cap  Index Fund  is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap
Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.  The after-tax returns  are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Large Cap Index Fund commenced operations on July 1, 2000.  How a fund has performed in the past
(before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'01         -13.54%
'02         -22.53%
'03          27.98%

The Fund's year-to-date return as of March 31, 2004 was 1.71%.

Best Quarter:           Q2  '03              +15.89%
Worst Quarter:          Q3  '02              -16.94%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ----------- --------------------

Thrivent Large Cap  Index                  Since Inception
Fund                           1 Year      (07/01/00)
------------------------------ ----------- --------------------
------------------------------ ----------- --------------------
Class A (before taxes)         20.94       -8.61
------------------------------ ----------- --------------------
------------------------------ ----------- --------------------
Class A (after taxes on
distributions)                 20.74       -8.69
------------------------------ ----------- --------------------
------------------------------ ----------- --------------------
Class A(after taxes on
distributions and
redemptions)                   13.86       -6.73
------------------------------ ----------- --------------------
------------------------------ ----------- --------------------
S&P 500 Index/1/               28.67       -6.24
------------------------------ ----------- --------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large
Cap  Index Fund.1 The Fund offers only Class A shares.

---------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Management Fees
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/4/
---------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain
expenses associated with operating Thrivent Large Cap  Index Fund   in order to limit the net operating
expenses to an annual rate of 0.40%  of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Index Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AABFX
                                THRIVENT BALANCED FUND
                                                                                              Class B - BBBFX

INVESTMENT OBJECTIVE
Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

INVESTMENT STRATEGY
Thrivent Balanced Fund incorporates the strategies of Thrivent Large Cap Stock Fund, Thrivent Core Bond
Fund, and Thrivent Money Market Fund.

Thrivent Investment Mgt., the Fund's investment adviser, establishes the Fund's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons,  as well as expected risks of each asset class.  Thrivent Investment Mgt. tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon.
The Fund invests in the following three asset classes within the ranges given:

                                      Minimum          Maximum
--------------------------------------------------------------
 Common Stocks                         35%              75%
 Debt Securities                       25%              50%
 Money Market Instruments               0%              40%

 [sidebar: Current Weighting of Assets]

 As of ____,2004, the investments in the asset classes were as follows:

Percent Weighted
-------------------------------------------------------
Common Stocks                               %
Debt Securities                             %
Money Market Instruments                    %
                                        -----
Total                                    100%

INVESTMENT RISKS
Thrivent Balanced Fund is subject to the following primary investment risks.

Market Risk.   Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The value of the Fund's shares may be affected by weak equity markets or  changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates
rise for bonds that pay a fixed rate of interest.   Bonds with longer durations or maturities tend to be
more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Balanced Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Balanced Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Balanced
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Balanced Fund commenced operations on December 29, 1997.  The table includes performance of Class
B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A )

'98            18.04%
'99            10.97%
'00             3.31%
'01            -3.02%
'02           -11.36%
'03            14.94%

The Fund's year-to-date return as of March 31, 2004 was 1.40%.

Best Quarter:           Q4  '98             +11.28%
Worst Quarter:          Q3  '02              -8.95%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ------------ ----------- ----------------------------
Thrivent Balanced Fund         1 Year       5 Years     Since Inception (12/29/97)
------------------------------ ------------ ----------- ----------------------------
------------------------------ ------------ ----------- ----------------------------
Class A (before taxes)         8.66         1.37        3.97
------------------------------ ------------ ----------- ----------------------------
------------------------------ ------------ ----------- ----------------------------
Class A (after taxes on
distributions)                 8.15         0.49        3.12
------------------------------ ------------ ----------- ----------------------------
------------------------------ ------------ ----------- ----------------------------
Class A (after taxes on
distributions and
redemptions)                   5.76         0.68        2.81
------------------------------ ------------ ----------- ----------------------------
------------------------------ ------------ ----------- ----------------------------
Class B                        9.98         1.59        4.19
------------------------------ ------------ ----------- ----------------------------
------------------------------ ------------ ----------- ----------------------------
Lehman Brothers Aggregate
Bond Index/1/                  4.10         6.62        6.95
------------------------------ ------------ ----------- ----------------------------
------------------------------ ------------ ----------- ----------------------------
S&P 500 Index/2/               28.67        -0.57       4.09
------------------------------ ------------ ----------- ----------------------------

/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

/2/The  S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Balanced Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   5.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES3
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - LBHYX
                               THRIVENT HIGH YIELD FUND
                                                                                              Class B - LUHBX

INVESTMENT OBJECTIVE
Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

INVESTMENT STRATEGIES
Under normal market conditions, Thrivent High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by Standard &
Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but
considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.   The
Fund invests in securities regardless of the securities' maturity average.  Should Thrivent Investment
Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page _.)  Thrivent Investment Mgt. focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

INVESTMENT RISKS
Thrivent High Yield  Fund is subject to the following primary investment risks.

Market Risk.   Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the
Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds  have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent High Yield Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent High Yield
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods  (or since inception if less than ten years) compared
to a broad-based securities market index.    On June 25, 2004, the Fund became the successor by merger to
Lutheran Brotherhood High Yield Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood High Yield Fund, which commenced operations on April 3,
1987.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of Thrivent High Yield Fund had no specific class designation.  As of that date, all of the outstanding shares were designated as Class A shares.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.
How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)
Years Ended December 31st
'94      -5.29%
'95      19.38%
'96      10.96%
'97      13.47%
'98      -1.94%
'99       7.05%
'00     -16.31%
'01      -1.73%
'02      -6.98%
'03      27.09%

The Fund's year-to-date return as of March 31, 2004 was 1.91%.

Best Quarter:          Q2  '03              +8.59%
Worst Quarter:         Q4  '00             -12.10%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ----------- -------------- -------------- ----------------------
                                                                         Since Inception of
Thrivent High Yield Fund       1 Year      5 Years        10 Years       Class B (10/31/97)
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (before taxes)         21.32       -0.11          3.33           N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (after taxes on
distributions)                 18.02       -4.00          -0.63          N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (after taxes on
distributions and
redemptions)                   13.72       -1,99          0.71           N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class B                        22.14       0.08           N/A            -0.08
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Lehman Brothers High Yield
Bond Index/1/                  28.97       5.23           6.89           4.84
------------------------------ ----------- -------------- -------------- ----------------------

/1/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent High
Yield Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   4.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/4/
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent High Yield Fund in order to limit the net operating expenses to an annual rate of 1.77% of the average daily net assets of Class B shares of the
Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent High Yield Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AAHYX
                           THRIVENT PARTNER HIGH YIELD FUND
                                                                                              Class B - BBHYX

INVESTMENT OBJECTIVE
Thrivent Partner High Yield Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds."
The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Partner High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield high-risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard &
Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Pacific Investment Management Company LLC ("PIMCO"), the Fund's
investment subadviser.     Should PIMCO determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.  The Fund may invest up to 20% of its net assets in bonds of foreign issuers. A foreign issuer is a company domiciled in a country other than the U.S.

The Fund may invest the remainder of the Portfolio's assets in cash, short-term money market instruments, and investment-grade fixed-income instruments.  PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

INVESTMENT RISKS
Thrivent Partner High Yield  Fund is subject to the following primary investment risks.

Market Risk.   Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the
Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds  have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of PIMCO in assessing the potential of the securities in which the Fund invests. The subadviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Partner High Yield Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Partner High
Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Partner High Yield Fund commenced operations on January 8, 1997.  The table includes performance of Class B shares which reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)
Years Ended December 31st

'98            -2.25%
'99            -3.75%
'00            -4.44%
'01             0.40%
'02            -0.80%
'03            26.65%

The Fund's year-to-date return as of March 31, 2004 was 0.55%.

Best Quarter:           Q2  '03               +9.57%
Worst Quarter:          Q3  '98               -7.76%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ------------ ------------- -----------------------
Thrivent Partner High Yield                               Since Inception
Fund                           1 Year       5 Years       (01/08/97)
------------------------------ ------------ ------------- -----------------------
------------------------------ ------------ ------------- -----------------------
Class A (before taxes)         20.95        2.07          2.97
------------------------------ ------------ ------------- -----------------------
------------------------------ ------------ ------------- -----------------------
(after taxes on
distributions)                 17.74        -1.42         -0.67
------------------------------ ------------ ------------- -----------------------
------------------------------ ------------ ------------- -----------------------
(after taxes on
distributions and
redemptions)                   13.42        -0.18         0.49
------------------------------ ------------ ------------- -----------------------
------------------------------ ------------ ------------- -----------------------
Class B                        21.40        2.23          3.11
------------------------------ ------------ ------------- -----------------------
------------------------------ ------------ ------------- -----------------------
Merrill Lynch High Yield
Cash Pay Index/1/              27.22        5.49          6.30
------------------------------ ------------ ------------- -----------------------
/1/The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1200 "cash-pay"
high-yield bonds representative of the high-yield bond market as a whole.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner
High Yield Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   4.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner High Yield Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AAINX
                             THRIVENT MUNICIPAL BOND FUND
                                                                                              Class B - BBFBX

INVESTMENT OBJECTIVE
Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

INVESTMENT STRATEGIES
Under normal market conditions, Thrivent Municipal Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.

Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 3.)  Thrivent Investment Mgt. focuses on investment-grade municipal bonds of issuers that it believes are financially sound and have healthy balance sheets, strong operating income, and good economic prospects.

INVESTMENT RISKS
Thrivent Municipal Bond Fund is subject to the following primary investment risks.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The Fund's performance may be affected by political and economic conditions at the state, regional or federal level.  These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect  the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Tax Risk.  Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Municipal Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table shown provide an indication of the risks of investing in Thrivent
Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for one-, five-, and ten-year periods (or since inception if less than ten years)compared to a broad-based securities market index. On June 25, 2004, the Fund merged with Lutheran
Brotherhood Municipal Bond Fund.  The performance presented is for Lutheran Brotherhood Municipal Bond
Fund, which commenced operations on December 3, 1976.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of Thrivent Municipal Bond Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares.  The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to
Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'94       -6.57%
'95       18.18%
'96        3.44%
'97        9.34%
'98        6.19%
'99       -3.05%
'00       11.74%
'01        4.94%
'02        8.78%
'03        4.42%

The Fund's year-to-date return as of March 31, 2004 was 1.59%.

Best Quarter:           Q1 '95               +7.50%
Worst Quarter:          Q1 '94               -6.34%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIOD ENDING DECEMBER 31, 2003)

------------------------------ ------------ -------------- -------------- ------------------------
                                                                          Since Inception of
                                                                          Class B
Thrivent Municipal Bond Fund   1 Year       5 Years        10 Years       (10/31/97)
------------------------------ ------------ -------------- -------------- ------------------------
------------------------------ ------------ -------------- -------------- ------------------------
Class A (before taxes)         -0.24        4.27           5.04           N/A
------------------------------ ------------ -------------- -------------- ------------------------
------------------------------ ------------ -------------- -------------- ------------------------
Class A (after taxes on
distributions)                 -1.89        2.32           2.99           N/A
------------------------------ ------------ -------------- -------------- ------------------------
------------------------------ ------------ -------------- -------------- ------------------------
Class A (after taxes on
distributions and
redemptions)                   -0.14        2.44           2.99           N/A
------------------------------ ------------ -------------- -------------- ------------------------
------------------------------ ------------ -------------- -------------- ------------------------
Class B                        -0.22        4.50           N/A            4.98
------------------------------ ------------ -------------- -------------- ------------------------
------------------------------ ------------ -------------- -------------- ------------------------
Lehman Brothers Municipal
Bond Index/1/                  5.32         5.83           6.03           N/A
------------------------------ ------------ -------------- -------------- ------------------------

/1/The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Municipal Bond Fund.1

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   4.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                 0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/4/
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Municipal Bond Fund.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Municipal Bond Fund in order to limit the net operating expenses to an annual rate of 1.47% of the average daily net assets of Class B shares of the
Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Municipal Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - LUBIX
                                 THRIVENT INCOME FUND
                                                                                              Class B - LUIBX

INVESTMENT OBJECTIVE
Thrivent Income Fund seeks high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

INVESTMENT STRATEGIES
Thrivent Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.  Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by
Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 3.)  Thrivent Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

INVESTMENT RISKS
Thrivent Income Fund is subject to the following primary investment risks.

Market Risk.   Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Income Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods  (or since inception if less than ten years) compared to a broad-based securities market index.

On June 25, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood
Income Fund, which commenced operations on June 1, 1972.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of Thrivent Income Fund had no specific class designation.  As of that date, all of the outstanding shares were designated as Class A shares.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.
How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

Years Ended December 31st

'94       -4.86%
'95       18.82%
'96        2.21%
'97        8.36%
'98        8.90%
'99       -2.48%
'00       10.22%
'01        7.01%
'02        4.92%
'03        8.08%

The Fund's year-to-date return as of March 31, 2004 was 2.46%.

Best Quarter:           Q2 '95               +6.69%
Worst Quarter:          Q1 '94               -3.97%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ----------- -------------- -------------- ----------------------
                                                                         Since Inception of
Thrivent Income  Fund          1 Year      5 Years        10 Years       Class B (10/31/97)
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (before taxes)         3.20        4.48           5.44           N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (after taxes on
distributions)                 1.83        2.36           3.01           N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class A (after taxes on
distributions and
redemptions)                   2.06        2.50           3.09           N/A
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Class B                        3.28        4.69           N/A            5.37
------------------------------ ----------- -------------- -------------- ----------------------
------------------------------ ----------- -------------- -------------- ----------------------
Lehman Brothers Aggregate
Bond Index/1/                  4.10        6.62           6.95           7.02
------------------------------ ----------- -------------- -------------- ----------------------

/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Income
Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   4.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/4/
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Income Fund in order to limit the net operating expenses to an annual rate of 1.63% of the average daily net assets of Class B shares of the
Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AAINX
                               THRIVENT CORE BOND FUND
                                                                                              Class B - BBFBX

INVESTMENT OBJECTIVE
Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

INVESTMENT STRATEGIES
Thrivent Core Bond Fund invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities.  Under normal circumstances, the Funds invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P  or unrated but considered to be of comparable quality by the Fund's investment adviser.
Should the Fund's investment adviser, Thrivent Investment Mgt., determine that the Fund would benefit from reducing the percentage of its assets invested in such securities from 80% to a lesser amount, we will notify you  at least 60 days prior to the  change.
Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 3.)  Thrivent Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

INVESTMENT RISKS
Thrivent Core Bond Fund is subject to the following primary investment risks.

Market Risk.  Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect  the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be
more sensitive to changes in interest rates than bonds with shorter durations or maturities.   In
addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.  Shares of Thrivent Core Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Core Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Core Bond
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods ( or since inception if less than ten years)compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Core Bond Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the
Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

 [INSERT BAR CHART HERE}

'94             -4.75%
'95             16.06%
'96              2.26%
'97              8.98%
'98              6.63%
'99             -1.65%
'00             10.76%
'01              8.14%
'02              6.81%
'03              5.84%

The Fund's year-to-date return as of March 31, 2004 was 2.77%.

Best Quarter:           Q2  '95               +5.07%
Worst Quarter:          Q1  '94               -3.42%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ------------ ------------- --------------- ------------------------
                                                                          Since Inception of
                                                                          Class B
Thrivent Core Bond Fund        1 Year       5 Years       10 Years        (01/08/97)
------------------------------ ------------ ------------- --------------- ------------------------
------------------------------ ------------ ------------- --------------- ------------------------
Class A (before taxes)         1.06         4.92          5.26            N/A
------------------------------ ------------ ------------- --------------- ------------------------
------------------------------ ------------ ------------- --------------- ------------------------
Class A (after taxes on
distributions)                 -0.49        2.74          2.97            N/A
------------------------------ ------------ ------------- --------------- ------------------------
------------------------------ ------------ ------------- --------------- ------------------------
Class A (after taxes on
distributions and
redemptions)                   0.67         2.83          3.02            N/A
------------------------------ ------------ ------------- --------------- ------------------------
------------------------------ ------------ ------------- --------------- ------------------------
Class B                        0.83         4.92          N/A             5.80
------------------------------ ------------ ------------- --------------- ------------------------
------------------------------ ------------ ------------- --------------- ------------------------
Lehman Brothers Aggregate
Bond Index/1/                  4.10         6.62          6.95            7.44
------------------------------ ------------ ------------- --------------- ------------------------

/1/The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Core
Bond Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   4.50%                                  None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      1.00%/2/                               5.00%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted from Fund
assets)                                   CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                 0.25%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - LBLAX
                         THRIVENT LIMITED MATURITY BOND FUND
                                                                                               Class B - N/A

INVESTMENT OBJECTIVE
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

INVESTMENT STRATEGIES
Thrivent Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years.  Under normal market conditions, LB Limited Maturity Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by S & P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are
described on page   .)  Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

[BEGIN CALLOUT]

The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the
Fund.  In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
[END CALLOUT]

INVESTMENT RISKS
Thrivent Limited Maturity Bond Fund is subject to the following primary investment risks.

Market Risk.  Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  effect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be
more sensitive to changes in interest rates than bonds with shorter durations or maturities.   In
addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.  Shares of Thrivent Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Limited Maturity Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Limited
Maturity Bond Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for one-year period and since inception compared to a broad-based securities market index. On June 25, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited
Maturity Bond Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood Limited Maturity Bond Fund, which commenced operations on October
29, 1999.

The bar chart and table include the effect of Fund expenses and assume that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

 [INSERT BAR CHART HERE}

'00      7.98%
'01      8.02%
'02      4.88%
'03      4.81%

The Fund's year-to-date return as of March 31, 2004 was 1.75%.

Best Quarter:           Q1  '01               +3.38%
Worst Quarter:          Q1  '02               -0.17%

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------------ ------------ -------------------------

Thrivent Limited Maturity                   Since Inception
Bond Fund                      1 Year       (10/29/99)
------------------------------ ------------ -------------------------
------------------------------ ------------ -------------------------
Class A (before taxes)         4.81         6.10
------------------------------ ------------ -------------------------
------------------------------ ------------ -------------------------
Class A (after taxes on
distributions)                 3.53         4.10
------------------------------ ------------ -------------------------
------------------------------ ------------ -------------------------
Class A (after taxes on
distributions and
redemptions)                   3.18         3.92
------------------------------ ------------ -------------------------
------------------------------ ------------ -------------------------
Class B                        4.61         6.06
------------------------------ ------------ -------------------------
------------------------------ ------------ -------------------------
Lehman Brothers
Government/Corporate 1-5
Year Bond Index/1/             3.35         7.03
------------------------------ ------------ -------------------------

/1/The Lehman Aggregate Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years. The performance of the
Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Limited
Maturity Bond Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                       None                                   None
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/2/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.25%                                  0.25%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses/3/
---------------------------------------- -------------------------------------- --------------------------------------

/1/Class B  shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds of Thrivent Mutual Funds.  Class B shareholders of Thrivent Limited Maturity Bond Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund. In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/3/Thrivent Investment Mgt. has agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Limited Maturity Bond Fund  in order to limit the net operating expenses to an annual rate of 0.96% of the average daily net assets of Class B shares of  the
Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Limited Maturity Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                                                              Class A - AMMXX
                              THRIVENT MONEY MARKET FUND
                                                                                               Class B - N/A

INVESTMENT OBJECTIVE
Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

INVESTMENT STRATEGIES
Thrivent Money Market Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S.
dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. Thrivent Investment Mgt., the Fund's investment adviser, looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are described on page _.)

Thrivent Investment Mgt. manages Thrivent Money Market Fund subject to strict rules established by the
Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price.  Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities.  In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of Thrivent Money Market Fund's total assets must be invested in "first tier" securities.  First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent Investment Mgt. to be of comparable quality).  First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies.  They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of Thrivent Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent Investment Mgt. to be of comparable quality), or kept in cash.

INVESTMENT RISKS
Thrivent Money Market Fund is subject to the following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the  security may decline in price and  affect the value of the Fund.

Interest Rate Risk.   A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.   An
investment in Thrivent Money Market Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.   Although Thrivent Money Market
Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Money Market
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception if less than ten years)compared to a broad-based securities market index.  The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

Thrivent Money Market Fund commenced operations on March 10, 1988.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'94             2.93%
'95             4.90%
'96             5.20%
'97             5.19%
'98             4.88%
'99             4.60%
'00             5.82%
'01             3.59%
'02             1.04%
'03             0.44%

The Fund's year-to-date return as of March 31, 2004 was 0.06%.

Best Quarter:           Q3'00       +1.49%
Worst Quarter:          Q4'03       +0.07%

The 7-day yield for the period ended March 31, 2004 for Thrivent Money Market Fund Class A shares was
0.23%.

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ------------ ------------- ------------------------ -------------------------
Thrivent Money Market                                                         Since Inception of
Fund                      1 Year       5 Years       10 years                 Class B (01/08/97)
------------------------- ------------ ------------- ------------------------ -------------------------
------------------------- ------------ ------------- ------------------------ -------------------------
Class A                   0.44         3.08          3.84                     N/A
------------------------- ------------ ------------- ------------------------ -------------------------
------------------------- ------------ ------------- ------------------------ -------------------------
Class B                   -3.80        2.28          N/A                      2.93
------------------------- ------------ ------------- ------------------------ -------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Money
Market Fund./1/

---------------------------------------- -------------------------------------- --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                              CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                   None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value at
time of purchase or redemption,
whichever is lower)                      None                                   5.00%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
ANNUAL FUND
OPERATING EXPENSES/2/
(expenses that are deducted from Fund
assets)                                  CLASS A SHARES                         CLASS B SHARES
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Distribution (12b-1) Fees                0.125%                                 0.875%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Expense Reimbursement/3/                 0.10%                                  0.10%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Net Expenses
---------------------------------------- -------------------------------------- --------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy
Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we  may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with
Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the merger with Lutheran Brotherhood Money Market Fund on June 25, 2004.

/3/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Thrivent  Money Market Fund equal in the aggregate 0.10% of the average daily net assets of the Fund.  Thrivent Investment Mgt. also has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of
Thrivent Money Market Fund in order to limit net operating expenses to 1.01% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Money Market Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1 Year                 3 Years                 5 Years                10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B shares
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis,
Minnesota 55415, serves as investment adviser  for each of the Funds.  Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1986 and managed approximately $__ billion in assets as of March 31, 2004, including approximately $___ billion in mutual fund assets.
Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except Thrivent Partner Small Cap Value Fund, Thrivent Partner International Stock Fund, and Thrivent
Partner High Yield  Fund (the "Subadvised Funds").  For the Subadvised Funds, , Thrivent Investment Mgt.
establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund.
Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds.  Thrivent Investment Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Funds have received an exemptive order from the Securities and Exchange
Commission ("SEC") that permits Thrivent Investment Mgt. and the Funds, with the approval of the Funds'
Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those
agreements, to a vote of the shareholders of the applicable Funds.   Thrivent Investment Mgt. will notify
shareholders of a Fund if there is a new subadviser for that Fund.

ADVISORY FEES
Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.  Thrivent Investment Mgt.
received the following advisory fees during the Fund's most recent fiscal year, expressed as a percentage of the Fund's average net assets.*

------------------------------------------------------------------------------------- -------------------------------
                                        FUND                                          ADVISORY FEE
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Technology Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner Small Cap Value Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Small Cap Stock Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Small Cap Index Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Growth Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Stock Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Index Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner International Stock Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Growth Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Value Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Stock Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Index Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Balanced Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent High Yield Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner High Yield Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Municipal Bond Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Income Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Core Bond Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Limited Maturity Bond Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Money Market Fund
------------------------------------------------------------------------------------- -------------------------------

*Thrivent Investment Mgt. reimbursed certain expenses of some of the Funds.  This table does not reflect the effects of any reimbursements.

PORTFOLIO MANAGEMENT

Thrivent Technology  Fund
Brian J. Flanagan, CFA & James A. Grossman have served as portfolio co-managers of Thrivent Technology
Fund since it commenced operations in 2000.  Messrs. Flanagan and Grossman have  been with Thrivent
Investment Mgt. since 1996.

Thrivent Partner Small Cap Value Fund
Effective June 25, 2004, Thrivent Investment Mgt. has engaged T. Rowe Price, 100 East Pratt Street,
Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Fund.  T. Rowe
Price had approximately $   billion under management as of _____2004.   Preston Athey serves as portfolio
manager for Thrivent Partner Small Cap Value Fund.   Mr. Athey is a Vice President and a small company
equity portfolio manager with T. Rowe Price Group, Inc. and T. Rowe Price,  He has been with T. Rowe Price since 1976.

Thrivent Small Cap Stock Fund
Christopher J. Serra, CFA, has served as portfolio manager of Thrivent Small Cap Stock Fund since 2003.
He has been with Thrivent Investment Mgt. since 1998 and has served as a portfolio manager since 1999.

Thrivent Small Cap Index Fund
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Small Cap Index Fund since 2002. Mr.
Brimmer has been with Thrivent Investment Mgt.  since 1985 and previously managed its asset liability management department.

Thrivent Mid Cap Growth Fund
Andrea J. Thomas, CFA and Brian L. Thorkelson  serve as the portfolio co-managers of Thrivent Mid Cap
Growth Fund.   Ms. Thomas has served as portfolio manager of the Fund since 2003.   She has been with
Thrivent Investment Mgt. since 1987, and she previously served as associate portfolio manager and portfolio manager.  Mr. Thorkelson has served as the portfolio manager of the Fund since its inception in
1998.  He has been with Thrivent Investment Mgt. since 1987.

Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA & John E. Hintz, CFA,  have served as portfolio co-managers of Thrivent Mid Cap
Stock Fund since 2004. Mr. Flanagan has been with Thrivent Investment Mgt. since 1996 and has served as a portfolio manager since 2000.  Mr. Hintz has been with Thrivent Investment Mgt. since 1997 and has served as Director of Equity Research since 2001.

Thrivent Mid Cap Index Fund
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Mid Cap Index Fund since 2002. Mr.
Brimmer has been with Thrivent Investment Mgt.  since 1985 and previously managed its asset liability management department.

Thrivent Partner International Stock Fund
Thrivent Investment Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida
33486, and Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadvisers for Thrivent Partner International Stock Fund.

Mercator has served as a subadviser for the Fund since 2004.    Mercator was founded in 1994 and manages
international equity funds for institutional clients, including retirement plans, endowments, and
foundations.   As of _____________, 2004, Mercator managed approximately $___billion in assets.
Mercator has an investment advisory team that has day-to-day responsibility for managing its portion of the Fund's assets.

Price International has served as a subadviser for the Fund since its inception in 1995.   It is one of
the world's largest international mutual fund asset managers with the U.S. equivalent of about $___
billion under management as of  _________, 2004,  in its offices in Baltimore, London, Tokyo, Singapore,
Paris, Hong Kong, and Buenos Aires.  Price International has an investment advisory group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.

Thrivent Large Cap Growth Fund
Scott A. Vergin has served as portfolio manager of Thrivent Large Cap Growth Fund since 2002.  Mr. Vergin has been with Thrivent Investment Mgt. since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Value Fund
Thrivent Large Cap Value Fund is managed by a team of investment professionals from Thrivent Investment
Mgt.

Thrivent Large Cap Stock Fund
Frederick L. Plautz has served as portfolio manager of Thrivent Large Cap Stock Fund  since  1995.  Mr.
Plautz has been with Thrivent Investment Mgt. since 1995.

Thrivent Large Cap  Index Fund
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Large Cap Index Fund since 2002. Mr.
Brimmer has been with Thrivent Investment Mgt.  since 1985 and previously managed its asset liability management department.

Thrivent Balanced Fund
Frederick L. Plautz and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Balanced Fund. Mr.
Plautz has been with Thrivent Investment Mgt. since 1995 and has served as portfolio manager of the Fund since 1997.  Mr. Onstad has been with Thrivent Investment Mgt. since 1995 and has served as portfolio manager of the Fund since 1999.

Thrivent High Yield Fund
Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of Thrivent High Yield Fund.  Mr.
Ocenasek has served as a portfolio manager of the Fund since 1997 and has been with Thrivent Investment
Mgt. since 1987.  Mr. Simenstad has served as a portfolio manager of the Fund since 2001, and he has been a portfolio manager with Thrivent Investment Mgt. since 1999.

Thrivent Partner High Yield Fund
Thrivent Investment Mgt. has engaged PIMCO,  800 Newport Center Drive, Newport Beach, California 92660, to
serve as subadviser of Thrivent Partner High Yield Fund.  PIMCO has served as subadviser since _______ and is one of the world's largest bond fund managers, with assets under management of approximately $____
billion as of ____________, 2004. Raymond F. Kennedy, CFA, serves as portfolio manager for the Fund.  Mr.
Kennedy is a managing director, portfolio manager and senior member of the PIMCO investment strategy group.  Mr. Kennedy has been with  PIMCO since 1996.

Thrivent Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of Thrivent Municipal Bond Fund since  2002. Ms.
Grangaard has been with Thrivent Investment Mgt. since 1988 and has served as a portfolio manager  since
1994.

Thrivent Income Fund
Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Income
Fund. Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as  portfolio manager of
the Fund since 1998.   Mr. Onstad has served as portfolio manager of the Fund since 2002. Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Core Bond Fund
Michael G. Landreville, CFA,  and Alan D. Onstad, CFA,  serve as portfolio co-managers of Thrivent Core
Bond Fund. Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as  portfolio manager of
the Fund since 2002.   Mr. Onstad has served as portfolio manager of the Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund
Michael G. Landreville, CFA, has served as portfolio manager of Thrivent Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served as a portfolio manager since 1998.

Thrivent Money Market Fund
William D. Stouten has served as portfolio manager of Thrivent Money Market Fund since 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent Investment Mgt. from 2001 to 2003.
Prior to joining Thrivent Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur
Asset Management from 1998 to 2001.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt. and the subadvisers  may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

STANDARD & POOR'S TRADEMARKS
"Standard & Poor's®," "S&P®," "Standard & Poor's 500," "S&P 500 Index®," "500," "Standard & Poor's MidCap
400 Index," "S&P MidCap 400 Index," "Standard &Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are
trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent Financial. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional
Information for additional disclaimers and limitations of liabilities on behalf of S&P.

SHAREHOLDER INFORMATION

Shareholder Information

[BEGIN CALLOUT]

HOW TO CONTACT US

By Telephone:
         1-800-847-4836
         press 1 to speak with a customer service representative
         or
         press 2 to use the Automated Service Line

By Internet:
         www.thrivent.com

By Mail (New Applications):
         Thrivent Mutual Funds
         P.O. Box 219347
         Kansas City, Missouri  64121-9347

By Mail (Additional Investments):
         Thrivent Mutual Funds
         P.O. Box 219334
         Kansas City, Missouri  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
         Thrivent Mutual Funds
         P.O. Box 219348
         Kansas City, Missouri  64121-9348

By Express Mail:
         Thrivent Mutual Funds
         210 West 10th Street, 8th Floor
         Kansas City, Missouri  64105

 [END CALLOUT]

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV  after the Fund receives your payment or redemption request.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities.  The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the
Board of Trustees for the Funds, which utilize the amortized cost method.  Valuing securities held by
Thrivent Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security.  This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Choosing a Class of Shares

This Prospectus offers two classes of shares (other than Thrivent Small Cap Index, Mid Cap Index, and
Large Cap Index Funds), each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                        Class A shares                                      Class B shares
-------------------------------------------------------------------------------------------------------------------------
Sales Charges           Initial sales charge at time of investment          Contingent Deferred Sales Charge ("CDSC")
                        of up to 5.5% for equity funds and 4.5%             of 5% to 1%, depending on how
                        for fixed income funds depending on amount          long you hold your shares before you
                        of investment                                       redeem them.  There is no CDSC after five
                                                                            years
-------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee          0.25% each year of average daily net                1.00% each year of average daily net assets
                        assets (0.125% for Thrivent Money Market Fund)      (except 0.25% for Thrivent Money Market Fund
                                                                            and 0.875% for Thrivent Money Market Fund).
                                                                            Class B shares convert automatically to Class A
                                                                            shares after five years.
--------------------------------------------------------------------------------------------------------------------------

Class A shares of Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund are offered without an initial sales charge. Both Class A and Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee for distribution and shareholder servicing activities.  Under its 12b-1 plan, the Funds pay the Rule 12b-1 fees to Thrivent Investment Mgt. Those fees are paid out of a Fund's assets attributable to the respective class of shares on an ongoing basis.  As a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent Technology
Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index Fund,
Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund,  Thrivent Partner
International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent Large
Cap Stock Fund, Thrivent Large Cap Index Fund,  and Thrivent Balanced Fund.

  WHEN YOU                                   THIS % IS     WHICH EQUALS THIS
INVEST THIS                                  DEDUCTED FOR      % OF YOUR
  AMOUNT                                     SALES CHARGES    INVESTMENT
-----------------                           --------------   ---------------
Less than $50,000                                5.5%             5.82%
$50,000 and above but less than $100,000         4.5%             4.71%
$100,000 and above but less than $250,000        3.5%             3.63%
$250,000 and above but less than $500,000        2.5%             2.56%
$500,000 and above but less than $1,000,000      2.0%             2.04%
$1,000,000 or more                                 0%*               0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent High Yield
Fund, Thrivent Partner High Yield Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent
Core Bond Fund.

WHEN YOU                                     THIS % IS     WHICH EQUALS THIS
INVEST THIS                                  DEDUCTED FOR      % OF YOUR
  AMOUNT                                     SALES CHARGES    INVESTMENT
-----------------                           --------------   ---------------
Less than $50,000                                4.5%             4.71%
$50,000 and above but less than $100,000         4.0%             4.17%
$100,000 and above but less than $250,000        3.5%             3.63%
$250,000 and above but less than $500,000        2.5%             2.56%
$500,000 and above but less than $1,000,000      2.0%             2.04%
$1,000,000 or more                                 0%*               0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways To Eliminate Or Reduce The Initial Sales Charges

Rights of Accumulation:  You can combine the value of all shares of any class of the Funds (except
Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) that you or members of your family who live with you own to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of Thrivent
Limited Maturity Bond Fund or Thrivent Money Market Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan.

Automatic Reinvestments:  Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) will not be subject to any initial sales charge.

Thirteen-month Letter of Intent:  If you intend to accumulate $50,000 or more, including the value of previous purchases  in Class A or Class B shares of one or more of the Funds (except Thrivent Limited
Maturity Bond Fund or Thrivent Money Market Fund) within the next 13 months, you may sign a Letter of
Intent and receive a reduced sales charge on purchases of any Class A shares.

Reinvestment upon Redemption:  Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than Thrivent Limited Maturity Bond Fund or Thrivent Money Market
Fund, or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares.  You must make your reinvestment within
90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

Surrender or Dividend Withdrawal:  If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans ("Thrivent Financial") or Thrivent Life
Insurance Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

Amount Invested From Close-out of Small Class B Account:  If you redeem a Class B Account which is below
$500 and instruct that the proceeds should be used to purchase additional shares of an existing Class A
Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

Investment Advisory Program:  Class A shares purchased in connection with a fee-based investment advisory program offered by Thrivent Investment Mgt. will not be subject to any sales charge.

Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3)
and 501(c)(13) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

                                              This % of net asset value
 When you sell shares in                       at the time of purchase
 this year after you                          (or of sale, if lower) is
     bought them                              deducted from your proceeds
------------------------                     -----------------------------
      1st Year . . . . . . . . . . . . . . . . . . . . . 5%
      2nd Year . . . . . . . . . . . . . . . . . . . . . 4
      3rd Year . . . . . . . . . . . . . . . . . . . . . 3
      4th Year . . . . . . . . . . . . . . . . . . . . . 2
      5th Year . . . . . . . . . . . . . . . . . . . . . 1

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time.  There is no CDSC on exchanges into Class B shares of the other Funds.  The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange.  However, if you exchange Class A shares of
Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC.  If you exchange Class B shares of any other Fund for Class B shares of Thrivent Limited Maturity Bond Fund, the CDSC will stop declining during the period your investment is in Thrivent Limited Maturity Bond Fund Class B shares.  The amount of any CDSC will be paid to Thrivent Investment Mgt., the broker-dealer for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases, Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead. Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of another Fund.

Contingent Deferred Sales Charge Waivers

         No CDSC will apply to the following:

         *  Increases in the net asset value of Class B shares above the purchase price;

         *  Class B shares purchased through reinvestment of dividends and capital gains distributions;

         *  Class B shares purchased more than five years prior to redemption;

         *  Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living" or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b)
            plan);

         *  Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or

         *  Redemption of a Class B Share account which  is below $500 with instructions to purchase additional shares of an existing Class A Share account in order to meet the required minimum amount for the Fund.

Conversion Of Class B Shares To Class A Shares

Your Class B shares will automatically convert into Class A shares of the same Fund after five years or earlier if approved by the Board of Trustees and consequently will no longer be subject to the higher expenses borne by Class B shares. The Fund will not include the period that you held Class B shares of
Thrivent Limited Maturity Bond Fund in calculating the five-year period.

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt.
representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment Interaction Center ("Interaction
Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan,  additional documentation may be necessary.

Required Minimum Investments

                                                  First          Additional
         Regular Account                         Purchase         Purchases
         ---------------                        ---------        -----------

All Funds except Thrivent Money Market Fund      $1,000               $50
  and Thrivent Limited Maturity Bond Fund

Thrivent Money Market Fund                       $1,500              $100
Thrivent Limited Maturity Bond Fund              $2,500              $100

         IRA or Tax-Deferred Plan
         ------------------------

All Funds except Thrivent Money Market Fund        $500               $50
 and Thrivent Limited Maturity Bond Fund

Thrivent Money Market Fund and                     $500              $100
 Thrivent Limited Maturity Bond Fund

                                              Minimum Monthly
      Automatic Investment Plan                  Amount Per Account
      --------------------------              ---------------

All Funds except Thrivent Money Market Fund         $50
 and Thrivent Limited Maturity Bond Fund

Thrivent Money Market Fund and                     $100
  Thrivent Limited Maturity Bond Fund

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

     You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail; or
     * By wire transfer.

Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds.

Initial Purchases by Mail

         To buy shares of the Funds by mail:

         * Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

         * Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to
           "Thrivent Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Step 1:  Call the Interaction Center at (800) THRIVENT (847-4836) and
         provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the
            Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #011000028
           Account #4195-538-6

         Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent  Mutual Funds

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Step 3:  Mail your application.

Additional Purchases

         You may purchase additional shares through your Registered Representative or in any of the following ways:

         *  By mail;
         *  By telephone;
         *  By the Internet;
         *  By wire transfer; or
         *  Through the Automatic Investment Plan.

dditional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.  Please indicate your Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone
Purchase option on the application.  Once you have selected this option, you can call the Interaction
Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

         Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #011000028
           Account #4195-538-6

         Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

           Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Thrivent Mutual Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the
Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent
Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank Withdrawal Plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified - which may not be less than $50 per account--on specified dates.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent Financial, employees of
Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in
Thrivent Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent Mutual Funds does not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. generally mails written confirmation of your purchases within five business days following the date of your purchase.  It mails confirmation of check writing transactions in Thrivent
Money Market Fund monthly and confirmation of your automatic investment plan transactions at least quarterly.  For information about your shares, please contact the Interaction Center at (800) THRIVENT
(847-4836).

Redeeming Shares

When a Fund receives your request for redemption, the Fund will redeem your shares at the next calculation of the Fund's NAV.  The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission.  When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

You may redeem shares in any of the following ways:

         *  By mail;
         *  By phone;
         *  By the Internet;
         *  By wire transfer; or
         *  Through the Systematic Withdrawal Plan.

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

           If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

       You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program.
         A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

     Please note that an additional fee may be assessed for a redemption delivered by overnight mail or
Saturday delivery.

     The Funds will mail payment proceeds within seven days following receipt of all required documents.
However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836).  By
accepting this privilege, you assume some risks for unauthorized transactions.

         The following conditions apply:

      * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
      * There has been no change of address in the preceding 30 days;
      * The request is for $100,000 or less; and
      * If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

     The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. A Personal Identification Number (PIN)
is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on  retirement plan accounts.

Redemptions by Wire Transfer

         When redeeming shares by wire transfer, the following conditions apply:

         *  A fee of up to $50 may be assessed for redemptions by wire.
         *  If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
         *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the
Systematic Withdrawal Plan.  The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

      *  You need a minimum of $5,000 in your account to start the plan.
      *  You can select the date(s) on which the money is withdrawn.
      *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
      *  Money can be sent by check or electronic funds transfer.
      *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
      *  Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

     Please note that, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

Thrivent Money Market Fund Checks (Class A Shares Only)

You can write checks on your Class A shares of Thrivent Money Market Fund account if you complete a check writing signature card and agreement.  You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks.  The following rules and/or guidelines apply:

         *  The checks you write on Thrivent  Money Market Fund must be for $500 or more. (Because the
            Fund is not a bank, some features, such as stop payment, may not be available.)
         *  The transfer agent may impose reasonable fees for each check that is returned.
         *  Unless you purchased shares by wire, you must wait up to 10 business days after you purchase
            Thrivent Money Market Fund shares to write checks against that purchase.
         *  Unless you redeem via the Internet, you need a written request - not a check - to close
            Thrivent Money Market Fund account.  Your written request will require a Medallion Signature
            Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other
Funds. You may make exchanges by using the options described in this section or by using the automatic
exchange plan, which allows you to make exchanges on a regular basis.   If you exchange Class A shares of
a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund that you did not obtain through an exchange, you may exchange any or all of those shares for Class B shares of another Fund.  The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their
Class A shares for Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.
Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

     You may exchange funds in any of the following ways:
     *  By mail;
     *  By telephone; or
     *  By the Internet.

Exchanges by Mail

Prepare and mail a written request including the following information:
         *  Name(s) of the account owner(s);
         *  Your Fund(s) and account number(s);
         *  Dollar or share amount you wish to exchange;
         *  The name of the Fund(s) and account number(s) you are exchanging into; and
         *  Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836).  Telephone
exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. A Personal Identification Number
(PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. The required minimum amount for Class A and Class B share accounts is $1,000 for all
Funds except Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund.  The required minimum amount for Class A and B share accounts of Thrivent Limited Maturity Bond Fund is $2,500, and the required minimum amount for Class A and B share accounts of Thrivent Money Market Fund is $1,500.

Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

DISTRIBUTIONS

DIVIDENDS
Dividends are declared and paid as follows:

     - declared daily and paid monthly      Thrivent High Yield Bond Fund
                                            Thrivent Partner High Yield Bond Fund
                                            Thrivent Municipal Bond Fund
                                            Thrivent Income Fund
                                            Thrivent Core Bond Fund
                                            Thrivent Limited Maturity Bond Fund
                                            Thrivent Money Market Fund

     - declared and paid quarterly          Thrivent Large Cap Value Fund
                                            Thrivent Balanced Fund

     - declared and paid semi-annually      Thrivent Large Cap Stock  Fund

     - declared and paid annually           Thrivent Technology Fund
                                            Thrivent Partner Small Cap Value Fund
                                            Thrivent Small Cap Stock Fund
                                            Thrivent Small Cap Index Fund
                                            Thrivent Mid Cap Growth Fund
                                            Thrivent Mid Cap Stock Fund
                                            Thrivent Mid Cap Index Fund
                                            Thrivent Partner International Stock Fund
                                            Thrivent Large Cap Growth Fund
                                            Thrivent Large Cap Index Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

CAPITAL GAINS

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending
October 31.

DISTRIBUTION OPTIONS

When completing your application, you must select one of the following options for dividends and capital gains distributions:

     *  Full Reinvestment. Distributions from the Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

     *  Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within Thrivent Mutual Funds.

     *  Part Cash and Part Reinvestment.  You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the
        Fund.

     *  All Cash. Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

General

     In general, any net investment income and short-term capital gain distributions you receive from a
Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.
Distributions of other net capital gains by the Fund are generally taxable as capital gains--in most cases, at different rates from those that apply to ordinary income.  The Funds expect that distributions from Thrivent Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund,
Thrivent Small Cap Index Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap
Index Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap
Value Fund, and Thrivent Large Cap Index Fund will consist primarily of capital gains and that distributions from Thrivent Large Cap Stock Fund, Thrivent Balanced Fund, Thrivent High Yield Fund,
Thrivent Partner High Yield Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Municipal Bond
Fund, Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund will consist primarily of ordinary income.  The distributions from Thrivent Balanced Fund may consist of both capital gains and ordinary income.

     The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

     Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.  For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class
Shares of the same fund.

     Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

     By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Thrivent Partner International Stock Fund

Foreign investments pose special tax issues for Thrivent Partner International Stock Fund and its shareholders.  For example, certain gains and losses from currency fluctuations may be taxable as ordinary income.  Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to Thrivent Partner International Stock Fund.  If the amount withheld is material, Thrivent
Partner International Stock Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund

You will not be required to pay federal income tax on dividends of Thrivent Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities.  The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax.  In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax.  Any capital gains distributed by
Thrivent Municipal Bond Fund will be taxable.

OTHER SECURITIES AND INVESTMENT PRACTICES

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain
Funds may engage, along with their associated risks.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities:  Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs).  Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs.
ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-backed and asset-backed securities:  Each of the Funds may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons:  Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities:  Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure:  Each of the Funds may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities:  Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a
Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation
(and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending:  Each of the Funds except Thrivent Money Market Fund may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives:  Each of the Funds except Thrivent Money Market Fund may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds:  Each of the Funds except Thrivent Municipal Bond Fund and Thrivent Money Market Fund
may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by
Moody's.  To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o    The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o    Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds: Each of the Funds may  invest in government bonds and municipal bonds.  As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds:  The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading:  The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Thrivent Large Cap Growth Fund, Thrivent Income Fund and Thrivent Limited Maturity Bond Fund had portfolio turnover rates of over 100% for their most recent fiscal year. The adviser engages in active management of
Thrivent Large Cap Growth Fund, and it bought and sold securities for Thrivent Large Cap Growth Fund when it determined that it was appropriate to secure gains, limit losses, or reposition assets into more promising opportunities.  The adviser uses a mortgage dollar roll program in its investment strategy for
Thrivent Income Fund and Thrivent Limited Maturity Bond Fund.  A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.

Initial public offering:  Each of the Funds may engage in initial public offerings (IPOs) of securities.
IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the
Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities ratings:  When fixed-income securities are rated by one or more independent rating agencies, a
Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than
Thrivent Money Market Fund) may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing:  In response to market, economic, political or other conditions, each Fund (except
Thrivent Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

FINANCIAL HIGHLIGHTS
[To be provided by subsequent amendment]

THRIVENT MUTUAL FUNDS

By Telephone:
         800-847-4836
         press 1 to speak with a customer service representative
         or
         press 2 to use the Automated Service Line

By Internet:
         www.thrivent.com

By Mail (New Applications):
         Thrivent Mutual Funds
         P.O. Box 219347
         Kansas City, Missouri  64121-9347

By Mail (Additional Investments):
         Thrivent Mutual Funds
         P.O. Box 219334
         Kansas City, Missouri  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
         Thrivent Mutual Funds
         P.O. Box 219348
         Kansas City, Missouri  64121-9348

By Express Mail:
         Thrivent Mutual Funds
         210 West 10th Street, 8th Floor
         Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the
Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the
Securities and Exchange Commission in Washington, DC.  You may get more information about the Public
Reference Room by calling 1-202-942-8040. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by
sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

                                           THRIVENT MUTUAL FUNDS

                                                 PROSPECTUS

                                         Institutional Class Shares

                                               June 26, 2004

                                          Thrivent Technology Fund

                                   Thrivent Partner Small Cap Value Fund

                                        Thrivent Small Cap Stock Fund

                                        Thrivent Mid Cap Growth Fund

                                         Thrivent Mid Cap Stock Fund

                                        Thrivent Mid Cap Index Fund-I

                                  Thrivent Partner International Stock Fund

                                       Thrivent Large Cap Growth Fund

                                       Thrivent Large Cap Value Fund

                                       Thrivent Large Cap Stock Fund

                                       Thrivent Large Cap Index Fund-I

                                           Thrivent Balanced Fund

                                          Thrivent High Yield Fund

                                      Thrivent Partner High Yield Fund

                                        Thrivent Municipal Bond Fund

                                            Thrivent Income Fund

                                           Thrivent Core Bond Fund

                                         Thrivent Bond Index Fund-I

                                    Thrivent Limited Maturity Bond Fund

                                         Thrivent Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

                                                                                                        Page
Thrivent Technology Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Growth Fund
Thrivent Mid Cap Stock Fund
Thrivent Mid Cap Index Fund-I
Thrivent Partner International Stock Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Large Cap Index Fund-I
Thrivent Balanced Fund
Thrivent High Yield Fund
Thrivent Partner High Yield Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Core Bond Fund
Thrivent Bond Index Fund-I
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
     Investment Adviser
     Advisory Fees
     Portfolio Management
     Personal Securities Investments
     Standard & Poor's Trademarks

SHAREHOLDER INFORMATION

     Pricing Funds' Shares
     Institutional Class Shares
     Buying Shares
     Redeeming Shares
     Exchanging Shares Between Funds

DISTRIBUTIONS
     Dividends
     Capital Gains
     Distribution Options

TAXES
     General
     Thrivent Municipal Bond Fund
     Thrivent Partner International Stock Fund

OTHER SECURITIES AND INVESTMENT PRACTICES

FINANCIAL HIGHLIGHTS

THRIVENT TECHNOLOGY STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Technology  Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Technology Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in technology stocks. Technology stocks include stocks issued by companies in the following industries:  information technology, telecommunications services, computer and electronic retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Fund's investment adviser, Thrivent Investment Management Inc.
("Thrivent Investment Mgt." ) focuses on equity securities of technology companies that have a strong potential for future growth. These companies typically provide little or no dividend income. Should
Thrivent Investment Mgt.  determine that the Fund would benefit from reducing the percentage of its assets invested in technology stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Thrivent Investment Mgt. may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Technology  Fund is subject to the following principal investment risks:

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of technology securities historically have been more volatile than other securities.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.  The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Technology Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Technology Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Technology
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 1, 2000.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'01                     -36.48%
'02                     -42.33%
'03                     +52.36%

The Fund's year-to-date return as of March 31, 2004 was 0.00%.

Best Quarter            Q 4'01       +32.89%
Worst Quarter           Q 3'01       -39.32%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                           1 Year      (07/01/00)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                        52.36       -25.64
   (after taxes on distributions)                          52.36       -25.64
   (after taxes on distributions and redemptions)          34.03       -18.75
Goldman Sachs Technology Industry Composite Index/1/       54.18       -23.95
---------------------------------------------------------------------------------------------------------

/1/ The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Technology  Fund.  The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Technology Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT PARTNER SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE
Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Partner Small Cap Value Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. T. Rowe Price
Associates, Inc. ("T. Rowe Price"), the Fund's subadviser, focuses mainly on the stocks of smaller companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index.  Although market capitalizations are constantly changing, as of
_______________, 2004, the largest companies included in the Index have market capitalizations of less than $2.9 billion.  The Fund will not sell a stock just because the company has grown to a market capitalization outside the range, and the Fund may occasionally purchase companies with market capitalizations above the range.  Should T. Rowe Price determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund ordinarily invests in equity securities of small companies that T. Rowe Price believes are undervalued.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company.  Using fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.  T. Rowe Price considers these factors, among others, in choosing companies:

o        low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
o        low stock price relative to a company's underlying asset values;
o        above-average dividend yield relative to a company's peers or its own historic norm;
o        a plan to improve the business through restructuring; and
o        a sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with the Fund's objectives.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

T. Rowe Price uses fundamental research techniques to determine what securities to buy and sell.
(Fundamental analysis is described on page __.)

PRINCIPAL RISKS
Thrivent Partner Small Cap Value Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include:
demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value
stocks are out of favor.   In addition, smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of T. Rowe Price in assessing the potential of the securities in which the Fund invests. The subadviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner Small Cap Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Partner Small Cap
Value Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Partner
Small Cap Value Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Partner Small Cap Value Fund commenced operations on July 17, 2001.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN

'02         -14.59%
'03         +48.73%

The Fund's year-to-date return as of March 31, 2004 was 6.38%.

Best Quarter            Q2'03       +22.03%
Worst Quarter           Q3'02       -20.59%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
-----------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                           1 Year      (07/17/01)
------------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                        48.73                  13.26
  (after taxes on distributions)                           48.73                  13.14
  (after taxes on distributions and redemptions)           31.68                  10.72
S&P SmallCap 600/Barra Value Index/1/                      40.04                   8.94
------------------------------------------------------------------------------------------------------------
/1/ The S&P SmallCap 600/Barra Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have low price-to-book ratios.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small
Cap Value Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Expense Reimbursement/2/                                      0.50%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Net Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/2/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Institutional Class shares of Thrivent Partner Small Cap Value
Fund equal in the aggregate to 0.50% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner Small Cap Value
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT SMALL CAP STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Small Cap Stock Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. Thrivent Investment Mgt., the Fund's investment adviser, focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600
Index and the Russell 2000 Index. Although market capitalizations are constantly changing, as of ______,
those indexes included companies with market capitalizations less than $____ billion.   Should Thrivent
Investment Mgt.  determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days' prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are described on page __.)  Thrivent Investment Mgt. looks for small companies that, in its opinion:

o        are in the early stages of development or positioned in new and emerging industries;
o        have an opportunity for rapid growth;
o        have capable management; and
o        are financially sound.

Thrivent Investment Mgt. may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS
Thrivent Small Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Small Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Small Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Small Cap
Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five- year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Small Cap Stock Fund commenced operations on July 1, 1996.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98                      -1.80%
'99                     +14.13%
'00                     +18.47%
'01                      +9.82%
'02                     -21.21%
'03                     +41.23%

The Fund's year-to-date return as of March 31, 2004 was 6.27%.

Best Quarter          Q4'01          +22.94%
Worst Quarter         Q3'98          -21.18%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                         Since Inception
                                                 1 Year      5 Years     (12/29/97)
----------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)              41.23       10.56        8.92
  (after taxes on distributions)                 41.23        9.52        7.87
  (after taxes on distributions and redemptions) 26.80        8.26        6.89
S&P SmallCap 600 Index/1/                        38.77        9.67        8.18
-----------------------------------------------------------------------------------------------------------
/1/  The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small
Cap Stock Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Small Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S. companies with medium market capitalizations.  Under normal market conditions,
Thrivent Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth
Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of ___________, 2004, mid cap companies have market capitalization between $__  million and $___
billion.   Should Thrivent Investment Mgt.,  the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative
and technical analysis are described on page __.)    Thrivent Investment Mgt. focuses on companies that
have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall
dramatically.   In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Mid Cap Growth Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap
Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for  one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On June 25, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund.
Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran
Brotherhood Mid Cap Growth Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on May 30, 1997.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to
Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98                     +11.87%
'99                     +48.78%
'00                     +12.70%
'01                     -19.94%
'02                     -25.44%
'03                     +35.25%

The Fund's year-to-date return as of March 31, 2004 was 2.95%.

Best Quarter            Q4'99       +34.39%
Worst Quarter           Q1'01       -23.91%

                     Average Annual Total Returns
                   (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                  1 Year      5 Years     (12/29/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               35.25       6.24        7.08
  (after taxes on distributions)                  35.25       5.52        6.07
  (after taxes on distributions and redemptions)  22.91       4.89        5.40
Russell Midcap Growth Index/1/                    42.71       2.01        4.77
------------------------------------------------------------------------------------------------------------
/1/The Russell Midcap Growth Index is an index comprised of companies with higher than average price-to-book ratios and higher forecasted growth values within the Russell Midcap Index. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Growth Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger of Lutheran Brotherhood Opportunity Growth Fund and
Lutheran Brotherhood Mid Cap Growth Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MID CAP STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Mid Cap Stock Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Investment Mgt., the Fund's investment adviser, focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index and the
Russell MidCap Index. Although market capitalizations are constantly changing, as of __________, 2004, mid
cap companies have market capitalization between $__  million and $__   billion. Should Thrivent
Investment Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days' prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are described on page--.)  Thrivent Investment Mgt. looks for mid-sized companies that, in its opinion:

o        have prospects for growth in their sales and earnings;
o        are in an industry with a good economic outlook;
o        have high-quality management; and
o        have a strong financial position.

Thrivent Investment Mgt. usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Thrivent Investment Mgt. may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS
Thrivent Mid Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of Thrivent Mid Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Mid Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap
Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on June 30, 1993.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98                      +2.62%
'99                     +19.01%
'00                     +20.56%
'01                     -15.98%
'02                     -15.46%
'03                     +32.50%

The Fund's year-to-date return as of March 31, 2004 was 4.25%.

Best Quarter            Q4 98'      +22.99%
Worst Quarter           Q3 01'      -22.03%

                        Average Annual Total Returns
                   (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                  1 Year      5 Years     (12/29/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               32.50       6.19         6.11
  (after taxes on distributions)                  32.50       4.49         4.42
  (after taxes on distributions and redemptions)  21.13       4.42         4.37
S&P MidCap 400 Index/1/                           35.59       9.20        11.25
----------------------------------------------------------------------------------------------------------
/1/  The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of
400 medium capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Stock Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MID CAP INDEX FUND-I

INVESTMENT OBJECTIVE
Thrivent Mid Cap Index Fund-I seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Mid Cap Index Fund-I invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index.
Although market capitalizations are constantly changing, as of __________, 2004, mid cap companies have market capitalization between $___ million and $___  billion. This is a passively managed Fund, which means that Thrivent Investment Mgt., the Fund's investment adviser, does not choose the securities that make up the Fund. When changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from time to time.

For liquidity reasons, the Fund may invest, to some degree, in money market instruments.

PRINCIPAL RISKS
Thrivent Mid Cap Index Fund-I is subject to the following principal investment risks.

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap
Index Fund-I by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Mid Cap Index Fund-I commenced operations on December 31, 1999. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00                     +17.29%
'01                      -1.20%
'02                     -14.56%
'03                     +34.54%

The Fund's year-to-date return as of March 31, 2004 was 5.00%.

Best Quarter            Q4'01        +17.66%
Worst Quarter           Q3'01        -16.36%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
-------------------------------------------------------------------------------------------
                                                              Since Inception
                                                  1 Year      (12/31/99)
-------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               34.54       7.43
  (after taxes on distributions)                  34.33       6.21
  (after taxes on distributions and redemptions)  22.73       5.48
S&P MidCap 400 Index/1/                           35.59       7.86
-------------------------------------------------------------------------------------------
/1/  The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of
400 medium capitalization stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Index Fund-I. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Index Fund-I with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT PARTNER INTERNATIONAL STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

PRINCIPAL STRATEGIES
Thrivent Partner International Stock Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks.  Should Thrivent Investment Mgt., the Fund's investment adviser, determine that the Fund would benefit from reducing the percentage of its assets invested in stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.
While stocks may be purchased without regard to a company's market capitalization, the focus typically
will be on large and, to a lesser extent, medium sized, companies.   Thrivent Investment Mgt. has selected
two subadvisers with differing management styles to subadvise the Fund: T. Rowe Price International, Inc.
("Price International") and Mercator Asset Management, LP ("Mercator").  Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks.  The Fund's assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc.

Price International's stock selection reflects a growth style.  While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized, companies. Price International invests primarily in common stocks, although to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

In determining the appropriate distribution of investments among various countries and geographic regions,
Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth.  (Fundamental analysis is described on page --.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making.
Country allocation is driven largely by stock selection, though the sub-adviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

o        Leading market position
o        Attractive business niche
o        Strong franchise or natural monopoly
o        Technological leadership or proprietary advantages
o        Seasoned management
o        Earnings growth and cash flow sufficient to support growing dividends
o        Healthy balance sheet with relatively low debt

In addition, Price International may purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.  Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP

Mercator's stock selection reflects a value style.  Mercator may invest in securities of issuers of any capitalization size.  Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis.  The goal of the investment team is to maximize returns on a risk-adjusted basis.  Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects.  Using initial screens based on historical data,
Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets.  Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors.  (Fundamental analysis is described on page --.)  Mercator will consider selling a security when fundamental analysis indicates that that the security is less attractive than alternative investments.

PRINCIPAL RISKS
Thrivent Partner International Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include:
demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally  have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk.  Stocks of non-U.S. companies in which Thrivent Partner International Stock Fund invests generally carry more risk than stocks of  U.S. companies.  The economies and financial markets of certain regions-such as Latin America, Asia, Europe and the Mediterranean region-can be highly interdependent and may decline at the same time.  Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and
accounting standards of non-U.S. markets, and higher transaction costs.   The Fund's investment in any
country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect
on security prices and impair the Fund's ability to repatriate capital or income.    The Fund is also
subject to the risk that the value of a foreign currency may decline against the U. S. dollar, which would reduce the dollar value of securities denominated in that currency.  The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency
positions are hedged.   Under normal conditions, the Fund does not engage in extensive foreign currency
hedging programs.   Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.  Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Price International and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers' assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner International Stock Fund
will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Thrivent Partner International Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Partner
International Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional
Class shares compared to a broad-based securities market index.   On June 25, 2004, the Fund merged with
Lutheran Brotherhood World Growth Fund.  The performance presented is for Lutheran Brotherhood World
Growth Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Partner International Stock Fund commenced operations on September 5, 1995.  Prior to October 31,
1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as
Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98         +15.98%
'99         +33.05%
'00         -16.58%
'01         -21.14%
'02         -17.57%
'03         +30.52%

The Fund's year-to-date return as of March 31, 2004 was 3.48%.

Best Quarter            Q4'99        +24.31%
Worst Quarter           Q3'02        -21.59%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                  1 Year      5 Years     (10/31/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               30.52       -1.19       1.43
  (after taxes on distributions)                  30.39       -1.65       0.94
  (after taxes on distributions and redemptions)  20.01       -0.87       1.19
MSCI EAFE Index/1/                                39.17        0.26       3.24
--------------------
/1/ The Morgan  Stanley  Capital  International,  Europe,  Australasia,  Far East Index  (EAFE  Index) is an
unmanaged  index  which  measures  the  performance  of   international   companies  screed  for  liquidity,
cross-ownership,  and industry  representation.  The  performance  of the Index does not reflect  deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner
International Stock Fund. The Institutional Class shares of the Fund have no sales charge (load) and no
12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder
Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood World Growth Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner International Stock
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent Investment Mgt., the
Fund's investment adviser, defines large market capitalization according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, based on Lipper's guidelines as of April 30, 2004, companies with large market capitalizations are those with market capitalizations of at least $__ billion. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole..  (Fundamental, quantitative, and technical analysis are described on page  .)  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

INVESTMENT RISKS

Thrivent Large Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company's earning or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor
performance even in rising markets.   Shares of Thrivent Large Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Large Cap Growth Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap
Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On June 25, 2004, the Fund merged with Lutheran Brotherhood Growth Fund.  The performance presented is for Lutheran Brotherhood Growth Fund, which commenced operations on October 29, 1999.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00          -13.76%
'01          -23.52%
'02          -29.17%
'03          +30.92%

The Fund's year-to-date return as of March 31, 2004 was 1.53%.

Best Quarter            Q2'03       +14.38%
Worst Quarter           Q1'01       -21.46%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
--------------------------------------------   ----------------------------------------------
                                                           Since Inception
                                                  1 Year      (10/29/99)
-------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               30.92       -7.85
  (after taxes on distributions)                  30.92       -7.85
  (after taxes on distributions and redemptions)  20.09       -6.11
Russell 1000 Growth Index/1/                      29.75       -9.08
-------------------------------------------------------------------------------------------

/1/  The Russell 1000 Growth Index is an unmanaged Index comprised of those Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large
Cap Growth Fund.  The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Expense Reimbursement/2/
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Net Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Growth Fund.

/2/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Institutional Class shares of Thrivent Large Cap Growth Fund equal in the aggregate to 0.80% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LARGE CAP VALUE FUND

INVESTMENT OBJECTIVES
The investment objective of the Thrivent Large Cap Value Fund is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES
The principal strategy for achieving this objective is to invest at least 80% of the Fund's net assets
(plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent
Investment Mgt. defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, as of
____, companies with large market capitalizations are those with market capitalizations of at least $__
billion. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value.  These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are described on page --.)
The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

INVESTMENT RISKS
Thrivent Large Cap Value Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor
performance even in rising markets.   Shares of Thrivent Large Cap Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Large Cap Value Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap
Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On June 25, 2004, the Fund merged with Lutheran Brotherhood Value Fund.  The performance presented is for Lutheran Brotherhood Value Fund, which commenced operations on October 29, 1999.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00           +2.63%
'01           -8.85%
'02          -22.72%
'03          +27.86%

The Fund's year-to-date return as of March 31, 2004 was 2.91%.

Best Quarter            Q2'03        +15.44%
Worst Quarter           Q3'02        -17.39%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
--------------------------------------------------------------------------------------------
                                                               Since Inception
                                                  1 Year      (10/29/99)
--------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               27.86        -0.85
  (after taxes on distributions)                  27.57        -1.17
  (after taxes on distributions and redemptions)  18.48        -0.80
S&P 500/Barra Value Index/1/                      31.76         0.18
--------------------------------------------------------------------------------------------

/1/  The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap
U.S. stocks.  The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios.  The S&P 500/Barra Value Index contains stocks with lower price-to-book ratios.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large
Cap Value Fund.  The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Value Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LARGE CAP STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Large Cap Stock Fund invests at least 80% of  its  net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies.  Although market capitalizations are constantly changing, as of __________, 2004, large cap companies have market capitalization greater than $__ billion according to Lipper, Inc. Thrivent Investment Mgt., the Fund's
investment adviser, focuses on dividend-paying stocks of companies with earnings growth per share that are
higher than stocks included in the S&P 500 Index.   Thrivent Investment Mgt. looks for good corporate
fundamentals by examining a company's quality, operating growth predictability and financial strength.
Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page  .)  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

INVESTMENT RISKS
Thrivent Large Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.
Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor
performance even in rising markets.   Shares of Thrivent Large Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Large Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap
Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Large Cap Stock Fund commenced operations on July 16, 1987.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98          +28.61%
'99          +23.02%
'00           -0.73%
'01          -13.61%
'02          -22.44%
'03          +21.71%

The Fund's year-to-date return as of March 31, 2004 was 0.58%.

Best Quarter            Q4'98        +22.07%
Worst Quarter           Q3'02        -17.62%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                        Since Inception
                                                  1 Year      5 Years     (12/29/97)
----------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               21.71       -0.80       4.57
  (after taxes on distributions)                  21.56       -0.59       4.03
  (after taxes on distributions and redemptions)  14.29       -0.11       3.66
S&P 500 Index /2/                                 28.67       -0.57       4.09
----------------------------------------------------------------------------------------------------------

/1/  The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Large Cap Stock Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LARGE CAP INDEX FUND-I

INVESTMENT OBJECTIVE
Thrivent Large Cap Index Fund-I seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Large Cap Index Fund-I strives to invest in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index.
This is a passively managed Fund, which means that Thrivent Investment Mgt., the fund's investment adviser, does not choose the securities that make up the Fund. When changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from time to time.  For liquidity reason, the Fund may invest to some degree in money market instruments.

INVESTMENT RISKS
Thrivent Large Cap Index Fund-I is subject to the following principal investment risks.

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap
Index Fund-I by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Large Cap Index Fund-I commenced operations on December 31, 1999. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00           -8.87%
'01          -12.61%
'02          -22.06%
'03          +27.84%

The Fund's year-to-date return as of March 31, 2004 was -1.59.

Best Quarter            Q2'03        +15.46%
Worst Quarter           Q3'02        -17.03%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
-------------------------------------------------------------------------------------------
                                                           Since Inception
                                                  Year        (12/31/99)
-------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               27.84       -5.61
  (after taxes on distributions)                  27.47       -5.95
  (after taxes on distributions and redemptions)  18.59       -4.52
S&P 500 Index /1/                                 28.67       -5.34
---------------------------------------------------------------------------------------------

/1/  The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Large Cap Index Fund-I. The Institutional Class shares of the Fund have no sales charge (load) and no
12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder
Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Index Fund-I with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT BALANCED FUND

INVESTMENT OBJECTIVE
Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

INVESTMENT STRATEGY
Thrivent Balanced Fund incorporates the strategies of Thrivent Large Cap Stock Fund, Thrivent Core Bond,
and Thrivent Money Market Fund.  Thrivent Investment Mgt., the Fund's investment adviser, establishes the
Fund's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class.  Thrivent Investment Mgt. tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. The Fund invests in the following three asset classes within the ranges given:

                                    Minimum    Maximum
                                    -----------------------------
    Common Stocks                   35%        75%
    Debt Securities                 25%        50%
    Money Market Instruments         0%        40%

As of__________, 2004, the investments in the asset classes were as follows:

                                    Percent Weighted
                                    ----------------------
    Common Stocks                              %
    Debt Securities                            %
    Money Market Instruments                   %
                                    ----------------------
    Total                                   100%

INVESTMENT RISKS
Thrivent Balanced Fund is subject to the following principal investment risks:

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The value of the Fund's shares may be affected by weak equity markets or  changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates
rise for bonds that pay a fixed rate of interest.   Bonds with longer durations or maturities tend to be
more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.  The adviser's assessment of companies in the Fund may prove incorrect, resulting in losses or
poor performance even I rising markets.   Shares of Thrivent Balanced Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Balanced Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Balanced
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Balanced Fund commenced operations on December 29, 1997. How a fund has performed in the past
(before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98         +18.01%
'99         +11.56%
'00          +3.61%
'01          -2.57%
'02         -11.07%
'03         +15.63%

The Fund's year-to-date return as of March 31, 2004 was 1.43%.

Best Quarter            Q4'98        +11.37%
Worst Quarter           Q3'02         -8.94%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
------------------------------------------------------------------------------------------------------------------------
                                                                                  Since Inception
                                                           1 Year      5 Years    (12/29/97)
------------------------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                        15.63        2.98      5.34
  (after taxes on distributions)                           14.93        1.94      4.33
  (after taxes on distributions and redemptions)           10.34        1.90      3.86
Lehman Brothers Aggregate Bond Index/1/                     4.10        6.62      6.95
S&P 500 Index /2/                                          28.67       -0.57      4.09
------------------------------------------------------------------------------------------------------------------------
/1/  The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

/2/  The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Balanced Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT HIGH YIELD FUND

INVESTMENT OBJECTIVE
Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

INVESTMENT STRATEGIES
Under normal market conditions, Thrivent High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by Standard &
Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but
considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.   The
Fund invests in securities regardless of the securities' maturity average.  Should Thrivent Investment
Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page _.)  Thrivent Investment Mgt. focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

INVESTMENT RISKS
Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the
Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent High Yield Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent High Yield
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On June 25, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood High Yield Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent High Yield Fund commenced operations on April 3, 1987.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           -1.70%
'99          + 7.32%
'00          -15.94%
'01           -1.59%
'02           -6.44%
'03          +27.62%

The Fund's year-to-date return as of March 31, 2004 was 1.82%.

Best Quarter            Q2'03        +8.73%
Worst Quarter           Q4'00       -11.89%

                        Average Annual Total Returns
                   (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                  1 Year      5 Years     (12/29/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               27.62        1.17        0.87
  (after taxes on distributions)                  23.96       -2.88       -3.24
  (after taxes on distributions and redemptions)  17.80       -1.07       -1.30
Lehman Brothers High Yield Bond Index/1/          28.97        5.23        4.84
----------------------------------------------------------------------------------------------------------
/1/  The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent High
Yield Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood High Yield Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent High Yield Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT PARTNER HIGH YIELD FUND

INVESTMENT OBJECTIVE
Thrivent Partner High Yield  Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds."
The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Partner High Yield Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by Standard &
Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Pacific Investment Management Company LLC ("PIMCO"), the Fund's
investment subadviser. Should PIMCO  determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you  at least 60 days prior to the  change. The Fund may invest up to 20% of its net assets in bonds of foreign issuers. A foreign issuer is a company domiciled in a country other than the U.S.

The Fund may invest the remainder of the Fund's assets in cash, short-term money market instruments, and investment-grade fixed-income investments PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Fund and may purchase and hold securities in default.

INVESTMENT RISKS
Thrivent Partner High Yield  Fund is subject to the following principal investment risks:

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the
Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates
rise for bonds that pay a fixed rate of interest.   Bonds with longer durations or maturities tend to be
more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of PIMCO  in assessing the potential of the securities in which the Fund invests.  The subadviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Partner High Yield Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Partner High
Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Partner High Yield Fund commenced operations on January 8, 1997. On December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           -2.17%
'99           -3.42%
'00           -3.97%
'01            0.71%
'02           -0.53%
'03          +27.09%

The Fund's year-to-date return as of March 31, 2004 was 0.51%.

Best Quarter            Q2'03        +9.66%
Worst Quarter           Q3'98        -7.74%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                  1 Year      5 Years     (12/29/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               27.09        3.38        2.43
  (after taxes on distributions)                  23.57       -0.27       -1.26
  (after taxes on distributions and redemptions)  17.39        0.78        0.02
Merrill Lynch High Yield Cash Pay Index/1/        27.22        5.49        5.17
---------------------------------------------------------------------------------------------------------

/1/  The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1200 "cash-pay"
high-yield bonds representative of the high-yield bond market as a whole.  The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Partner High Yield Fund. The Institutional Class shares of the Fund have no sales charge (load) and no
12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder
Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner High Yield Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

INVESTMENT STRATEGIES
Under normal market conditions, Thrivent Municipal Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.

Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 3.)  Thrivent Investment Mgt. focuses on investment-grade municipal bonds of issuers that it believes are financially sound and have healthy balance sheets, strong operating income, and good economic prospects.

INVESTMENT RISKS
Thrivent Municipal Bond Fund is subject to the following principal investment risks.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The Fund's performance may be affected by political and economic conditions at the state, regional or federal level.  These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Tax Risk.  Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Municipal Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in  Thrivent Municipal
Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On June 25, 2004, the Fund merged with Lutheran
Brotherhood Municipal Bond Fund.  The performance presented is for Lutheran Brotherhood Municipal Bond
Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Municipal Bond Fund commenced operations on December 3, 1976.  Prior to October 31, 1997, the
shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter,  shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           6.34%
'99          -2.70%
'00          11.92%
'01           5.10%
'02           8.95%
'03           4.74%

The Fund's year-to-date return as of March 31, 2004 was 1.56%.

Best Quarter            Q4'00        +4.71%
Worst Quarter           Q2'99        -1.97%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                  1 Year      5 Years     (10/31/97)
----------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               4.74        5.49        5.86
  (after taxes on distributions)                  2.91        3.43        3.78
  (after taxes on distributions and redemptions)  3.10        3.38        3.68
Lehman Brothers Municipal Bond Index/1/           5.32        5.83        6.12
----------------------------------------------------------------------------------------------------------
/1/  The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent
Municipal Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Municipal Bond Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Municipal Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ---------------------
------------------------- ---------------------- ----------------------- ---------------------

------------------------- ---------------------- ----------------------- ---------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT INCOME FUND

INVESTMENT OBJECTIVE
Thrivent Income Fund seeks high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

INVESTMENT STRATEGIES
Thrivent Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.  Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by
Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 3.)  Thrivent Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

INVESTMENT RISKS
Thrivent Income Fund is subject to the following principal investment risks.

Market Risk.   Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.
The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Income Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for  one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On June 25, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund.  Prior to the merger, the Fund had no assets or liabilities.
The performance presented is for Lutheran Brotherhood Income Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Income Fund commenced operations on June 1, 1972.  Prior to October 31, 1997, the shares of the
Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           9.18%
'99          -2.23%
'00          20.54%
'01           7.18%
'02           5.35%
'03           8.41%

The Fund's year-to-date return as of March 31, 2004 was 2.56%.

Best Quarter            Q2'03        +4.34%
Worst Quarter           Q2'99        -1.81%

                        Average Annual Total Returns
                   (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                  1 Year      5 Years     (10/31/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               8.41        5.76        6.33
  (after taxes on distributions)                  6.82        3.49        3.97
  (after taxes on distributions and redemptions)  5.44        3.46        3.89
Lehman Brothers Aggregate Bond Index/1/           4.10        6.62        7.02
---------------------------------------------------------------------------------------------------------
/1/  The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Income
Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Income Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT CORE BOND FUND

INVESTMENT OBJECTIVE
Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

INVESTMENT STRATEGIES
Thrivent Core Bond Fund invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by the Fund's investment adviser.  Should the Fund's investment adviser, Thrivent Investment Mgt., determine that the Fund would benefit from reducing the percentage of its assets invested in such bonds and securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 3.)  Thrivent Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

INVESTMENT RISKS
Thrivent Core Bond Fund is subject to the following principal investment risks:

Market Risk.  Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.  Shares of Thrivent Core Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Core Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Core Bond
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Core Bond Fund commenced operations on July 16, 1987.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           +7.15%
'99           -1.35%
'00          +11.22%
'01           +8.56%
'02           +7.35%
'03           +6.23%

The Fund's year-to-date return as of March 31, 2004 was 2.77%.

Best Quarter            Q3 '01       +4.95%
Worst Quarter           Q2 '99       -1.11%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                  1 Year      5 Years     (12/29/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               6.23        6.31        6.44
  (after taxes on distributions)                  4.47        3.95        4.08
  (after taxes on distributions and redemptions)  4.02        3.87        3.98
Lehman Brothers Aggregate Bond Index/1/           4.10        6.62        6.95
---------------------------------------------------------------------------------------------------------
/1/  The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Core
Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT BOND INDEX FUND-I

INVESTMENT OBJECTIVE
The Fund strives for investment results similar to the total return of the Lehman Brothers Aggregate Bond
Index by investing primarily in bonds and other debt securities included in the Index.

INVESTMENT STRATEGIES
Under normal circumstances, Thrivent Bond Index Fund-I invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities  included in the Lehman Aggregate Bond Index. Should Thrivent Investment Mgt., the Fund's
investment adviser, determine that the Fund would benefit from reducing the percentage of invested assets
from 80% to a lesser amount, it will provide you with at least 60 days notice of such change.   Thrivent
Investment Mgt. selects from issuers within the Index that:

o        are of investment-grade quality;
o        have a fixed rate;
o        are publicly issued;
o        have at least $150 million par outstanding;
o        are dollar-denominated and nonconvertible; and
o        have a maturity of more than one year.

The Fund invests in six general classes of investment grade, fixed-income securities including:

o        U.S. Treasury securities;
o        government agency securities;
o        corporate bonds;
o        commercial mortgage-backed securities;
o        mortgage-backed securities; and
o        asset-backed securities.

For liquidity reasons, the Fund may invest to some degree in money market instruments.

INVESTMENT RISKS
Thrivent Bond Index Fund-I is subject to the following principal investment risks:

Market Risk.  Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are  changes in interest rate or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.  Shares of Thrivent Bond Index Fund-I will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Bond Index Fund-I cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Bond Index
Fund-I by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 31, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00          11.71%
'01           8.17%
'02           9.79%
'03           3.63%

The Fund's year-to-date return as of March 31, 2004 was 2.53%.

Best Quarter            Q3'01        +4.98%
Worst Quarter           Q3'03        -0.38%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
--------------------------------------------------------------------------------------------
                                                           Since  Inception
                                                  1 Year      (12/31/99)
--------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               3.63        8.28
  (after taxes on distributions)                  1.02        5.57
  (after taxes on distributions and redemptions)  3.13        5.48
Lehman Brothers Aggregate Bond Index/1/           4.10        8.56
--------------------------------------------------------------------------------------------
/1/  The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Bond
Index Fund-I. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Bond Index Fund-I with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal. .

INVESTMENT STRATEGIES
Thrivent Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years.  Under normal market conditions, LB Limited Maturity Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by S & P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 3.)  Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

[BEGIN CALLOUT]
The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the
Fund.  In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
[END CALLOUT]

INVESTMENT RISKS
Thrivent Limited Maturity Bond Fund is subject to the following principal investment risks.

Market Risk.  Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  effect the value of the
Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be
more sensitive to changes in interest rates than bonds with shorter durations or maturities.   In
addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Thrivent Investment Mgt. in assessing the potential of the securities in which the Fund invests.  Shares of Thrivent Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Limited Maturity Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in Thrivent Limited Maturity Bond Fund's performance from year to year and by showing how the
Fund's average annual returns for one- year period and since inception compared to a broad-based securities market index.  On June 25, 2004, the Fund became the successor by merger to Lutheran
Brotherhood Limited Maturity Bond Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood Limited Maturity Bond Fund, which commenced operations on October 29, 1999.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00         +8.22%
'01         +8.34%
'02         +5.15%
'03         +5.11%

The Fund's year-to-date return as of March 31, 2004 was 1.88%.

Best Quarter            Q1'01        +3.45%
Worst Quarter           Q1'02        -0.24%

                        Average Annual Total Returns
                   (Periods Ending December 31, 2003)
------------------------------------------------------------------------------------------------------------------------
                                                                                Since Inception
                                                                       1 Year     (10/29/99)
------------------------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                                    5.11       6.39
  (after taxes on distributions)                                       3.72       4.26
  (after taxes on distributions and redemptions)                       3.37       4.09
Lehman Brothers Government/Corporate 1-5 Year Bond Index/1/            3.35       7.03
------------------------------------------------------------------------------------------------------------------------
/1/  The Lehman Brothers Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years. The performance of the
Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Limited
Maturity Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Limited Maturity Bond Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Limited Maturity Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MONEY MARKET FUND

INVESTMENT OBJECTIVE
Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

INVESTMENT STRATEGIES
Thrivent Money Market Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S.
dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. Thrivent Investment Mgt., the Fund's investment adviser, looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are described on page _.)

Thrivent Investment Mgt. manages Thrivent Money Market Fund subject to strict rules established by the
Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price.  Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities.  In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of Thrivent Money Market Fund's total assets must be invested in "first tier" securities.  First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent Investment Mgt. to be of comparable quality).  First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies.  They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of Thrivent Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent Investment Mgt. to be of comparable quality), or kept in cash.

INVESTMENT RISKS

Thrivent Money Market Fund is subject to the following principal investment risks:

Credit Risk.  Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the
Fund.

Interest Rate Risk.  A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal.  The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.

An investment in Thrivent Money Market Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.  Although Thrivent Money Market
Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

VOLATLITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Money Market
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

Thrivent Money Market Fund commenced operations on March 10, 1988.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98         +5.17%
'99         +4.96%
'00         +6.16%
'01         +3.85%
'02         +1.37%
'03         +0.69%

The Fund's year-to-date return as of March 31, 2004 was 0.13%.

Best Quarter            Q3'00       +1.59%
Worst Quarter           Q4'03       +0.14%

The 7-day yield for the period ended March 31, 2004 for Thrivent Money Market Fund was 0.53%.

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
-------------------------------------------------------------------------------------------
                                                           Since Inception
                                    1 Year     5 Years     (12/29/97)
-------------------------------------------------------------------------------------------
Institutional Shares                0.69       3.39        3.68
-------------------------------------------------------------------------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Money
Market Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information
- Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Expense Reimbursement/2/                                      0.10%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Net Expenses
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the merger with Lutheran Brotherhood Money Market Fund on June 25, 2004.

/2/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Institutional Class shares of Thrivent Money Market Fund equal in the aggregate 0.10% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Money Market Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis,
Minnesota 55415, serves as investment adviser  for each of the Funds.  Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1986 and managed approximately $__ billion in assets as of March 31, 2004, including approximately $___ billion in mutual fund assets.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except Thrivent Partner Small Cap Value Fund, Thrivent Partner International Stock Fund, and Thrivent
Partner High Yield  Fund (the "Subadvised Funds").  For the Subadvised Funds, , Thrivent Investment Mgt.
establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund.
Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds.  Thrivent Investment Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Funds have received an exemptive order from the Securities and Exchange
Commission ("SEC") that permits Thrivent Investment Mgt. and the Funds, with the approval of the Funds'
Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those
agreements, to a vote of the shareholders of the applicable Funds.   Thrivent Investment Mgt. will notify
shareholders of a Fund if there is a new subadviser for that Fund.

ADVISORY FEES
Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.  Thrivent Investment Mgt.
received the following advisory fees during the Fund's most recent fiscal year, expressed as a percentage of the Fund's average net assets.*

------------------------------------------------------------------------------------- -------------------------------
                                        FUND                                          ADVISORY FEE
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Technology Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner Small Cap Value Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Small Cap Stock Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Growth Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Stock Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Index Fund-I
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner International Stock Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Growth Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Value Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Stock Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Index Fund-I
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Balanced Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent High Yield Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner High Yield Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Municipal Bond Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Income Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Core Bond Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Bond Index Fund-I
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Limited Maturity Bond Fund
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Money Market Fund
------------------------------------------------------------------------------------- -------------------------------

*Thrivent Investment Mgt. reimbursed certain expenses of some of the Funds.  This table does not reflect the effects of any reimbursements.

PORTFOLIO MANAGEMENT

Thrivent Technology  Fund
Brian J. Flanagan, CFA & James A. Grossman have served as portfolio co-managers of Thrivent Technology
Fund since it commenced operations in 2000.  Messrs. Flanagan and Grossman have  been with Thrivent
Investment Mgt. since 1996.

Thrivent Partner Small Cap Value Fund
Effective June 25, 2004, Thrivent Investment Mgt. has engaged T. Rowe Price, 100 East Pratt Street,
Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Fund.  T. Rowe
Price had approximately $   billion under management as of _____2004.   Preston Athey serves as portfolio
manager for Thrivent Partner Small Cap Value Fund.   Mr. Athey is a Vice President and a small company
equity portfolio manager with T. Rowe Price Group, Inc. and T. Rowe Price,  He has been with T. Rowe Price since 1976.

Thrivent Small Cap Stock Fund
Christopher J. Serra, CFA, has served as portfolio manager of Thrivent Small Cap Stock Fund since 2003.
He has been with Thrivent Investment Mgt. since 1998 and has served as a portfolio manager since 1999.

Thrivent Mid Cap Growth Fund
Andrea J. Thomas, CFA and Brian L. Thorkelson  serve as the portfolio co-managers of Thrivent Mid Cap
Growth Fund.   Ms. Thomas has served as portfolio manager of the Fund since 2003.   She has been with
Thrivent Investment Mgt. since 1987, and she previously served as associate portfolio manager and portfolio manager.  Mr. Thorkelson has served as the portfolio manager of the Fund since its inception in
1998.  He has been with Thrivent Investment Mgt. since 1987.

Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA & John E. Hintz, CFA,  have served as portfolio co-managers of Thrivent Mid Cap
Stock Fund since 2004. Mr. Flanagan has been with Thrivent Investment Mgt. since 1996 and has served as a portfolio manager since 2000.  Mr. Hintz has been with Thrivent Investment Mgt. since 1997 and has served as Director of Equity Research since 2001.

Thrivent Mid Cap Index Fund-I
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Mid Cap Index Fund since 2002. Mr.
Brimmer has been with Thrivent Investment Mgt.  since 1985 and previously managed its asset liability management department.

Thrivent Partner International Stock Fund
Thrivent Investment Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida
33486, and Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadvisers for Thrivent Partner International Stock Fund.

Mercator has served as a subadviser for the Fund since 2004  Mercator was founded in 1994 and manages international equity funds for institutional clients, including retirement plans, endowments, and
foundations.   As of _____________, 2004, Mercator managed approximately $___billion in assets.
Mercator has an investment advisory team that has day-to-day responsibility for managing its portion of the Fund's assets.

Price International has served as a subadviser for the Fund since its inception in 1995.   It is one of
the world's largest international mutual fund asset managers with the U.S. equivalent of about $___
billion under management as of  _________, 2004,  in its offices in Baltimore, London, Tokyo, Singapore,
Paris, Hong Kong, and Buenos Aires.  Price International has an investment advisory group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.

Thrivent Large Cap Growth Fund
Scott A. Vergin has served as portfolio manager of Thrivent Large Cap Growth Fund since 2002.  Mr. Vergin has been with Thrivent Investment Mgt. since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Value Fund
Thrivent Large Cap Value Fund is managed by a team of investment professionals from Thrivent Investment
Mgt.

Thrivent Large Cap Stock Fund
Frederick L. Plautz has served as portfolio manager of Thrivent Large Cap Stock Fund  since  1995.  Mr.
Plautz has been with Thrivent Investment Mgt. since 1995.

Thrivent Large Cap  Index Fund-I
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Large Cap Index Fund since 2002. Mr.
Brimmer has been with Thrivent Investment Mgt.  since 1985 and previously managed its asset liability management department.

Thrivent Balanced Fund
Frederick L. Plautz and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Balanced Fund. Mr.
Plautz has been with Thrivent Investment Mgt. since 1995 and has served as portfolio manager of the Fund since 1997.  Mr. Onstad has been with Thrivent Investment Mgt. since 1995 and has served as portfolio manager of the Fund since 1999.

Thrivent High Yield Fund
Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of Thrivent High Yield Fund.  Mr.
Ocenasek has served as a portfolio manager of the Fund since 1997 and has been with Thrivent Investment
Mgt. since 1987.  Mr. Simenstad has served as a portfolio manager of the Fund since 2001, and he has been a portfolio manager with Thrivent Investment Mgt. since 1999.

Thrivent Partner High Yield Fund
Thrivent Investment Mgt. has engaged PIMCO,  800 Newport Center Drive, Newport Beach, California 92660, to
serve as subadviser of Thrivent Partner High Yield Fund.  PIMCO has served as subadviser since _______ and is one of the world's largest bond fund managers, with assets under management of approximately $____
billion as of ____________, 2004. Raymond F. Kennedy, CFA, serves as portfolio manager for the Fund.  Mr.
Kennedy is a managing director, portfolio manager and senior member of the PIMCO investment strategy group.  Mr. Kennedy has been with  PIMCO since 1996.

Thrivent Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of Thrivent Municipal Bond Fund since  2002. Ms.
Grangaard has been with Thrivent Investment Mgt. since 1988 and has served as a portfolio manager  since
1994.

Thrivent Income Fund
Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Income
Fund.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as  portfolio
manager of the Fund since 1998.   Mr. Onstad has served as portfolio manager of the Fund since 2002. Mr.
Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Core Bond Fund
Michael G. Landreville, CFA, and Alan D. Onstad, CFA,  serve as portfolio co-managers of Thrivent Core
Bond Fund.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as  portfolio
manager of the Fund since 2002.   Mr. Onstad has served as portfolio manager of the Fund since 1999.  Mr.
Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Bond Index Fund-I
Steven H.C. Lee, FSA, has served as portfolio manager of Thrivent Bond Index Fund-I since 2002.  Mr. Lee has been with Thrivent Investment Mgt. since 1985 and previously served as manager of asset-backed securities and investment-grade corporate bonds in its affiliated general account.

Thrivent Limited Maturity Bond Fund
Michael G. Landreville, CFA, has served as portfolio manager of Thrivent Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served as a portfolio manager since 1998.

Thrivent Money Market Fund
William D. Stouten has served as portfolio manager of Thrivent Money Market Fund since 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent Investment Mgt. from 2001 to 2003.
Prior to joining Thrivent Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur
Asset Management from 1998 to 2001.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

STANDARD & POOR'S TRADEMARKS
 "Standard & Poor's®," "S&P®," "Standard & Poor's 500," "S&P 500®," "500," "Standard & Poor's MidCap 400
Index," "S&P MidCap 400 Index," "Standard &Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are
trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent Financial for
Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard &
Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of
Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information

HOW TO CONTACT US

By Telephone:
         1-800-847-4836
         press 1 to speak with a customer service representative
         or
         press 2 to use the Automated Service Line

By Internet:
         www.thrivent.com

By Mail (New Applications):
         Thrivent Mutual Funds
         P.O. Box 219347
         Kansas City, Missouri  64121-9347

By Mail (Additional Investments):
         Thrivent Mutual Funds
         P.O. Box 219334
         Kansas City, Missouri  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
         Thrivent Mutual Funds
         P.O. Box 219348
         Kansas City, Missouri  64121-9348

By Express Mail:
         Thrivent Mutual Funds
         210 West 10th Street, 8th Floor
         Kansas City, Missouri  64105

PRICING FUNDS' SHARES

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Funds receive your payment or redemption request.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities.  The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the
Board of Trustees for the Funds, which utilize the amortized cost method.  Valuing securities held by
Thrivent Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security.  This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

INSTITUTIONAL CLASS SHARES

Thrivent Mutual Funds has adopted a system of multiple classes of shares for each of the Funds.  There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and participants in various mutual fund asset allocation, wrap account, and private account programs  offered by Thrivent Investment Mgt. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free 1-800-847-4836, or downloading it from our Web site (www.thrivent.com).

BUYING SHARES

Opening an Account
You must open an account for each Fund that you want to purchase.  Your Thrivent Investment Mgt.
representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment Interaction Center ("Interaction
Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.  Please note that the following minimum investment requirements do not apply to shares purchased by participants in the mutual fund asset allocation, wrap account, and private account programs described below.

------------------------------------- ------------------------- --------------------------
                                          Initial Purchase          Initial Purchase
                                            (Aggregate)                (Per Fund)
Institutions                                  $500,000                   $50,000
Congregations                                 $250,000                   $25,000
------------------------------------- ------------------------- --------------------------

The mutual fund asset allocation, wrap account, and private account programs are fee-based investment advisory service offered by Thrivent Investment Mgt. to persons who make certain initial investments of at least $25,000.  Qualifying participants in these programs may purchase shares of any Fund.

Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail
     * By wire transfer

Initial Purchases by Mail

         To buy shares of the Funds by mail:

         *   Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

         *   Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "Thrivent Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal Reserve System.

Step 1:   Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the
            Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

           Wire transfer to:
            State Street Corp.
            225 Franklin Street
            Boston, MA 02101
            ABA #011000028
            Account # 4195-538-6

            Credit:
            Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

           Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Step 3:  Mail your application.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

         *  By mail
         *  By telephone
         *  By the Internet
         *  By wire transfer
         *  Through the Automatic Investment Plan

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.  Please indicate your Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone
Purchase option on the application.  Once you have selected this option, you can call the Interaction
Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer
You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #011000028
           Account # 4195-538-6

         Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans
The Funds offer several automatic investment plans to make periodic investing more convenient. Using the
Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent
Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified on specified dates.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from a Thrivent Money Market Fund account.  The automatic exchange plan allows investors to select the transaction date.  To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Retirement Plans
Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent
Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies
Your payment must be in U.S. dollars drawn on a U.S. bank. Thrivent Mutual Funds does not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation
Thrivent Investment Mgt.  generally mails written confirmation of your purchases within five business days following the date of your purchase.  Thrivent Investment Mgt. will mail confirmation of check writing
transactions in Thrivent Money Market Fund monthly.   Thrivent Investment Mgt. will mail confirmation of
your automatic investment plan transactions at least quarterly.  For information about your shares, please contact the Interaction Center at (800) THRIVENT (847-4836).

REDEEMING SHARES
When a Fund receives your request for redemption, it will redeem your shares at the next calculation of the NAV.  The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission.  When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

         You may redeem shares in any of the following ways:

         *  By mail
         *  By telephone
         *  By the Internet
         *  By wire transfer
         *  Through the Systematic Withdrawal Plan

Redemptions by Mail
Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

         You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature
         Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

        Please note that an additional fee may be assessed for a redemption delivered by overnight mail or
        Saturday delivery.

        The Funds will mail payment proceeds within seven days following receipt of all required documents.
        However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone
The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836).  By
accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

         * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
         * There has been no change of address in the preceding 30 days.
         * The request is for $100,000 or less.  However, requests to redeem more than $100,000 will be accepted if the account contains pre-established wire instructions.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet.  A  Personal Identification Number
(PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer
When redeeming shares by wire transfer, the following conditions apply:

         *  A fee of up to $50 may be assessed for redemptions by wire.
         *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan
You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the
Systematic Withdrawal Plan.  The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

      *  You need a minimum of $50,000 in your account ($25,000 for  congregations) to start the plan.
      *  You can select the date(s) on which the money is withdrawn.
      *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction
         Center.
      *  Money can be sent by check or electronic funds transfer.
      *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

Thrivent Money Market Fund Checks

You can write checks on your Thrivent Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

o        The checks you write on Thrivent Money Market Fund must be for $500 or more. (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
o        The transfer agent may impose reasonable fees for each check that is returned.
o        Unless you purchased shares by wire, you must wait 10 business days after you purchase Thrivent
         Money Market Fund shares to write checks against that purchase.
o        Unless you redeem via the Internet, you need a written request--not a check-- to close a Thrivent
         Money Market Fund account. Your written request will require a signature guarantee to close accounts over $100,000.

EXCHANGING SHARES BETWEEN FUNDS
You may exchange some or all of your shares of one Fund for shares of the same class of any of the other
Funds.
In addition, if you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.
Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:

               *  By mail
               *  By telephone
               *  By the Internet

Exchanges by Mail
Prepare and mail a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your Fund(s) and account number(s);
         *  Dollar or share amount you wish to exchange;
         *  The name of the Fund(s) and account number(s) you are exchanging into; and
         *  Signatures of all account owners.

Exchanges by Telephone
The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares  by calling the Interaction Center at (800) THRIVENT (847-4836).  Telephone
exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet
You may exchange shares within your Fund accounts over the Internet.  A Personal Identification Number
(PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.

Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares.

DISTRIBUTIONS

DIVIDENDS

Dividends are declared and paid as follows:

      - declared daily and paid monthly     Thrivent High Yield Bond Fund
                                            Thrivent Partner High Yield Bond Fund
                                            Thrivent Municipal Bond Fund
                                            Thrivent Income Fund
                                            Thrivent Core Bond Fund
                                            Thrivent Limited Maturity Bond Fund
                                            Thrivent Bond Index Fund
                                            Thrivent Money Market Fund

      - declared and paid quarterly         Thrivent Large Cap Value Fund
                                            Thrivent Balanced Fund

      - declared and paid semi-annually     Thrivent Large Cap Stock Fund

      - declared and paid annually          Thrivent Technology Fund
                                            Thrivent Partner Small Cap Value Fund
                                            Thrivent Small Cap Stock Fund
                                            Thrivent Mid Cap Growth Fund
                                            Thrivent Mid Cap Stock Fund
                                            Thrivent Mid Cap Index Fund-I
                                            Thrivent Partner International Stock Fund
                                            Thrivent Large Cap Growth Fund
                                            Thrivent Large Cap Index Fund-I

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

CAPITAL GAINS

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending
April 30.

DISTRIBUTION OPTIONS

When completing your application, you must select one of the following options for dividends and capital gains distributions:

o    Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

o    Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within Thrivent Mutual Funds.

o    Part Cash and Part Reinvestment.  You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

o    All Cash.  Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.  Distributions of other net capital gains by the Fund are generally taxable as capital gains--in most cases, at different rates from those that apply to ordinary income.  The Funds expect that distributions from Thrivent
Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap
Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund-I, Thrivent Partner International
Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Index
Fund-I will consist primarily of capital gains and that distributions from Thrivent Large Cap Stock Fund,
Thrivent Balanced Fund, Thrivent High Yield Fund, Thrivent Partner High Yield Fund, Thrivent Municipal
Bond Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund, Thrivent Limited
Maturity Bond Fund and Thrivent Money Market Fund will consist primarily of ordinary income.  The distributions from Thrivent Balanced Fund may consist of both capital gains and ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.  For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class
Shares of the same fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Thrivent Partner International Stock Fund
Foreign investments pose special tax issues for Thrivent Partner International Stock Fund and its shareholders.  For example, certain gains and losses from currency fluctuations may be taxable as ordinary income.  Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to Thrivent Partner International Stock Fund.  If the amount withheld is material, Thrivent
Partner International Stock Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund
You will not be required to pay federal income tax on dividends of Thrivent Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities.  The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax.  In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax.  Any capital gains distributed by
Thrivent Municipal Bond Fund will be taxable.

Other Securities And Investment Practices

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain
Funds may engage, along with their associated risks.

Repurchase Agreements

Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-Issued Securities
Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs).  Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs.
ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-Backed and Asset-Backed Securities
Each of the Funds may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero Coupons
Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign Securities

Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure
Each of the Funds may have some international exposure (including emerging markets) in their investments.
Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and Illiquid Securities
Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the
Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities Lending

Each of the Funds except Thrivent Money Market Fund may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives
Each of the Funds except Thrivent Money Market Fund may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds

Each of the Funds except Thrivent Municipal Bond Fund and Thrivent Money Market Fund may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o        The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o        Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds And Municipal Bonds

Each of the Funds may  invest in government bonds and municipal bonds.  As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.
These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds
The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-Term Trading

The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and
may increase your tax liability.   Thrivent Large Cap Growth Fund, Thrivent Income Fund and Thrivent
Limited Maturity Bond Fund had portfolio turnover rates of over 100% for their most recent fiscal year.
The adviser engages in active management of Thrivent Large Cap Growth Fund, and it bought and sold securities for Thrivent Large Cap Growth Fund when it determined that it was appropriate to secure gains, limit losses, or reposition assets into more promising opportunities.  The adviser uses a mortgage dollar roll program in its investment strategy for Thrivent Income Fund and Thrivent Limited Maturity Bond Fund.
A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.

Initial Public Offering
Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities Ratings
When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than
Thrivent Money Market Fund) may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing
In response to market, economic, political or other conditions, each Fund (except Thrivent Money Market
Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

FINANCIAL HIGHLIGHTS

[To be provided by subsequent amendment]

[Back cover page]

Thrivent Mutual Funds

By Telephone:
         1-800-847-4836
         press 1 to speak with a customer service representative
         or
         press 2 to use the Automated Service Line

By Internet:
         www.thrivent.com

By Mail (New Applications):
         Thrivent Mutual Funds
         P.O. Box 219347
         Kansas City, Missouri  64121-9347

By Mail (Additional Investments):
         Thrivent Mutual Funds
         P.O. Box 219334
         Kansas City, Missouri  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
         Thrivent Mutual Funds
         P.O. Box 219348
         Kansas City, Missouri  64121-9348

By Express Mail:
         Thrivent Mutual Funds
         210 West 10th Street, 8th Floor
         Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the
Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the
Securities and Exchange Commission in Washington, DC.  You may get more information about the Public
Reference Room by calling 1-202-942-8040. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by
sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

                                           THRIVENT MUTUAL FUNDS
                                                 PROSPECTUS

                       Thrivent U.S. Government Zero Coupon Target Fund, Series 2006

                                               June 26, 2004

Thrivent U.S. Government Zero Coupon Target Fund, Series 2006 (the "Fund") invests primarily in zero coupon bonds. The Fund is designed for investors seeking high future returns from U.S. government securities with a reasonable assurance of receiving a targeted dollar amount, predictable at the time of investment, on a specific maturity date. The Fund matures on November 15, 2006.

Please Note
The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective
May 31, 1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                                                        Page
RISK/RETURN SUMMARY
     Investment Objective
     Principal Investment Strategy
     Principal Risk
     Risk/Performance
     Fees and Expenses

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
     Investment Objective
     Risks

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
     Investment Adviser
     Advisory Fee
     Portfolio Manager

SHAREHOLDER INFORMATION
     Pricing of Fund's Shares
     Retirement Plans
     Changes to Your Account
     How to Redeem (Sell) Shares
     Exchange Privilege
     Dividends, Distributions and Taxes
     Other Tax Information

DISTRIBUTION ARRANGEMENTS

FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY
Investment Objective
The Fund seeks high, relatively predictable investment returns from U.S. government securities over selected periods of time, assuming investors reinvest the dividends and capital gains distributed by the
Fund.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a variety of U.S. government zero coupon securities.

Principal Risk
The Fund's primary investment risk is interest rate risk.  Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole. During periods of higher interest rates, the value of the bonds in the portfolio will tend to fall. Zero coupon bonds tend to fluctuate in value to a greater degree than bonds with fixed coupons. The Fund cannot assure that you will be able to sell your shares for more than you paid for them. You could lose money investing in the Fund.

Risk/Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten calendar year periods compared  to those of a broad market index for the same periods.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for the Fund and assumes that you sold your shares at the end of the period.  The after-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

The chart below shows the Fund's calendar year total returns.

  Year-by-Year Total Return
[Bar chart with the following data:]

'94             -11.47%
'95              35.08%
'96              -2.31%
'97              11.93%
'98              14.51%
'99              -8.19%
'00              15.73%
'01               7.52%
'02              11.52%
'03%

The Fund's year-to-date return as of March 31, 2004 was ____%.

Best Quarter:    Q__   ___%
Worst Quarter:   Q__   ___%

----------------------------------------------------------------------------------------------------------------------
                                            Average Annual Total Returns
                                         (Periods Ending December 31, 2003)

                                                                   1-Year             5-Year             10-Year

Series 2006 (before taxes)
  (after taxes on distributions)
  (after taxes on distributions and redemptions)
Lehman Aggregate Bond Index*
------------------------------------------------------------- ------------------ ------------------ ------------------

* The Lehman Brothers Aggregate Bond Index covers four major classes of fixed-income securities in the
U.S.: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

----------------------------------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Maximum sales charge (load) imposed on purchases (as percentage of
offering price)                                                                              4.75%
------------------------------------------------------------------------- --------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Management fees*                                                                             0.50%
------------------------------------------------------------------------- --------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Distribution (12b-1) fees*                                                                   0.10%
------------------------------------------------------------------------- --------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Other expenses**
------------------------------------------------------------------------- --------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Total Fund operating expenses**
------------------------------------------------------------------------- --------------------------------------------

* Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), the Fund's adviser and distributor, voluntarily waives the management and distribution (12b-1) fees.  Although Thrivent Investment Mgt. has no intention to do so, these reimbursements are voluntary and Thrivent Investment Mgt. may reinstate these fees in the future.

** Thrivent Investment Mgt. will pay all expenses of the Fund in excess of 1.00%.  After giving effect to these voluntary expense reimbursements, the total Fund operating expenses were 1.00%. Thrivent Investment
Mgt. makes monthly expense reimbursements to the Fund based on yearly projections.  Sometimes these forecasted monthly expense reimbursements are larger than the actual expense reimbursements required, resulting in lower total Fund operating expenses.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------- ---------------------------- ---------------------------- ----------------------------
            1 Year                        3 Years                      5 Years                     10 Years
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

------------------------------- ---------------------------- ---------------------------- ----------------------------

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The Fund has an objective of providing a high investment return over selected periods of time, consistent with investment in U.S. government securities. The series matures on a specified target date in 2006. On the target date, the Fund will convert its assets to cash and distribute the proceeds to shareholders.

The Fund seeks to return to investors a reasonably assured targeted dollar amount, predictable at the time of investment, on the specific target date in the future. To realize this return, you should plan to hold a Fund's shares until maturity and reinvest all dividends and distributions. However, the Fund cannot assure you that it will meet its investment objective.

Implementation of the Investment Objective
The Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes)
in U.S. government zero coupon securities. U.S. Government zero coupon securities include: U.S. Treasury notes and bonds, and U.S. Treasury Bills that have no coupons and are not entitled to income.

The Fund invests at least 50% of its assets in zero coupon U.S. government securities maturing within two years of the Fund's target date. However, the Fund expects that under normal circumstances it will invest a much greater amount than 50%. The Fund may invest up to 20% in interest-paying U.S. Treasury notes and bonds and in repurchase agreements on interest paying U.S. Treasury notes and bonds. These interest-paying securities provide income for expenses, redemption payments and cash dividends of the Fund.

What Are Zero Coupon Securities?
Zero coupon securities are non-interest (non-cash) paying debt obligations that are payable in full
(principal or par amount) at maturity. These securities include U.S. Treasury notes and bonds that do not have coupons and do not pay cash income, U.S. Treasury bills, individual interest coupons that trade separately and evidences of receipt of such securities. Unlike Treasury securities with coupons attached that generate periodic interest payments to the holders, zero coupon securities pay no cash income until their maturity date. Zero coupon securities are purchased at a substantial discount from their value at their maturity date. The discount is amortized over the life of the zero coupon security. When a zero coupon security is held to maturity, the entire return comes from the difference between the purchase price and the maturity value. Because this difference is known at the time of purchase, investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment.

Why Invest in Zero Coupon Securities?
You invest in zero coupon securities because you can predict the return (dollar amount) you will receive at maturity. An investment in zero coupon securities enables you to plan to meet future financial goals, such as your retirement; future anticipated expenses such as college education of children or grandchildren; or the purchase of a home.

Due to the nature of zero coupon securities, the Fund can estimate daily a targeted dollar amount per share the Fund will receive on the target date. The difference between the targeted amount and the net asset value per share at the time of purchase is the projected return and is called anticipated growth.
Anticipated growth will consist primarily of the estimated accretion (accumulation) of discount on the zero coupon securities in the Fund, and to a much lesser degree, of projected cash flow in income-producing securities in excess of estimated expenses.

On each business day, the Fund calculates its anticipated growth rate. This growth rate is the annualized growth rate investors can expect from the time they purchase the Fund's share until the Fund's target date. The Fund cannot guarantee this growth rate because it involves certain assumptions about variable factors such as reinvestment of dividends and distributions, the expense ratio and composition of the
Fund's portfolio.

Quality
The Treasury obligations in which the Fund invests are backed by the full faith and credit of the U.S.
government. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System with respect to such securities.

Risks
Interest Rate Risk.  Interest rate risk is the risk that a rise in the level of interest rates will reduce the market value (price) of securities held, particularly bonds, in the Fund's portfolio. Typically, a bond pays a fixed rate of interest (called the "coupon"). When interest rates rise in the economy the value of the coupon (the amount received on the bond periodically) falls in comparison. As a result, the price of the bond declines. The price of zero coupon bonds tends to fall even more dramatically because they do not pay periodic coupons. Zero coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of interest.

Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase. Redemptions prior to maturity may result in capital gains or losses, which may be substantial.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. As the Fund moves toward its maturity date, the variability in the price of the securities in its portfolio should decline. The main risk is when you do not hold zero coupon securities until maturity. Because zero coupon securities do not make periodic interest payments, their market values decline more dramatically when interest rates rise than the value of bonds that pays interest (coupon) on a current basis. The market value of zero coupon bonds also rises more dramatically than that of other bonds as interest rates fall.

To obtain the predicted return and reduce your exposure to the price volatility caused by changing interest rates, you should plan to hold the Fund's shares until maturity. You also should elect automatic reinvestment of dividends and distributions. If you hold shares to maturity and reinvest dividends and distributions, you should experience a return consisting primarily of the accretion (or accumulation) of discount on the underlying securities in the Fund. The Fund, however, may invest up to 20% of its portfolio in interest paying U.S. government securities. As a result, the Fund cannot guarantee your total return, even if all shares are held until maturity and you have reinvested all dividends and distributions.

Reinvestment Risk.  A portion of the total realized return from traditional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the investment's total return is uncertain even for investors holding the security until maturity. This uncertainty is commonly referred to as reinvestment risk, and it can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon security to maturity.

The Fund may invest up to 20% of its assets in interest paying U.S. government securities and repurchase agreements on such securities. As a result, the Fund will have some reinvestment risk. To reduce this risk, the Fund must invest at least half the market value of its net assets in zero coupon securities maturing within two years of the Fund's target date.

Portfolio Turnover.  Because the Fund's objective is to return a reasonably predictable return at maturity by purchasing predominantly zero coupon bonds, it should not have a high rate of turnover. Therefore, the
Fund should not experience the higher transactional and potential tax consequences of frequent buying and selling of securities in its portfolio.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
Investment Adviser

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis,
Minnesota 55415, serves as investment adviser for the Fund. Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $____ billion in assets as of March 31, 2004, including approximately $____ billion in mutual fund assets.

Pursuant to an investment advisory agreement with Thrivent Mutual Funds, Thrivent Investment Mgt. manages the investment and reinvestment of the Fund's assets, provides the Fund with personnel, facilities and administrative services, and supervises the Fund's daily business affairs, all subject to the supervision of Thrivent Mutual Funds' Board of Trustees. Thrivent Investment Mgt. formulates and implements a continuous investment program for the Fund consistent with the Fund's investment objectives, policies and restrictions.

Thrivent Investment Mgt. and the Fund have received an exemptive order from the Securities and Exchange
Commission ("SEC") that permits Thrivent Investment Mgt. and the Fund, with the approval of the Thrivent
Mutual Funds' Board of Trustees, to retain one or more subadvisers for the Fund, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to
those agreements, to a vote of the shareholders of the Fund.   Thrivent Investment Mgt. will notify
shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fee
The Adviser receives an investment advisory fee computed separately and paid monthly for the Fund at the annual rate of 0.50 of 1% of the Fund's average daily net assets. At this time, the Adviser voluntary reimburses the Fund's advisory fee.

Portfolio Manager

Alan D. Onstad has served as portfolio manager of the Fund since July 1, 2000. Mr. Onstad has been with
Thrivent Investment Mgt. since 1995 and has served as portfolio manager of the Fund since 1999.

SHAREHOLDER INFORMATION

Sales of the Fund were closed to new shareholders and to additional purchases of shares by existing shareholders effective May 31, 1993. Purchases of shares by reinvestment of dividends and capital gains, if any, in existing shareholder accounts will continue to be allowed and will be at net asset values.
Although there is no intent to do so, sales of the Fund could be reopened in the future.

Pricing of Fund's Shares
The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The Fund determines the NAV once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern time. The Fund does not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Fund is based on the NAV next calculated after the Fund receives your payment or redemption request.

To determine the NAV, the Fund values its securities at current market value using readily available market quotations. The Fund values securities that do not have readily available market quotations at fair value as determined in good faith by or under the direction of Thrivent Mutual Funds' Board of Trustees.
The Fund may use pricing services as approved by the Board of Trustees to determine the net asset value of their securities.

The price at which you purchase or redeem shares of the Fund is based on the NAV as next determined after the Fund has received your payment or your redemption request.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent
Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Changes to Your Account

After opening your Fund account, you may wish to make changes to your account. Certain types of changes, such as moving to a new address or getting a new telephone number, do not have any other effect on an account. Any feature such as telephone exchange or participation in an automatic investment plan would continue uninterrupted. Other changes, such as exchanging from one Fund to another or transferring shares from a regular account to an IRA or adding a joint owner, will affect your account options because a new account is actually created. Account options such as an automatic investment plan are discontinued unless additional action is taken. These changes may require additional instructions and specific forms. If you are not sure whether a change affects your account, please contact your local Thrivent Investment Mgt.
representative or the Investment Interaction Center (Interaction Center) at (800) 847-4836. When making these types of changes, please contact your local Thrivent Investment Mgt. representative or the
Interaction Center.

How to Redeem (Sell) Shares
Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Redemption by Mail
Shareholders of the Fund may have their shares redeemed at any time at the net asset value per share next determined after a written request and all additional documents, if required, are received in proper form by the Fund's transfer agent.

The Fund bases payment for shares presented for redemption at a Fund's net asset value next computed after a request is received in proper form by the transfer agent. Shareholders earn income and receive dividends paid on the Fund through the date of redemption. The Fund will mail payment proceeds within seven days following receipt of all required documents. The Fund may postpone payment or suspend the right of redemption in unusual circumstances.

You may redeem shares of the Fund by mail, by sending a written request for redemption to:

             Thrivent Mutual Funds
             P. O. Box 219348
             Kansas City, MO64121-9348

In your redemption request, you must include your shareholder account number and specify the dollar or share amount you wish to redeem. You, and any other persons registered as shareholders on the account, must sign your redemption request. You must sign the request exactly as the account is registered. If you wish to redeem shares with a value in excess of $100,000, you must have your signature(s) guaranteed. The transfer agent will accept signature guarantees from all institutions that are eligible to provide signature guarantees under federal or state law, provided that the individual giving the signature guarantee is authorized to do so. Institutions that usually are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan institutions and credit unions. Please note that a signature guarantee is not the same as a notarized signature. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary. If you wish to redeem an IRA or other retirement plan you must indicate on the redemption request whether or not federal income tax should be withheld. Redemption requests that fail to indicate an election not to have federal tax withheld will be subject to withholding.

Telephone Redemptions
The privilege to redeem shares by telephone is automatically extended to all accounts, unless the option is specifically declined. If you do not want the telephone redemption option, please call the Interaction
Center at (800) 847-4836. By accepting this privilege, you assume some risks for unauthorized transaction.
Once a telephone request has been made, it cannot be canceled or modified (see Telephone Transactions).
Thrivent Investment Mgt. has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations and supplying transaction verification information.

Telephone Redemptions and Checks Mailed
The following conditions apply to telephone redemptions described above:

o        Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
o        There has been no change of address in the preceding 60 days;
o        The request is for $100,000 or less;
o        Some retirement plan accounts are not eligible; and
o        Shares to be redeemed cannot be in certificate form.

Redemptions by Bank Wire
o        Existing shareholders must send a Thrivent Mutual Funds Application or Account Change Request
         with the appropriate section completed prior to exercising the privilege of wire redemption to:

                 Thrivent Mutual Funds
                 P. O. Box 219348
                 Kansas City, MO64121-9348

o        Wire redemptions can be made for any amount;
o        A fee is assessed for redemptions by wire; and
o        Requests received in good order before the close of the NYSE (usually 3:00 p.m. Central time)
         receive that day's price.

If an account has multiple owners, Thrivent Investment Mgt. may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Involuntary Redemption
Because all account owners share the high cost of maintaining accounts with low balances, the Fund reserves the right to involuntarily redeem a shareholder's account, other than a retirement plan account, at any time the value of the account falls below $250 as a result of redemption. Shareholders will be notified in writing of any planned involuntary redemptions and will be allowed 60 days to increase the account balance above the stated minimum before the redemption is processed.

Exchange Privilege

Exchanges by Mail

Shares of the Fund held for at least 10 days may be exchanged for shares of any other series of Thrivent
Mutual Funds (Class A shares only) with the same registration, without additional sales charge, at the net asset value per share next computed after receipt of a written exchange request in proper form by the transfer agent.

An exchange constitutes a redemption of the shares of one mutual fund and the purchase of shares of another. Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Therefore, a shareholder who exchanges shares of the
Fund prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Shareholders interested in exchanging shares should contact the Interaction Center at (800) 847-4836, or their Thrivent Investment Mgt. representative for a current prospectus prior to making an exchange.

Shareholders of the Fund may only exchange into such other Funds as are legally available for sale in any state. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.
Exchanges are sales for tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged.

An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund reserves the right to terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a year. Further, the Fund reserves the right to modify or terminate the exchange privilege at any time with respect to the Fund, if the Fund's Trustees determine that continuing the privilege may be detrimental to shareholders.

Telephone Transactions

You can sell or exchange shares by phone. By doing so, you assume some risks for unauthorized transactions. Thrivent Investment Mgt. has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information, restricting transmittal of redemption proceeds to pre-authorized designations, and supplying transaction/taping identification numbers and/or symbols.
Please note, however, that Thrivent Mutual Funds, Thrivent Investment Mgt., the custodian, the transfer agent or any of their employees will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures.

Exchanges by Telephone
Telephone exchanges (transactions in which the registration does not change) are subject to the requirements described above, and additional requirements as follows.

Shareholders may exchange shares for which certificates have not been issued by telephoning the
Interaction Center at (800) 847-4836. Telephone exchange requests received prior to the close of the NYSE
(usually 3:00 p.m. Central Time) will be made at the net asset value per share next determined that day.

Telephone exchanges will be permitted only if the shareholder elects the telephone exchange option on the initial purchase application, or requests the telephone exchange privilege in a subsequent written request, signed by all registered owners, with all signatures guaranteed.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Fund reserves the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Dividends, Distributions and Taxes
As with all funds distributing taxable income, you as a tax-paying investor will be subject to income taxes on all dividends and distributions. You will be subject to taxes on all dividends and distributions whether you elect to take them in cash or have them reinvested.

The Fund intends to distribute in December and, if necessary, at such other times as the Fund may determine, its net investment income and any net realized capital gains resulting from investment activity. Any dividend (including a capital gains dividend) declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Cumulative statements showing all activity in the account for the prior year will be mailed annually to all shareholders.

All income and capital gains distributions are reinvested in full and fractional shares of the Fund at net asset value, without sales charges, on a payment date unless a shareholder has requested payment in cash on the shareholder application or by separate written request.

A shareholder's projected return at maturity assumes the reinvestment of all income and capital gains distributions. If a shareholder elects to receive these distributions in cash, the return at maturity will be substantially less than was anticipated at the time of purchase.

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the
"Code") and to take all other action required so that no federal income tax will be payable by the Fund itself. The Fund will be treated as a separate regulated investment company under the Code. Shareholders are provided annually with full information on income and capital gains distributions for tax purposes.
Shareholders should consult their tax advisers regarding the applicability of state and local taxes to dividends and distributions.

Under federal income tax laws, a portion of the difference between the purchase price of zero coupon securities and their face value is considered to be income to the Fund each year, even though the Fund will not in each year receive cash interest payments from these securities.

The Fund must distribute substantially all its net investment income each year, including the imputed income (the accrued interest for that year from the discount on purchases) from their zero coupon investments. Because of its imputed income, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash interest the Fund actually received. Such distributions may come from cash assets or from liquidating some portfolio securities. If securities are liquidated, the Fund may realize a gain or loss from the sale. As with all funds distributing taxable income, tax-paying investors in the Fund will be subject to income taxes on income and capital gain distributions whether they elect to take them in cash or have them reinvested.

If the Fund holds zero coupon bonds until maturity, they should not realize capital gains on these securities. However, if a Fund has to sell zero coupon securities to meet redemptions prior to their maturity (and the target date of the Fund) the value the Fund receives for the securities sold may reflect a premium over the principal and interest. This may happen particularly when interest rates are lower at the time of redemption. As a result, redemptions of shares prior to the target date may result in greater capital gains to the Fund, which would be distributed to the shareholders, than would otherwise have been realized. Capital gains distributed to shareholders result in a taxable event in the year of distribution.

Other Tax Information
The Fund is required by federal law to withhold 28% of reportable payments (which include dividends, capital gain distributions and redemption proceeds) paid to certain shareholders who have not properly certified that the Social Security or other taxpayer identification number provided by the shareholder is correct and that he or she is not otherwise subject to backup withholding. The Fund's shareholder application includes the required certification.

No attempt is made herein to provide information as to state and local tax consequences of ownership of shares of the Fund. Investors should consult their personal tax adviser to determine the consequences of state and local taxes.

DISTRIBUTION ARRANGEMENTS
The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective
May 31, 1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.

In addition to the sales charge deducted at the time of purchase, the Fund is authorized under a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. The Plan permits payments to be made by the Fund to the distributor to reimburse it for expenditures incurred by it in connection with the distribution of the Fund's shares to investors. These payments include, but are not limited to, the payment of compensation to selling representatives, advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan, and performing other promotional or advertising activities on behalf of the Fund. Plan payments may also be made to reimburse the distributor for its overhead expenses related to distribution of the Fund's shares. No reimbursement may be made under the Plan for expenses of past fiscal years or in contemplation of expenses for future fiscal years. Under the Plan, the payments may not exceed an amount computed at an annual rate of 0.10 of 1% of the average daily net assets of the Fund. The
Plan is subject to review and annual approval by the Board of Trustees.

Because the Fund's shares are no longer being sold, the distributor is waiving its distribution (12b-1)
fees under the distribution plan. The distributor will not reinstate the receipt of such fees as long as the Fund remains closed to new sales.

FINANCIAL HIGHLIGHTS

[To be added by subsequent amendment]

[outside back cover]

THRIVENT Mutual Funds

By Telephone:
         1-800-847-4836
         press 1 to speak with a customer service representative
         or
         press 2 to use the Automated Service Line

By Internet:
         www.thrivent.com

By Mail:
         Thrivent Mutual Funds
         P. O. Box 219348
         Kansas City, MO64121-9348

By Express Mail:
         Thrivent Investment Management Inc.
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Fund.  Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Fund during their last fiscal year. You may request a free copy of the Statement of
Additional Information, the annual report, or the semiannual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Fund
(including the Statement of Additional Information) at the Public Reference Room of the Securities and
Exchange Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Fund on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

Investment Company Act File No. 811-5075

                                          Thrivent Technology Fund
                                   Thrivent Partner Small Cap Value Fund
                                       Thrivent Small Cap Stock Fund
                                       Thrivent Small Cap Index Fund
                                        Thrivent Mid Cap Growth Fund
                                        Thrivent Mid Cap Stock Fund
                                        Thrivent Mid Cap Index Fund
                                       Thrivent Mid Cap Index Fund-I
                                 Thrivent Partner International Stock Fund
                                       Thrivent Large Cap Growth Fund
                                       Thrivent Large Cap Value Fund
                                       Thrivent Large Cap Stock Fund
                                       Thrivent Large Cap Index Fund
                                      Thrivent Large Cap Index Fund-I
                                           Thrivent Balanced Fund
                                          Thrivent High Yield Fund
                                      Thrivent Partner High Yield Fund
                                        Thrivent Municipal Bond Fund
                                            Thrivent Income Fund
                                          Thrivent Core Bond Fund
                                         Thrivent Bond Index Fund-I
                                    Thrivent Limited Maturity Bond Fund
                                         Thrivent Money Market Fund

                                                 Series of

                                           Thrivent Mutual Funds

                                    Statement of Additional Information
                                            Dated June 26, 2004

Each of the  above-referenced  mutual  funds  (each a "Fund" and  collectively  the  "Funds")  are series of
Thrivent  Mutual  Funds  (the  "Trust").  Class A and B shares of the Funds are  offered  through a combined prospectus and Institutional  Class shares are offered through a separate  prospectus.  Each such prospectus is  referred  to  hereinafter  as a  "Prospectus".  This  Statement  of  Additional  Information  is  not  a
prospectus,  but should be read in conjunction  with the Prospectus  dated June 26, 2004, for the applicable class of the  above-referenced  series of the Trust. To receive a copy of the Prospectus,  write to Thrivent
Mutual  Funds,  625 Fourth Avenue South,  Minneapolis,  Minnesota  55415 or call  toll-free  (800)  THRIVENT
(847-4836).

                                                                                                        Page
HISTORY OF THE TRUST

INVESTMENT POLICIES AND RESTRICTIONS

MANAGEMENT OF THE FUNDS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

INVESTMENT ADVISORY SERVICES

UNDERWRITING AND DISTRIBUTION SERVICES

OTHER SERVICES

BROKERAGE ALLOCATION AND OTHER PRACTICES

PURCHASE, REDEMPTION, AND PRICING OF SHARES

TAX STATUS

DESCRIPTION OF DEBT RATINGS

INDEX INFORMATION

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

APPENDIX A-PROXY VOTING PROCESS AND POLICIES SUMMARY

HISTORY OF THE TRUST

The Trust was  organized as a  Massachusetts  Business  Trust on March 31,  1987,  and is  registered  as an open-end  diversified  management  investment  company  under  the  Investment  Company  Act of 1940  ("1940
Act").  The  Trust is  authorized  to issue  shares  of  beneficial  interest,  par  value  $.01 per  share, divisible into an indefinite  number of different  series and classes and operates as a "series  company" as provided by Rule 18f-2 under the 1940 Act. The Trust  commenced  operations on July 16, 1987,  and currently consists of  twenty-four  series.  Thrivent  U.S.  Government  Zero  Coupon  Target  Fund  Series  2006,  is
described in a separate SAI. The following  table  provides the  inception  date and the available  class of shares of the Funds described in this SAI.

---------------------------------------------- ------------------ ---------------------- ----------------------
                                                    Class A              Class B          Institutional Class
Fund Name                                       Inception Date       Inception Date         Inception Date
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Technology Fund                                 7/01/00                7/01/00                7/01/00
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Partner Small Cap Value Fund                    7/17/01                7/17/01                7/17/01
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Small Cap Stock Fund                            7/01/96                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Small Cap Index Fund                            7/01/00                    N/A                    N/A
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Mid Cap Growth Fund                             5/30/97               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Mid Cap Stock Fund                              6/30/93                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Mid Cap Index Fund                              7/01/00                    N/A                    N/A
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Mid Cap Index Fund-I                                N/A                    N/A               12/31/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Partner International Stock Fund                 9/5/95               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap  Growth Fund                         10/29/99               10/29/99               10/29/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap  Value Fund                          10/29/99               10/29/99               10/29/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap Stock Fund                            7/16/87                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap Index Fund                            7/01/00                    N/A                    N/A
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap Index Fund-I                              N/A                    N/A               12/31/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Balanced Fund                                  12/29/97               12/29/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent High Yield Fund                                  4/3/87               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Partner High Yield Fund                         1/08/97                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Municipal Bond Fund                             12/3/76               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Income Fund                                      6/1/72               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Core Bond Fund                                  7/16/87                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Bond Index Fund-I                                   N/A                    N/A               12/31/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Limited Maturity Bond Fund                     10/29/99               10/29/99               10/29/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Money Market Fund                               3/10/88                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------

The  Declaration of Trust provides that each  shareholder  shall be deemed to have agreed to be bound by its terms. A vote of  shareholders  or the Board of Trustees may amend the  Declaration of Trust.  The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize.

Each Fund's classes of shares  represent  interests in the assets of the Fund and have  identical  dividend, liquidation  and other rights.  The separate share classes have the same terms and  conditions,  except each
Class A and Class B share bears separate  distribution and shareholder  servicing expenses. At the Trustees'
discretion,  each class may pay a different  share of other  expenses,  not including  advisory or custodial fees or other expenses  related to the management of the Trust's  assets,  if each class incurs the expenses in different  amounts,  or if a class receives  services of a different  kind or to a different  degree than the other class.  The Funds  allocate  all other  expenses to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

Class A and B shares and  Institutional  shares  have  identical  voting  rights  except that each class has exclusive voting rights on any matter  submitted to shareholders  relating solely to the class. In addition,
Class A and Class B shares and  Institutional  shares have separate voting rights on any matter submitted to shareholders  where the  interests  of one class differ from the  interests of the other class.  Class A and
Class B shares have exclusive voting rights on matters  involving the 12b-1  Distribution Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:

1.       when required otherwise by the 1940 Act; or
2.       when  the  Trustees  determine  that  the  matter  does  not  affect  all  Funds;  then,  only  the shareholders of the affected Funds may vote.

Shares are freely  transferable,  and holders  thereof are  entitled  to receive  dividends  declared by the
Trustees,  and receive the assets of their respective Fund in the event of liquidation.  The Trust generally holds  annual  shareholder  meetings  only when  required by law or at the written  request of  shareholders owning at least 10% of the Trust's outstanding  shares.  Shareholders may remove the Trustees from office by votes cast in person or by proxy at a shareholder meeting.

At the request of  shareholders  holding 10% or more of the  outstanding  shares of the Fund,  the Fund will hold a special  meeting for the purpose of  considering  the removal of a Trustee(s)  from  office,  and the
Fund  will  cooperate  with and  assist  shareholders  of  record  who  notify  the Fund  that  they wish to communicate with other shareholders for the purpose of obtaining  signatures to request such a meeting,  all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.

Under  Massachusetts's  law,  shareholders  of a business  trust may, under certain  circumstances,  be held personally  liable  for  the  obligations  of  the  Trust.  However,  the  Declaration  of  Trust  disclaims shareholder,  Trustee  and/or  officer  liability  for acts  performed  on  behalf of the Trust or for Trust obligations  that are  binding  only on the  assets  and  property  of the  Trust.  The Funds  include  this disclaimer in each agreement,  obligation,  or contract  entered into or executed by the Trust or the Board.
The  Declaration  of Trust  provides  for  indemnification  out of the  Trust's  assets  for all  losses and expenses  of any  shareholder  held  personally  liable  for the  obligations  of the  Trust.  The risk of a shareholder  incurring  financial loss on account of  shareholder  liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

In addition to those practices stated in the Prospectus, various of the Funds may purchase the following securities or may engage in the following transactions.

Other Securities

Thrivent  Technology Fund,  Thrivent Partner Small Cap Value Fund,  Thrivent Small Cap Stock Fund,  Thrivent
Mid Cap Growth Fund,  Thrivent  Mid Cap Stock Fund,  Thrivent  Partner  International  Stock Fund.  Thrivent
Large Cap Growth  Fund,  Thrivent  Large Cap Value  Fund,  and  Thrivent  Large Cap Stock Fund may invest in other types of securities,  including bonds,  preferred stocks,  convertible  bonds,  convertible  preferred stocks,  warrants,  American Depository  Receipts (ADRs), and other debt or equity securities.  In addition, each of these Funds may invest in U.S. Government securities or cash.

Thrivent Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent
Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Partner International Stock Fund. Thrivent
Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Stock Fund will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard & Poor's Corporation ("S&P"). For a description of Moody's and S&P's ratings, see "Description of Debt Ratings". Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

Thrivent High Yield Fund,  Thrivent Partner High Yield Fund,  Thrivent Income Fund, Thrivent Core Bond Fund,
Thrivent  Bond Index  Fund-I,  and Thrivent  Limited  Maturity  Bond Fund also may invest in common  stocks, warrants to purchase  stocks,  bonds or preferred  stocks  convertible  into common stock,  and other equity securities.

Thrivent  Municipal Bond Fund does not generally  intend to purchase any securities  that would cause 25% or more of the  value of its  total  assets to be  invested  in the  securities  of  governmental  subdivisions located in any one state,  territory or possession of the United States.  The Fund may invest 25% or more of the value of its total assets in  industrial  development  bonds.  The Fund also may invest up to 25% of its
total  assets  in   securities   issued  in   connection   with  the  financing  of  projects  with  similar
characteristics,  such as toll road revenue bonds,  housing  revenue bonds or electric power project revenue bonds, or in industrial  development  revenue bonds which are based,  directly or indirectly,  on the credit of private entities in any one industry.

Bank Instruments

Thrivent Money Market Fund may invest in bank  instruments  including,  but not limited to,  certificates of deposit,  bankers'  acceptances and time deposits.  Certificates of deposit are generally  short-term (i.e., less than one year),  interest-bearing  negotiable  certificates  issued by commercial  banks or savings and loan  associations  against  funds  deposited in the issuing  institution.  A banker's  acceptance is a time draft drawn on a commercial  bank by a borrower,  usually in  connection  with an  international  commercial transaction  (to finance the import,  export,  transfer or storage of goods).  A banker's  acceptance may be obtained  from a  domestic  or  foreign  bank  including  an U.S.  branch or agency of a foreign  bank.  The borrower is liable for payment as well as the bank,  which  unconditionally  guarantees  to pay the draft at its face  amount on the  maturity  date.  Most  acceptances  have  maturities  of six months or less and are traded in  secondary  markets  prior to maturity.  Time  deposits  are  non-negotiable  deposits for a fixed period of time at a stated interest rate.

U.S.  branches of foreign banks are offices of foreign banks and are not separately  incorporated  entities.
They are  chartered and regulated  under  federal or state law. U.S.  federal  branches of foreign banks are chartered  and  regulated  by the  Comptroller  of the  Currency,  while state  branches  and  agencies  are chartered and regulated by authorities of the respective  state or the District of Columbia.  U.S.  branches of foreign  banks may accept  deposits  and thus are  eligible  for FDIC  insurance;  however,  not all such branches  elect FDIC  insurance.  U.S.  branches of foreign banks can maintain  credit  balances,  which are funds  received by the office  incidental to or arising out of the exercise of their banking  powers and can exercise other commercial functions, such as lending activities.

Investing in foreign  branches of U.S.  banks and U.S.  branches of foreign banks may involve  risks.  These risks  may  include  future  unfavorable  political  and  economic  developments,  possible  withholding  or confiscatory  taxes,  seizure  of  foreign  deposits,  currency  controls,  interest  limitations  and other governmental  restrictions  that might affect  payment of principal or interest,  and possible  difficulties pursuing or enforcing  claims against banks located outside the U.S.  Additionally,  foreign issuers are not generally  subject to uniform  accounting,  auditing and financial  reporting  standards or other regulatory requirements and practices  comparable to U.S. issuers,  and there may be less public information  available about foreign banks and their branches and agencies.

Repurchase Agreements

Each Fund may  engage in  repurchase  agreement  transactions  in  pursuit of its  investment  objective.  A repurchase  agreement consists of a purchase and a simultaneous  agreement to resell an investment for later delivery at an agreed upon price and rate of interest.  The Fund or its  custodian  will take  possession of the  obligations  subject to a  repurchase  agreement.  If the  original  seller of a security  subject to a repurchase  agreement  fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the  market  value of the  security  during  the time it takes the Fund to either  sell the security or take action to enforce the original  seller's  agreement to repurchase the security.  Also, if a defaulting  original seller filed for bankruptcy or became insolvent,  disposition of such security might be delayed by pending court action.  The Fund may only enter into  repurchase  agreements  with banks and other recognized  financial  institutions such as broker/dealers which are found by Thrivent Investment Mgt. (or a subadviser) to be creditworthy.

Restricted Securities

The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule
144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule.  Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule
144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a
Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.  None of the Funds will invest more than 15% of its net assets in illiquid securities (10% in the case of Thrivent Money
Market Fund).

Reverse Repurchase Agreements

Each of the Funds also may enter into reverse  repurchase  agreements,  which are similar to borrowing cash.
A reverse  repurchase  agreement is a  transaction  in which the Fund  transfers  possession  of a portfolio instrument  to  another  person,  such as a  financial  institution,  broker  or  dealer,  in  return  for a percentage of the  instrument's  market value in cash,  with an agreement  that at a stipulated  date in the future the Fund will  repurchase  the  portfolio  instrument by remitting  the original  consideration  plus interest  at an agreed  upon rate.  The use of reverse  repurchase  agreements  may enable the Fund to avoid selling  portfolio  instruments  at a time  when a sale may be deemed to be  disadvantageous.  However,  the ability to enter into  reverse  repurchase  agreements  does not assure  that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Fund will engage in reverse  repurchase  agreements  that are not in excess of 60 days to  maturity  and will do so to avoid  borrowing  cash and not for the  purpose of  investment  leverage  or to  speculate  on interest  rate  changes.  When  effecting  reverse  repurchase  agreements,  assets  of the Fund in a dollar amount  sufficient to make payment of the  obligations  to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

When Issued and Delayed Delivery Transactions

Each of the Funds may purchase securities on a when-issued and delayed delivery basis.  When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future.  The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties.  There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the  extent a Fund  engages in  when-issued  and  delayed  delivery  transactions,  it will do so for the purpose of acquiring  portfolio  instruments  consistent with its investment  objective and policies and not for the purpose of investment  leverage.  On the settlement  date, the value of such instruments may be less than the cost thereof.  When effecting when-issued and delayed delivery  transactions,  a Fund will maintain liquid  securities,  cash,  or cash  equivalents  of a dollar  amount  sufficient  to make  payment  for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

The Funds may enter into dollar roll transactions with respect to mortgage securities in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity)
securities at a later date at an agreed upon price.  During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.  The Funds are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments.  While the dollar roll transactions may result in higher transaction costs or higher taxes for the Funds, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The  Funds  may  invest  in  mortgage-backed   securities,   including  CMOs  and  multi-class  pass-through
securities.  CMOs and multi-class  pass-through  securities are debt  instruments  issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed  securities.  Multi-class  pass-through securities  are  interests  in a trust  composed  of  mortgage  loans or other  mortgage-backed  securities.
Payments of principal  and interest on the  underlying  collateral  provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class  pass-through security.  Multi-class pass-through securities,  CMOs,  and classes  thereof  (including  those  discussed  below) are  examples of the types of financial instruments commonly referred to as "derivatives."

A CMO contains a series of bonds or  certificates  issued in multiple  classes.  Each CMO class (referred to as  "tranche")  has a specified  coupon rate and stated  maturity or final  distribution  date.  When people start  prepaying  the  principal on the  collateral  underlying a CMO (such as mortgages  underlying a CMO), some classes may retire  substantially  earlier than the stated maturity or final  distribution  dates.  The issuer  structures a CMO to pay or accrue  interest on all classes on a monthly,  quarterly  or  semi-annual basis.  The issuer may allocate the principal and interest on the underlying  mortgages among the classes in many ways. In a common structure,  the issuer applies the principal payments on the underlying  mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs.  Interest only classes  ("IOs")  entitle the class  shareholders  to receive distributions  consisting  solely or primarily of all or a portion of the interest in an underlying  pool of mortgages or  mortgage-backed  securities  (mortgage  assets).  Principal only classes  ("POs")  entitle the class  shareholders  to receive  distributions  consisting  solely or  primarily  of all or a portion of the underlying  pool of mortgage  assets.  In addition,  there are "inverse  floaters,"  which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse  floating CMO classes are typically  more volatile  than fixed or  adjustable  rate CMO classes.  We would  only  invest in  inverse  floating  CMOs to  protect  against a  reduction  in the  income  earned on investments due to a predicted  decline in interest rates. In the event interest rates  increased,  we would lose money on  investments  in inverse  floating  CMO classes.  An interest  rate  increase  would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are  extremely  sensitive to principal  payment  rates  (including prepayments) on the underlying  mortgage loans or  mortgage-backed  securities.  For example,  rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds,  respectively.  If the underlying  mortgage assets experience greater than anticipated  prepayments of principal,  the holder of an
IO bond may incur a complete  loss in value due to the lost  interest  stream  even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated  prepayments of principal,  the
PO bond will incur  substantial  losses in value due to lost  prepayments.  Rapid or slow principal  payment rates may cause IO and PO bond holders to incur  substantially  more losses in market value than if they had invested in  traditional  mortgage-backed  securities.  On the other hand, if interest rates rise, the value of an IO might increase and partially  offset other bond value declines in a Fund's  portfolio.  If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund's portfolio.

An accrual or Z  bondholder  does not receive  cash  payments  until one or more of the other  classes  have received  their full  payments  on the  mortgage  loans  underlying  the CMO.  During the period  when the Z bondholders  do not receive cash  payments,  interest  accrues on the Z class at a stated rate.  The accrued interest is added to the amount of  principal  due to the Z class.  After the other  classes  have  received their  payments in full,  the Z class begins  receiving  cash payments  until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally,  the date when cash payments begin on the Z class depends on the prepayment  rate of the mortgage loans  underlying the CMO. A faster  prepayment rate results in an earlier  commencement of cash payments on the Z  class.  Like a zero  coupon  bond,  during  its  accrual  period  the Z class  has the  advantage  of eliminating the risk of reinvesting  interest payments at lower rates during a period of declining  interest rates.  Like a zero coupon bond, the market value of a Z class bond  fluctuates  more widely with changes in interest  rates than would the market value of a bond from a class that pays  interest  currently.  Changing interest rates  influence  prepayment  rates.  As noted above,  such changes in prepayment  rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities

The Funds may invest in structured  securities.  The issuer of a structured  security  links the  security's coupon,  dividend or  redemption  amount at maturity to some sort of  financial  indicator.  Such  financial indicators can include  currencies,  interest rates,  commodities and indexes.  The coupon,  dividend and/or redemption  amount at maturity may increase or decrease  depending on the value of the linked or  underlying instrument.

Investments in structured  securities  involve  certain risks. In addition to the normal credit and interest rate risks  inherent with a debt  security,  the  redemption  amount may increase or decrease as a result of price changes in the  underlying  instrument.  Depending on how the issuer links the coupon and/or  dividend to the underlying  instrument,  the amount of the dividend may be reduced to zero.  Any further  declines in the value of the  underlying  instrument  may then  reduce the  redemption  amount at  maturity.  Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Funds may purchase  variable rate master  demand notes.  Variable rate master demand notes are unsecured instruments  that permit the  indebtedness  thereunder to vary and provide for periodic  adjustments  in the interest  rate.  The extent to which the Funds can purchase  these  securities is subject to Rule 2a-7 under the Investment  Company Act of 1940.  These notes are normally not traded,  and there is no secondary market for the notes.  However,  a Fund may demand  payment of the principal for such Fund at any time.  The Funds'
purchases of variable  rate master  demand  notes are limited to those:  (1) rated in one of the two highest rating  categories  by a NRSRO;  or (2) that have been issued by an issuer  that has  received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term  debt  obligations  that is comparable in priority and security  with the  instrument.  If an issuer of a variable rate master demand note  defaulted  on its  payment  obligation,  a Fund  might not be able to  dispose  of the note due to the absence of a  secondary  market.  A Fund might  suffer a loss to the extent of the  default.  The Funds only invest in variable rate master demand notes when they deem them to involve minimal credit risk.

Lending Securities (All Funds except Thrivent Money Market Fund)

Consistent with applicable regulatory requirements, each of the Funds may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Fund, the Adviser will take into account the investment objective and principal strategies of the Fund.  For the period during which the securities are on loan, the lending Fund will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral.  The right to terminate the loan will be given to either party subject to appropriate notice.  Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

The primary  risk in lending  securities  is that the  borrower  may become  insolvent on a day on which the loaned  security is rapidly  increasing in value.  In such event, if the borrower fails to return the loaned security,  the existing  collateral  might be  insufficient to purchase back the full amount of the security loaned,  and the borrower  would be unable to furnish  additional  collateral.  The borrower would be liable for any  shortage,  but the lending Fund would be an unsecured  creditor  with respect to such  shortage and might not be able to recover all or any portion  thereof.  However,  this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.

No Fund may lend any  security  or make any other  loan if, as a result,  more than  one-third  of its total assets would be lent to other parties.

Put and Call Options (All Funds except Thrivent Money Market Fund)

As described below, each of the Funds may invest in options on another security, an index, a currency, or a futures contract.  If the option is described as "covered," we hold the security underlying the option or the right to obtain it at no additional cost.  If the option is not covered, the Fund will earmark liquid securities as collateral.  When a Fund sells put options, the collateral must be equal to the purchase obligation of the Fund, less any amount maintained as margin.  When a Fund sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling  ("Writing")  Covered  Call  Options:  The Funds may from time to time sell  ("write")  covered call options on any  portion  of their  portfolios  as a hedge to  provide  partial  protection  against  adverse movements in prices of securities in those Funds and,  subject to the limitations  described  below, for the non-hedging  purpose  of  attempting  to create  additional  income.  A call  option  gives the buyer of the option,  upon  payment of a premium,  the right to call upon the writer to deliver a  specified  amount of a security on or before a fixed date at a predetermined  ("strike")  price. As the writer of a call option,  a
Fund  assumes the  obligation  to deliver the  underlying  security to the holder of the option on demand at the  strike  price.  This  obligation  is held by the Fund  until  either  the  option  expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security.  A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call  Options:  The Funds may also from time to time  purchase  call options on  securities  in which those Funds may invest.  As the holder of a call option,  a Fund has the right (but not the  obligation)  to purchase  the  underlying  security or currency at the exercise  price at any time during the option  period
(American  style) or at the expiration of the option  (European  style). A Fund generally will purchase such options as a hedge to provide  protection  against  adverse  movements in the prices of securities  that the
Fund intends to purchase.  In  purchasing a call option,  a Fund would  realize a gain if, during the option period,  the price of the  underlying  security  increased  by more than the amount of the premium  paid.  A
Fund  would  realize a loss  equal to all or a portion of the  premium  paid if the price of the  underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options:  The Funds may from time to time sell  ("write")  covered put options if the put option is part of a combined position (see "Combined  Position Option" below).  As the writer of a put option,  the
Fund assumes the obligation to pay a predetermined  ("strike")  price for the option's  underlying  security if the holder of the option  chooses to exercise it. Until the option  expires or a closing  transaction  is made,  the Fund must continue to be prepared to pay the strike price,  regardless of price  movements in the underlying security.

If the  price of the  underlying  security  remains  the same or rises  above  the  strike  price,  the Fund generally  will not be called upon to purchase  the  security.  The Fund will,  however,  retain the premium received  for the option as  additional  income.  If the price of the  underlying  security  falls below the strike price, the Fund may be called upon to purchase the security at the strike price.

Buying  Put  Options:  The  Funds  may from  time to time  purchase  put  options  on any  portion  of their portfolios.  A put option gives the buyer of the option,  upon payment of a premium,  the right (but not the obligation)  to deliver a  specified  amount of a security  to the writer of the option on or before a fixed date at a  predetermined  ("strike")  price.  A Fund  generally  will  purchase  such  options as a hedge to provide  protection  against adverse  movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period,  the price of the security  declined by an amount in  excess  of the  premium  paid.  A Fund  would  realize  a loss  equal to all or a portion  of the premium paid if the price of the  security  increased,  remained the same,  or did not decrease by more than the premium paid.

Options on Foreign  Currencies:  The Funds may also write  covered  call  options and  purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options:  As part of its options  transactions,  the Funds may also purchase and sell call options and put options on stock and bond indices.  Options on  securities  indices are similar to options on a security except that,  upon the exercise of an option on a securities  index,  settlement is made in cash rather than in specific securities.

Combined  Position  Options.  The Funds may purchase and sell options in  combination  with each other or in combination  with  futures  or forward  contracts,  to adjust  the risk and  return  characteristics  of the
overall  position.  For  example,  the  Funds  may  engage  in  "straddle"  and  "spread"  transactions.   A
"straddle"  is  established  by buying both a call and a put option on the same  underlying  security,  each with the same exercise  price and  expiration  date. A "spread" is a combination of two or more call options or put options on the same security with  differing  exercise  prices or times to maturity.  The  particular strategies  employed by a Fund will depend on Thrivent  Investment Mgt.'s or the Subadviser's  perception of anticipated market movements.

Negotiated  Transactions:  The  Funds  will  generally  purchase  and  sell  options  traded  on a  national securities  or options  exchange.  Where  options are not readily  available on such  exchanges,  a Fund may purchase and sell options in  negotiated  transactions.  A Fund effects  negotiated  transactions  only with investment  dealers  and  other  financial  institutions  deemed  creditworthy  by its  investment  adviser.
Despite  the  investment   adviser's  or  subadviser's  best  efforts  to  enter  into  negotiated   options
transactions  with  only  creditworthy  parties,  there is  always a risk  that  the  opposite  party to the transaction may default in its obligation to either  purchase or sell the underlying  security at the agreed upon time and price,  resulting in a possible loss by the Fund.  This risk is described  more  completely in the section of this Statement of Additional  Information  entitled,  "Risks of  Transactions  in Options and
Futures".

Options  written or purchased by a Fund in  negotiated  transactions  are illiquid and there is no assurance that a Fund  will be able to  effect a closing  purchase  or  closing  sale  transaction  at a time when its investment  adviser  or  subadviser  believes  it would be  advantageous  to do so. In the event the Fund is unable to effect a closing  transaction  with the holder of a call option  written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

Closing  Transactions:  The Funds may dispose of options  that they have written by entering  into  "closing purchase  transactions".  Those  Funds may dispose of options  that they have  purchased  by  entering  into
"closing sale  transactions".  A closing  transaction  terminates the rights of a holder,  or the obligation of a writer, of an option and does not result in the ownership of an option.

A Fund  realizes a profit from a closing  purchase  transaction  if the premium  paid to close the option is less than the  premium  received  by the Fund from  writing  the  option.  The Fund  realizes  a loss if the premium  paid  is more  than  the  premium  received.  The  Fund  may  not  enter  into a  closing  purchase transaction  with  respect to an option it has written  after it has been  notified of the  exercise of such option.

A Fund  realizes a profit from a closing sale  transaction  if the premium  received to close out the option is more than the premium paid for the option.  A Fund  realizes a loss if the premium  received is less than the premium paid.

Financial Futures and Options on Futures (All Funds except Thrivent Money Market Fund)

Selling Futures Contracts:  The Funds may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices.  A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price.  In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased.  Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund.  The Fund would realize a loss if the price of the securities underlying the contract increased.  Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

Futures contracts have been designed by and are traded on boards of trade that have been designated
"contract markets" by the Commodity Futures Trading Commission ("CFTC").  These boards of trade, through their clearing corporations, guarantee performance of the contracts.  Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities.
Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements.  The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Fund  sells a futures  contract,  or a call  option on a futures  contract,  it is  required  to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these  transactions  is different  than  purchasing  securities  "on margin".  In purchasing  securities  "on  margin" an investor  pays part of the  purchase  price in cash and  receives an extension  of credit  from the  broker,  in the form of a loan  secured  by the  securities,  for the unpaid balance.  There  are two  categories  of  "margin"  involved  in  these  transactions:  initial  margin  and variation  margin.  Initial margin does not represent a loan between a Fund and its broker,  but rather is a
"good faith deposit" by a Fund to secure its  obligations  under a futures  contract or an option.  Each day during the term of certain  futures  transactions,  a Fund will receive or pay  "variation  margin" equal to the daily change in the value of the position held by the Fund.

Buying Futures  Contracts:  The Funds may purchase  financial  futures  contracts as a hedge against adverse movements  in the  prices of  securities  they  intend  to  purchase.  The  Funds  may buy and sell  futures contracts for a number of reasons,  including:  (1) to manage their exposure to changes in securities prices and foreign  currencies as an efficient means of adjusting  their overall  exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased.  Such a gain would approximately offset the increase in cost of the same or similar securities that a Fund intends to purchase.  A Fund would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Fund intends to purchase.

Options on Futures Contracts: The Funds may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies.  An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put).  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option.  The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option.  The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Fund intends to purchase.

Currency Futures  Contracts and Options:  The Funds may also sell and purchase  currency  futures  contracts
(or options  thereon) as a hedge  against  changes in prevailing  levels of currency  exchange  rates.  Such contracts may be traded on U.S. or foreign  exchanges.  The Fund will not use such  contracts or options for leveraging purposes.

Limitations:  The Funds may engage in futures transactions,  and transactions  involving options on futures, only on  regulated  commodity  exchanges or boards of trade.  A Fund will not enter into a futures  contract or  purchase or sell  related  options if  immediately  thereafter  the sum of the amount of initial  margin deposits on the Fund's  existing  futures and related  options  positions and premiums paid for options with respect to futures and options  used for  non-hedging  purposes  would  exceed 5% of the market value of the
Fund's  total  assets.  In  addition,  in  instances  involving  the  purchase of futures  contracts or call options  thereon,  a Fund will maintain liquid  securities,  cash, or cash equivalents in an amount equal to the market value of such contracts.

Hybrid Investments (All Funds except Thrivent Money Market Fund)

As part of their investment program and to maintain greater flexibility, the Funds may invest in hybrid instruments (a potentially high-risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition,  because the purchase and sale of hybrid  instruments  could take place in an  over-the-counter market  or in a  private  transaction  between  a  Fund  and  the  seller  of  the  hybrid  instrument,  the creditworthiness  of the  counterparty to the transaction  would be a risk factor which a Fund would have to consider.  Hybrid  instruments  also may not be subject to regulation  of the  Commodities  Futures  Trading
Commission  ("CFTC"),  which generally regulates the trading of commodity futures by U.S. persons,  the SEC, which  regulates  the  offer  and sale of  securities  by and to U.S.  persons,  or any  other  governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Fund's hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Investment Mgt. or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund's return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Investment Mgt.'s or a subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

A Fund will generally purchase and sell options traded on a national  securities or options exchange.  Where options are not readily  available on such  exchanges,  a Fund may  purchase and sell options in  negotiated transactions.  When a  Fund  uses  negotiated  options  transactions,  it  will  seek  to  enter  into  such transactions  involving  only those  options and futures  contracts  for which there appears to be an active secondary market.

There is,  nonetheless,  no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular  option or futures  contract at any particular  time. If a futures market were to become  unavailable,  in the event of an adverse  movement,  a Fund would be required to continue to make daily cash payments of  maintenance  margin if it could not close a futures  position.  If an options market were to become  unavailable and a closing  transaction  could not be entered into, an option holder would be able to realize  profits or limit losses only by  exercising  an option,  and an option  writer would remain obligated until exercise or expiration.

In addition,  exchanges may establish daily price fluctuation limits for options and futures contracts,  and may halt  trading if a  contract's  price moves  upward or  downward  more than the limit in a given day. On volatile trading days when the price  fluctuation  limit is reached or a trading halt is imposed,  it may be impossible for a Fund to enter into new positions or close out existing  positions.  If the secondary market for a contract is not liquid  because of price  fluctuation  limits or otherwise,  it could  prevent  prompt liquidation of unfavorable  positions,  and potentially  could require a Fund to continue to hold a position until  delivery or  expiration  regardless  of changes in its value.  As a result,  a Fund's access to other assets held to cover its options or futures positions could also be impaired.

When conducting  negotiated options  transactions there is a risk that the opposite party to the transaction may default in its  obligation to either  purchase or sell the  underlying  security at the agreed upon time and price.  In the event of such a default,  a Fund could lose all or part of the benefit it would otherwise have realized from the  transaction,  including the ability to sell securities it holds at a price above the current  market  price or to purchase a security  from  another  party at a price  below the current  market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Foreign Futures and Options

Participation  in foreign  futures and foreign options  transactions  involves the execution and clearing of trades on or subject to the rules of a foreign  board of trade.  Neither the  National  Futures  Association nor any domestic  exchange  regulates  activities of any foreign  boards of trade,  including the execution, delivery  and clearing of  transactions,  or has the power to compel  enforcement  of the rules of a foreign board of trade or any  applicable  foreign law.  This is true even if the  exchange is formally  linked to a domestic  market so that a position  taken on the  market  may be  liquidated  by a  transaction  on another market.  Moreover,  such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these  reasons,  customers who trade foreign  futures or foreign  options  contracts may not be afforded certain of the protective  measures provided by the Commodity  Exchange Act, the CFTC's  regulations and the rules  of  the  National  Futures  Association  and  any  domestic  exchange,  including  the  right  to use reparations  proceedings before the Commission and arbitration  proceedings provided by the National Futures
Association  or any domestic  futures  exchange.  In  particular,  funds received from customers for foreign futures or foreign  options  transactions  may not be provided  the same  protections  as funds  received in respect of transactions on United States futures exchanges.

In addition,  the price of any foreign futures or foreign  options  contract and,  therefore,  the potential profit and loss  thereon may be affected by any  variance in the foreign  exchange  rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box

The Funds may effect short sales, but only if such transactions are short sale  transactions  known as short sales  "against  the box".  A short sale is a  transaction  in which a Fund sells a security it does not own by borrowing it from a broker,  and consequently  becomes  obligated to replace that security.  A short sale against  the box is a short  sale  where a Fund  owns  the  security  sold  short  or has an  immediate  and unconditional  right to acquire  that  security  without  additional  cash  consideration  upon  conversion, exercise or exchange of options with respect to securities  held in its  portfolio.  The effect of selling a security short against the box is to insulate that security against any future gain or loss.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency  Warrants.  Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash  (generally,  for warrants  issued in the United  States,  in U.S.  dollars).
The cash amount is calculated  pursuant to a predetermined  formula and based on the exchange rate between a specified  foreign  currency and the U.S.  dollar as of the exercise date of the warrant.  Foreign  currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S.
dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German
Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs.
In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined.  During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration  date of the warrants may be accelerated if the warrants  should be delisted from an exchange or if their trading should be suspended  permanently.  This would result in the loss of any remaining  "time value" of the warrants  (i.e.,  the  difference  between the current  market value and the exercise value of the  warrants),  and, in the case the  warrants  were  "out-of-the-money,"  in a total loss of the  purchase price of the warrants.

Warrants are generally  unsecured  obligations of their issuers and are not  standardized  foreign  currency options issued by the Options Clearing Corporation  ("OCC").  Unlike foreign currency options issued by OCC, the terms of  foreign  exchange  warrants  generally  will not be amended  in the event of  governmental  or regulatory actions affecting  exchange rates or in the event of the imposition of other regulatory  controls affecting the international currency markets.

The initial public offering price of foreign  currency  warrants is generally  considerably in excess of the price that a  commercial  user of foreign  currencies  might pay in the  interbank  market for a  comparable option involving significantly larger amounts of foreign currencies.

Foreign currency  warrants are subject to significant  foreign  exchange risk,  including risks arising from complex political or economic factors.

Foreign  Currency  Transactions.  A forward foreign  currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the  contract  agreed upon by the  parties at a price set at the time of the  contract.  These  contracts are principally  traded in the interbank market conducted  directly between currency traders (usually large, commercial  banks) and their customers.  A forward  contract  generally has no deposit  requirement,  and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio.  A Fund's use of such contracts would include, but not be limited to, the following:

         (1)  When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

         (2)  When a Fund determines that one currency may experience a substantial  movement against another  currency,  including the U.S. dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign  currency,  approximating  the value of some or all of a Fund's portfolio securities denominated in such foreign currency.

Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies.  In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.  The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.

The precise  matching of the forward  contract  amounts and the value of the  securities  involved  will not generally  be possible  since the future value of such  securities  in foreign  currencies  will change as a consequence of market  movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The projection of short-term  currency  market  movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under  normal  circumstances,  currency  risk will be  considered  when  deciding  whether  to buy or sell a security  and as part of the overall  diversification  strategies.  However,  Thrivent  Investment  Mgt. and
Price  International  believe  that it is  important  to have the  flexibility  to enter  into such  forward contracts when it determines that the best interests of the Fund will be served.

A Fund may enter  into  forward  contracts  for any other  purpose  consistent  with the  Fund's  investment objective  and program.  However,  a Fund will not enter into a forward  contract,  or maintain  exposure to any such  contract(s),  if the amount of foreign currency  required to be delivered  thereunder would exceed the Fund's  holdings of liquid,  high-grade  debt  securities,  currency  available for cover of the forward contract(s),  or other  suitable  cover as permitted by the SEC. In  determining  the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward  contract,  a Fund may sell the  portfolio  security  and make  delivery of the foreign  currency,  or it may retain the security and either extend the maturity of the forward contract (by
"rolling" that contract forward) or may initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above.  However, the Funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances.  Of course, the Funds are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate.  It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange at a future date.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  It will do so from time to time, and there are costs associated with currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Principal  Exchange Rate Linked  Securities.  Principal exchange rate linked securities are debt obligations the  principal  on which is payable  at  maturity  in an amount  that may vary  based on the  exchange  rate between the U.S.  dollar and a particular  foreign  currency at or about that time. The return on "standard"
principal  exchange  rate linked  securities  is enhanced if the foreign  currency to which the  security is linked  appreciates  against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S.  dollar.  "Reverse"  principal  exchange rate linked  securities  are like the  "standard"
securities,  except  that  their  return  is  enhanced  by  increases  in the value of the U.S.  dollar  and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal  exchange  rate linked  securities  may in limited  cases be subject to  acceleration  of maturity
(generally,  not without the consent of the holders of the securities),  which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S.  dollar-denominated  commercial paper the yield of which is linked to certain  foreign  exchange rate  movements.  The yield to the investor on  performance indexed paper is established  at maturity as a function of spot exchange  rates between the U.S.  dollar and a designated  currency as of or about that time (generally,  the index maturity two days prior to maturity).
The yield to the  investor  will be within a range  stipulated  at the time of purchase  of the  obligation.
Generally,  the guaranteed  minimum rate of return is below, and a potential  maximum rate of return that is above,  market  yields on U.S.  dollar-denominated  commercial  paper.  In  addition,  both the  minimum and maximum rates of return on the  investment  generally  correspond  to the minimum and maximum  values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each  Fund  may  invest  in  securities  of other  investment  companies,  including  shares  of  closed-end investment companies,  unit investment trusts, and open-end investment companies,  which represent interests in  professionally  managed  portfolios  that may  invest  in any  type of  instrument.  Investing  in other investment  companies  involves  substantially  the  same  risks as  investing  directly  in the  underlying instruments,  but may  involve  additional  expenses  at the  investment  company-level,  such as  portfolio management  fees and  operating  expenses  which would  result in the Fund paying its  proportionate  share.
Certain types of investment  companies,  such as closed-end  investment  companies,  issue a fixed number of shares  that trade on a stock  exchange  or  over-the-counter  at a premium or a discount to their net asset value.  Others  are  continuously  offered  at net asset  value,  but may also be  traded  in the  secondary market.  The  extent  to which a Fund can  invest  in other  investment  companies  is  limited  by  federal securities laws.

Exchange Traded Funds (ETFs)

ETFs are a type of index fund bought and sold on a  securities  exchange.  An ETF trades  like common  stock and  represents a fixed  portfolio of  securities  designed to track a particular  market  index.  Each Fund could purchase  shares in an ETF to  temporarily  gain exposure to a portion of the U.S. or a foreign market while awaiting  purchase of underlying  securities.  The risks of owning shares in an ETF generally  reflect the risks of owning the underlying  securities they are designed to track,  although lack of liquidity in an
ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies (All Funds except Thrivent Money Market Fund)

Each Fund may purchase the securities of certain foreign  investment  funds or trusts called passive foreign investment  companies.  Such  trusts have been the only or primary  way to invest in certain  countries.  In addition  to bearing  their  proportionate  share of the trust's  expenses  (management  fees and  operating expenses),  shareholders  will also  indirectly bear similar  expenses of such trusts.  Capital gains on the sale of such  holdings  are  considered  ordinary  income  regardless  of how  long  the  Funds  hold  their investments.  In  addition,  the Funds may be subject to  corporate  income  tax and an  interest  charge on certain  dividends  and capital gains earned from these  investments,  regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Funds intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years.  Such gains and losses will be treated as ordinary income.  The Funds will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Investment Limitations

The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of that Fund as defined in the Investment Company Act of 1940.  (Under the Investment
Company Act of 1940, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority
Vote").)  Under these restrictions, with respect to each Fund:

1.  None of the Funds may borrow money, except that a Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund's total assets immediately after the time of such borrowing.

2.  None of the Funds may issue senior securities, except as permitted under the Investment Company
    Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

3.  None of the Funds, will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than
    10% of the outstanding voting securities of such issuer being held by the Fund.

4.  None of the Funds may buy or sell real estate, except that any Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5.  None of the Funds may purchase or sell commodities or commodity contracts, except that any Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.  None of the Funds may make loans, except that any Fund may (i) lend portfolio securities, (ii)
    enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv)
    participate in an interfund lending program with other registered investment companies.

7.  None of the Funds will underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a
    Fund may make pursuant to its fundamental investment restriction on lending.

8.  None of the Funds will purchase a security if, after giving effect to the purchase, more than 25%
    of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government
    Securities (as such term is defined in the Investment Company Act of 1940).  In addition, with respect to the Thrivent Money Market Fund, this restriction does not apply to instruments  issued by domestic banks.

The following nonfundamental investment restriction may be changed without shareholder approval.  Under this restriction:

1.  None of the Funds will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding.  The Funds intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.  The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Fund's total assets.

3.  The fundamental investment restriction with respect to 75% of a Fund's total assets will not invest in repurchase agreements that are collateralized by other investment companies.

The Trust has applied for an exemptive order from the SEC which would allow the Funds to engage in an interfund lending program.  In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes.  This arrangement allows the borrowing Funds to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit.  Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing," i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company.  Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission.  The Funds' interfund lending arrangement is designed to ensure that each Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness.  Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating
Section 18(f)(1) if it segregates fund assets.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Funds' business affairs and for exercising all powers except those reserved to the shareholders.  Each Trustee oversees each of 24 series of the Trust and also serves as a Director of Thrivent Series Fund, Inc., a registered investment company consisting of 26 Portfolios that serve as  underlying funds for variable contracts issued by
Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("TLIC") and
investment options in the retirement plan offered by Thrivent Financial.   The 24 series of the Trust and
the 26 Portfolios of Thrivent Series Fund, Inc. are referred to herein as the "Investment Company
Complex."

The following table provides information about the Trustees and officers of the Trust.

Interested Trustee(1)

--------------------------- --------------------- ----------------------------------------- ----------------------------------
                            Position with Trust
                            and Length of         Principal Occupation During the Past 5    Other Directorships Held by
Name, Address and Age       Service(2)            Years                                     Trustee
--------------------------- --------------------- ----------------------------------------- ----------------------------------
--------------------------- --------------------- ----------------------------------------- ----------------------------------
Pamela J. Moret             President since       Executive Vice President, Marketing and   Director, Lutheran World Relief;
625 Fourth Avenue South     2002 and Trustee      Products, Thrivent Financial  since       Director, Minnesota Public Radio
Minneapolis, MN             since 2004            2002; Senior Vice President, Products,
Age 48                                            American Express Financial Advisors
                                                  from 2000 to 2001; Vice President,
                                                  Variable Assets, American Express
                                                  Financial Advisors from 1996 to 2000
--------------------------- --------------------- ----------------------------------------- ----------------------------------

Independent Trustees(3)
--------------------------- --------------------- ----------------------------------------- --------------------------------
                            Position with Trust
                            and Length of         Principal Occupation During the           Other Directorships Held by
Name, Address and Age       Service(2)            Past 5 Years                              Trustee
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
F. Gregory Campbell         Trustee since 1992    President, Carthage College since 1998    Director, National Association
625 Fourth Avenue South                                                                     of Independent Colleges and
Minneapolis, MN                                                                             Universities, Director,
Age 65                                                                                      Johnson Family Funds, Inc., an
                                                                                            investment company consisting
                                                                                            four portfolios;  Director,
                                                                                            Kenosha Hospital and Medical
                                                                                            Center Board; Prairie School
                                                                                            Board; United Health Systems
                                                                                            Board
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Herbert F. Eggerding, Jr.   Lead Trustee since    Management consultant to several          None
625 Fourth Avenue South     2003                  privately owned companies
Minneapolis, MN
Age 66
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Noel K. Estenson            Trustee since 2004    Retired; previously President and Chief   None
625 Fourth Avenue South                           Executive Officer, CenexHarvestStates
Minneapolis, MN                                   (farm supply and marketing and food
Age 65                                            business)
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Richard L. Gady             Trustee since 1987    Retired; previously Vice President,       Director, International
625 Fourth Avenue South                           Public Affairs and Chief Economist,       Agricultural Marketing
Minneapolis, MN                                   Conagra, Inc. (agribusiness)              Association
Age 61
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Jodi L. Harpstead           Trustee since 2004    On sabbatical; previously Vice            Director, Delta Dental Plan of
625 Fourth Avenue South                           President & General Manager, Cardiac      Minnesota
Minneapolis, MN                                   Surgery Technologies for Medtronic,
Age 47                                            Inc. (medical products and
                                                  technologies)
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Connie M. Levi              Trustee since 2004    Retired                                   Director, Norstan, Inc.
625 Fourth Avenue South
Minneapolis, MN
Age 64
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Edward W. Smeds             Chairman and          Retired                                   Chairman of Carthage College
625 Fourth Avenue South     Trustee since 1999                                              Board
Minneapolis, MN
Age 68
--------------------------- --------------------- ----------------------------------------- --------------------------------

Executive Officers
---------------------------------- ---------------------------- ----------------------------------------------------------
                                   Position with Trust and
Name, Address and Age              Length of Service(2)         Principal Occupation During the Past 5 Years
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Pamela J. Moret                    President since 2002         Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                         Thrivent Financial  since 2002; Senior Vice President,
Minneapolis, MN                                                 Products, American Express Financial Advisors from 2000
Age 48                                                          to 2001; Vice President, Variable Assets, American
                                                                Express Financial Advisors from 1996 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
James E. Nelson                    Secretary since 2003         Vice President, Securities Law, Thrivent Financial since
625 Fourth Avenue South                                         2001;  Counsel and head of Insurance Practice Group, Law
Minneapolis, MN                                                 Division of ING ReliaStar (formerly ReliaStar Financial
Age 43                                                          Corp.) from 1998 to 2001
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Charles D. Gariboldi               Treasurer since  1999        Vice President, Investment Accounting, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 44
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Russell W. Swansen                 Vice President since 2004    Chief Investment Officer,  Thrivent Financial,  since
625 Fourth Avenue South                                         2004; Managing Director, Colonnade Advisors, LLC, from
Minneapolis, MN                                                 2001 to 2003, President and Chief Investment Officer of
Age 46                                                          PPM American from 1999 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Karl  D. Anderson                  Vice President since 2003    Vice President, Investment Product Solutions Management,
625 Fourth Avenue South                                         Thrivent Financial
Minneapolis, MN
Age  42
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Frederick P. Johnson               Vice President since 2003    Vice President, Investment Operations, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 41
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marnie L. Loomans-Thuecks          Vice President since 2004    Vice President, Customer Interaction Department,
625 Fourth Avenue South                                         Thrivent Financial
Minneapolis, MN
Age 41
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Thomas R Mischka                   Vice President and           Vice President of Divisional Support Services, Thrivent
625 Fourth Avenue South            Anti-Money Laundering        Financial
Minneapolis, MN                    Officer since 2003
Age  44
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
David R. Spangler                  Assistant Vice President     Director, of Investment Product Management, Thrivent
625 Fourth Avenue South            since 2004                   Financial  since 2002;  Vice President- Product
Minneapolis, MN                                                 Development, Wells Fargo Bank-Funds Management Group,
Age 37                                                          from 2000 to 2002;  Analyst, MCSI, Inc., 2000;  Vice
                                                                President-Product Development, US Bank-First American
                                                                Funds, 1997 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Brett L. Agnew                     Assistant Secretary since    Senior Counsel, Thrivent Financial since
625 Fourth Avenue South            2001                         2001;Consultant Principal Financial Group from 1998 to
Minneapolis, MN                                                 2001
Age 33
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
John C. Bjork                      Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2003
Minneapolis, MN
Age 50
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marlene J. Nogle                   Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2003
Minneapolis, MN
Age 56
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Todd J. Kelly                      Assistant Treasurer since    Director,  Fund Accounting Operations, Thrivent
222 West College Avenue            1999                         Financial
Appleton, WI
Age 34
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Gerard V. Vaillancourt             Assistant Treasurer since    Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South            2002                         Financial  since 2002; Manager-Portfolio Compliance,
Minneapolis, MN                                                 Lutheran Brotherhood from 2001 to 2002; Manager-Fund
Age 36                                                          Accounting, Minnesota Life from 2000 to 2001;
                                                                Supervisor-Securities Accounting, Lutheran Brotherhood
                                                                from 1998 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
(1)"Interested  person"  of the  Trust as  defined  in the  Investment  Company  Act of 1940 by  virtue  of positions  with Thrivent  Financial.  Ms. Moret is considered an interested  person because of her principal occupation with Thrivent Financial.

(2)Each  Trustee  serves an indefinite  term until her or his successor is duly elected and  qualified.  The bylaws of the  Trust  provide  that each  Trustee  must  retire at the end of the year in which the  Trustee attains age 70.  Officers  serve at the  discretion of the board until their  successors  are duly appointed and qualified.

(3)The  Trustees  other than Ms.  Moret are not  "interested  persons"  of the Trust and are  referred to as
"Independent Trustees."

Committees of the Board of Trustees
----------------------- ------------------------------- -------------------------------------------- ---------------------------
                                                                                                     Meetings Held During Last
Committee               Members/1/                      Function                                     Fiscal Year
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Audit                   F. Gregory Campbell             The 1940 Act requires that the Trusts'       4
                        Herbert F. Eggerding, Jr.       independent auditors be selected by a
                        Noel K. Estenson                majority of those Trustees who are not
                        Richard L. Gady                 "interested persons" (as defined in the
                        Jodi L. Harpstead               1940 Act) of the Trust.  The Audit
                        Connie M. Levi                  Committee is responsible for recommending
                        Edward W. Smeds                 the engagement or retention of the Trust's
                                                        independent accountants, reviewing with
                                                        the independent accountants the plan and
                                                        the results of the auditing engagement,
                                                        approving professional services provided
                                                        by the independent accountants prior to
                                                        the performance of such services,
                                                        considering the range of audit and
                                                        non-audit fees, reviewing the independence
                                                        of the independent accountants, reviewing
                                                        the scope and results of procedures of
                                                        internal auditing and reviewing the system
                                                        of internal accounting control.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Contracts               F. Gregory Campbell             The function of the Contracts Committee is   4
                        Herbert F. Eggerding, Jr.       to assist the Board of Trustees in
                        Noel K. Estenson                fulfilling its duties with respect to the
                        Richard L. Gady                 review and approval of contracts between
                        Jodi L. Harpstead               the Trust and other entities, including
                        Connie M. Levi                  entering into new contracts and the
                        Edward W. Smeds                 renewal of existing contracts.  The
                                                        Contracts Committee considers investment
                                                        advisory, distribution, transfer agency,
                                                        administrative service and custodial
                                                        contracts, and such other contracts as the
                                                        Board of Trustees deems necessary or
                                                        appropriate for the continuation of
                                                        operations of each Fund.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Governance              F. Gregory Campbell             The Governance Committee assists the Board   5
                        Herbert F. Eggerding, Jr.       of Trustees in fulfilling its duties with
                        Noel K. Estenson                respect to the governance of the Trust,
                        Richard L. Gady                 including recommendations regarding
                        Jodi L. Harpstead               evaluation of the Board of Trustees,
                        Connie M. Levi                  compensation of the Trustees and
                        Edward W. Smeds                 composition of the committees and the
                                                        Board's membership.  The Governance
                                                        Committee makes recommendations regarding
                                                        nominations for Trustees and will consider
                                                        nominees suggested by shareholders sent to
                                                        the attention of the President of the
                                                        Trust.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
/1/The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Funds by Trustees

The following tables provide  information as of December 31, 2003,  regarding the dollar range of beneficial ownership  by each  Trustee in each series of the Fund.  In  addition,  the amount  shown in the last column reflects  the  aggregate  amount  of  each  Trustee's  beneficial  ownership  in all  registered  investment companies within the investment company complex that are overseen by the Trustee.

Interested Trustee
-------------------------- --------------------------------------------- --------------------- -----------------------
                                                                                                  Aggregate Dollar
                                                                                                Range of Beneficial
                                                                                                  Ownership in All
                                                                                               Registered Investment
                                                                                               Companies Overseen by
                                                                                                 the Trustee in the
                           Dollar Range of Beneficial Ownership in the                           Investment Company
Name of Trustee            Funds                                                                      Complex
-------------------------- --------------------------------------------- --------------------- -----------------------
------------------------- ---------------------------------------------- --------------------- -----------------------
Pamela J. Moret           Thrivent Technology Fund                       None                      Over $100,000
                          Thrivent Partner Small Cap Value Fund          None
                          Thrivent Small Cap Stock Fund                  $10,000-$50,000
                          Thrivent Small Cap Index Fund                  None
                          Thrivent Mid Cap Growth Fund                   None
                          Thrivent Mid Cap Stock Fund                    None
                          Thrivent Mid Cap Index Fund                    None
                          Thrivent Mid Cap Index Fund - I                None
                          Thrivent Partner International Stock Fund      None
                          Thrivent Large Cap Growth Fund                 None
                          Thrivent Large Cap Stock Fund                  $0-$10,000
                          Thrivent Partner Small Cap Value Fund          None
                          Thrivent Large Cap Index Fund                  None
                          Thrivent Large Cap Index Fund - I              None
                          Thrivent Large Cap Value Fund                  None
                          Thrivent Balanced Fund                         None
                          Thrivent High Yield Fund                       None
                          Thrivent Partner High Yield Fund               None
                          Thrivent Municipal Bond Fund                   Over $100,000
                          Thrivent Income Fund                           None
                          Thrivent Core Bond Fund                        None
                          Thrivent Limited Maturity Bond Fund            None
                          Thrivent Bond Index Fund - I                   $50,000-$100,000
                          Thrivent Money Market Fund                     None
------------------------- ---------------------------------------------- --------------------- -----------------------

Independent Trustees
-------------------------- --------------------------------------------- --------------------- -----------------------
                                                                                                  Aggregate Dollar
                                                                                                Range of Beneficial
                                                                                                  Ownership in All
                                                                                               Registered Investment
                                                                                               Companies Overseen by
                                                                                                 the Trustee in the
                           Dollar Range of Beneficial Ownership in the                           Investment Company
Name of Trustee            Funds                                                                      Complex
-------------------------- --------------------------------------------- --------------------- -----------------------
-------------------------- ---------------------------------------------- -------------------- ------------------------
F. Gregory Campbell        Thrivent Technology Fund                       None                      Over $100,000
                           Thrivent Partner Small Cap Value Fund          None
                           Thrivent Small Cap Stock Fund                  None
                           Thrivent Small Cap Index Fund                  None
                           Thrivent Mid Cap Growth Fund                   None
                           Thrivent Mid Cap Stock Fund                    None
                           Thrivent Mid Cap Index Fund                    $50,001-$100,000
                           Thrivent Mid Cap Index Fund - I                None
                           Thrivent Partner International Stock Fund      None
                           Thrivent Large Cap Growth Fund                 None
                           Thrivent Large Cap Stock Fund                  $50,001-$100,000
                           Thrivent Large Cap Value Fund                  None
                           Thrivent Large Cap Index Fund                  None
                           Thrivent Large Cap Index Fund - I              None
                           Thrivent Balanced Fund                         None
                           Thrivent High Yield Fund                       None
                           Thrivent Partner High Yield Fund               None
                           Thrivent Municipal Bond Fund                   None
                           Thrivent Income Fund                           None
                           Thrivent Core Bond Fund                        None
                           Thrivent Limited Maturity Bond Fund            None
                           Thrivent Bond Index Fund - I                   None
                           Thrivent Money Market Fund                     None
------------------------- ---------------------------------------------- -------------------- ------------------------
------------------------- ---------------------------------------------- -------------------- ------------------------
Herbert F. Eggerding,     Thrivent Technology Fund                       None                      Over $100,000
Jr.                       Thrivent Partner Small Cap Value Fund          None
                          Thrivent Small Cap Stock Fund                  None
                          Thrivent Small Cap Index Fund                  None
                          Thrivent Mid Cap Growth Fund                   $10,001-$50,000
                          Thrivent Mid Cap Stock Fund                    None
                          Thrivent Mid Cap Index Fund                    None
                          Thrivent Mid Cap Index Fund - I                None
                          Thrivent Partner International Stock Fund      $10,001-$50,000
                          Thrivent Large Cap Growth Fund                 $10,001-$50,000
                          Thrivent Large Cap Stock Fund                  $50,001-$100,000
                          Thrivent Large Cap Value Fund                  $10,001-$50,000
                          Thrivent Large Cap Index Fund                  None
                          Thrivent Large Cap Index Fund - I              None
                          Thrivent Balanced Fund                         $50,001-$100,000
                          Thrivent High Yield Fund                       $10,001-$50,000
                          Thrivent Partner High Yield Fund               None
                          Thrivent Municipal Bond Fund                   None
                          Thrivent Income Fund                           $10,001-$50,000
                          Thrivent Core Bond Fund                        None
                          Thrivent Limited Maturity Bond Fund            $10,001-$50,000
                          Thrivent Bond Index Fund - I                   None
                          Thrivent Money Market Fund                     $10,001-$50,000
------------------------- ---------------------------------------------- -------------------- ------------------------
------------------------- ---------------------------------------------- -------------------- ------------------------
Noel K. Estenson          Thrivent Technology Fund                       None                      Over $100,000
                          Thrivent Partner Small Cap Value Fund          None
                          Thrivent Small Cap Stock Fund                  None
                          Thrivent Small Cap Index Fund                  None
                          Thrivent Mid Cap Growth Fund                   Over $100,000
                          Thrivent Mid Cap Stock Fund                    None
                          Thrivent Mid Cap Index Fund                    None
                          Thrivent Mid Cap Index Fund - I                None
                          Thrivent Partner International Stock Fund      None
                          Thrivent Large Cap Growth Fund                 $50,001-$100,000
                          Thrivent Large Cap Stock Fund                  $10,001-$50,000
                          Thrivent Large Cap Value Fund                  $1-$10,000
                          Thrivent Large Cap Index Fund                  None
                          Thrivent Large Cap Index Fund - I              None
                          Thrivent Balanced Fund                         None
                          Thrivent High Yield Fund                       Over $100,000
                          Thrivent Partner High Yield Fund               None
                          Thrivent Municipal Bond Fund                   None
                          Thrivent Income Fund                           Over $100,000
                          Thrivent Core Bond Fund                        None
                          Thrivent Limited Maturity Bond Fund            None
                          Thrivent Bond Index Fund - I                   None
                          Thrivent Money Market Fund                     $50,001-$100,000
------------------------- ---------------------------------------------- -------------------- ------------------------
------------------------- ---------------------------------------------- -------------------- ------------------------
Richard L. Gady           Thrivent Technology Fund                       $10,001-$50,000           Over $100,000
                          Thrivent Partner Small Cap Value Fund          None
                          Thrivent Small Cap Stock Fund                  $10,001-$50,000
                          Thrivent Small Cap Index Fund                  None
                          Thrivent Mid Cap Growth Fund                   None
                          Thrivent Mid Cap Stock Fund                    $10,001-$50,000
                          Thrivent Mid Cap Index Fund                    None
                          Thrivent Mid Cap Index Fund - I                None
                          Thrivent Partner International Stock Fund      None
                          Thrivent Large Cap Growth Fund                 None
                          Thrivent Large Cap Stock Fund                  $10,001-$50,000
                          Thrivent Large Cap Value Fund                  None
                          Thrivent Large Cap Index Fund                  None
                          Thrivent Large Cap Index Fund - I              None
                          Thrivent Balanced Fund                         None
                          Thrivent High Yield Fund                       None
                          Thrivent Partner High Yield Fund               $10,001-$50,000
                          Thrivent Municipal Bond Fund                   None
                          Thrivent Income Fund                           None
                          Thrivent Core Bond Fund                        None
                          Thrivent Limited Maturity Bond Fund            None
                          Thrivent Bond Index Fund - I                   None
                          Thrivent Money Market Fund                     $10,001-$50,000
------------------------- ---------------------------------------------- -------------------- ------------------------
------------------------- --------------------------------------------- --------------------- -----------------------
Jodi L. Harpstead          Thrivent Technology Fund                      None                      Over $100,000
                           Thrivent Partner Small Cap Value Fund         None
                           Thrivent Small Cap Stock Fund                 None
                           Thrivent Small Cap Index Fund                 None
                           Thrivent Mid Cap Growth Fund                  $1-$10,000
                           Thrivent Mid Cap Stock Fund                   None
                           Thrivent Mid Cap Index Fund                   None
                           Thrivent Mid Cap Index Fund - I               None
                           Thrivent Partner International Stock Fund     $1-$10,000
                           Thrivent Large Cap Growth Fund                $1-$10,000
                           Thrivent Large Cap Stock Fund                 $10,001-$50,000
                           Thrivent Large Cap Value Fund                 $1-$10,000
                           Thrivent Large Cap Index Fund                 None
                           Thrivent Large Cap Index Fund - I             None
                           Thrivent Balanced Fund                        None
                           Thrivent High Yield Fund                      $10,001-$50,000
                           Thrivent Partner High Yield Fund              None
                           Thrivent Municipal Bond Fund                  $1-$10,000
                           Thrivent Income Fund                          $1-$10,000
                           Thrivent Core Bond Fund                       None
                           Thrivent Limited Maturity Bond Fund           $1-$10,000
                           Thrivent Bond Index Fund - I                  None
                           Thrivent Money Market Fund                    $10,001-$50,000
-------------------------- --------------------------------------------- --------------------- -----------------------
-------------------------- --------------------------------------------- --------------------- -----------------------
Connie M. Levi             Thrivent Technology Fund                      None                     $50,001-$100,000
                           Thrivent Partner Small Cap Value Fund         None
                           Thrivent Small Cap Stock Fund                 None
                           Thrivent Small Cap Index Fund                 None
                           Thrivent Mid Cap Growth Fund                  $10,001-$50,000
                           Thrivent Mid Cap Stock Fund                   None
                           Thrivent Mid Cap Index Fund                   None
                           Thrivent Mid Cap Index Fund - I               None
                           Thrivent Partner International Stock Fund     None
                           Thrivent Large Cap Growth Fund                None
                           Thrivent Large Cap Stock Fund                 None
                           Thrivent Large Cap Value Fund                 None
                           Thrivent Large Cap Index Fund                 None
                           Thrivent Large Cap Index Fund - I             None
                           Thrivent Balanced Fund                        None
                           Thrivent High Yield Fund                      None
                           Thrivent Partner High Yield Fund              None
                           Thrivent Municipal Bond Fund                  None
                           Thrivent Income Fund                          None
                           Thrivent Core Bond Fund                       None
                           Thrivent Limited Maturity Bond Fund           None
                           Thrivent Bond Index Fund - I                  None
                           Thrivent Money Market Fund                    None
-------------------------- --------------------------------------------- --------------------- -----------------------
-------------------------- --------------------------------------------- --------------------- -----------------------
Edward W. Smeds            Thrivent Technology Fund                      None                      Over $100,000
                           Thrivent Partner Small Cap Value Fund         $10,001-$50,000
                           Thrivent Small Cap Stock Fund                 $10,001-$50,000
                           Thrivent Small Cap Index Fund                 None
                           Thrivent Mid Cap Growth Fund                  None
                           Thrivent Mid Cap Stock Fund                   $10,001-$50,000
                           Thrivent Mid Cap Index Fund                   None
                           Thrivent Mid Cap Index Fund - I               None
                           Thrivent Partner International Stock Fund     $10,001-$50,000
                           Thrivent Large Cap Growth Fund                None
                           Thrivent Large Cap Stock Fund                 $10,001-$50,000
                           Thrivent Large Cap Value Fund                 $10,001-$50,000
                           Thrivent Large Cap Index Fund                 None
                           Thrivent Large Cap Index Fund - I             None
                           Thrivent Balanced Fund                        None
                           Thrivent High Yield Fund                      None
                           Thrivent Partner High Yield Fund              None
                           Thrivent Municipal Bond Fund                  None
                           Thrivent Income Fund                          None
                           Thrivent Core Bond Fund                       $10,001-$50,000
                           Thrivent Limited Maturity Bond Fund           None
                           Thrivent Bond Index Fund - I                  None
                           Thrivent Money Market Fund                    None
-------------------------- --------------------------------------------- --------------------- -----------------------

Compensation of Trustees

The Trust makes no payments to any of its officers for services  performed  for the Trust.  The  Independent
Trustees  are paid an annual  compensation  of $65,000 to attend  meetings  of the Board of  Trustees of the
Trust and the Board of Directors  of Thrivent  Series  Fund,  Inc.  The Chairman and the "lead"  Trustee are compensated  an additional  $2,500 per year for each such position.  Independent  Trustees are reimbursed by the Trust for any  expenses  they may incur by reason of  attending  Board  meetings or in  connection  with other  services  they may perform in  connection  with their  duties as Trustees of the Trust.  The Trustees receive no pension or retirement benefits in connection with their service to the Trust.

The following table provides the amounts of compensation paid to the Trustees either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended April 30, 2004. :

---------------------------- ------------------------- --------------------------
                                                        Total Compensation Paid
                                                            by Fund and the
                              Aggregate Compensation      Investment Company
Name, Position                      From Trust                  Complex
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Pamela J. Moret/1/
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
F. Gregory Campbell
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Herbert F. Eggerding, Jr.
Lead Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Noel K. Estenson/2/
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Richard L. Gady/2/
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Jodi L. Harpstead
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Connie M. Levi
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Edward W. Smeds/2/
Chairman and Trustee
---------------------------- ------------------------- --------------------------
/1/ "Interested person" of the Fund as defined in the Investment Company Act of 1940.
/2/  The  Trust  has  adopted  a  deferred   compensation   plan  for  the  benefit  of  the
disinterested  Trustees  of the  Trust  who  wish to  defer  receipt  of a  percentage  of eligible  compensation  which they  otherwise  are  entitled  to  receive  from the Trust.
Compensation  deferred is invested in Thrivent  Mutual Funds,  the  allocation of which is determined by the  individual  Trustee.  As of _____,  2004,  the total amount of deferred compensation  payable to Mr. Estenson was----,  the total amount of deferred  compensation payable to Mr.  Gady was $--,  and the total  amount of deferred  compensation  payable to
Mr. Smeds was $--.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of May 31, 2004, no one was considered a control person of the Funds.  A control person is one who has beneficial interest in more than 25% of the voting securities of a Fund or one who asserts or is adjudicated to have control of a Fund.

Principal Holders

As of May 31, 2004, the following were principal holders of a Fund's securities.  Principal holders are those who own (either of record or beneficially) 5% or more of a Class of a Fund's outstanding securities:

---------------------------------------- -------------------------------------------------------- --------------------
                 Name                                             Fund                               Percent Owned
---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Thrivent Financial for Lutherans
625 Fourth Avenue South
Minneapolis, MN  55415
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---------------------------------------- -------------------------------------------------------- --------------------

Management Ownership

As of May 31, 2004, the officers and Trustees as a group owned less than 1% of a Fund's share Class.

INVESTMENT ADVISORY SERVICES

Investment Adviser

The Funds' investment  adviser,  Thrivent  Investment  Management Inc.  ("Thrivent  Investment  Mgt."),  was
organized  as a  Delaware  corporation  on  July  29,  1986.  Thrivent  Investment  Mgt.  is a  wholly-owned subsidiary of Thrivent Financial  Holdings,  Inc., which, in turn, is a wholly-owned  subsidiary of Thrivent
Financial,  a fraternal  benefit  society.  The officers and directors of Thrivent  Investment  Mgt. who are affiliated with the Trust are set forth below under "Affiliated Persons".

Investment  decisions for each of the Funds (except Thrivent Partner Small Cap Value Fund,  Thrivent Partner
International  Stock Fund,  and  Thrivent  Partner  High Yield Fund) are made by Thrivent  Investment  Mgt., subject  to the  overall  direction  of the  Board of  Trustees.  Thrivent  Investment  Mgt.  also  provides investment  research and supervision of each of the Funds'  investments  (except  Thrivent Partner Small Cap
Value Fund,  Thrivent Partner  International  Stock Fund, and Thrivent Partner High Yield Fund) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.

Investment Subadvisers

Thrivent  Investment Mgt. has engaged the following  subadvisers for Partner Small Cap Value Fund,  Thrivent
Partner  International  Stock Fund,  and Thrivent  Partner High Yield Fund.  Investment  decisions for those
Funds are made by the  subadvisers,  subject to the overall  direction of the Board of Trustees and Thrivent
Investment Mgt.

Thrivent Partner Small Cap Value Fund

Investment  decisions for Thrivent Partner Small Cap Value Fund are made by T. Rowe Price  Associates,  Inc.
("T.  Rowe Price"),  located at 100 East Pratt Street,  Baltimore,  Maryland  21202.  T. Rowe Price has over
65 years of investment  management  experience  and  approximately  $_________________  billion total assets under management as of _____________________.

Thrivent Partner International Stock Fund

Investment  decisions for Thrivent  Partner  International  Stock Fund are made by Mercator Asset Management
LP  ("Mercator")  and T. Rowe Price  International,  Inc.  ("Price  International").  Mercator is located at
5200 Town  Center  Circle,  Suite  550,  Boca  Raton,  Florida  33486,  and was  founded  in 1984.  Mercator manages  international  equity funds for institutional  clients,  including  corporate and public retirement plans,  endowments,  and foundations.  As of December 31, 2003, Mercator managed  approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund.

 Price International,  an affiliate of T. Rowe Price Associates,  Inc., is located at 100 East Pratt Street,
Baltimore,  Maryland  21202 to  subadvise  a portion  of the  Thrivent  Partner  International  Stock  Fund.
Price  International  is one of the world's largest  international  mutual fund asset managers with the U.S.
equivalent  of  approximately  $22.9  billion as of December 31, 2003 in its offices in  Baltimore,  London,
Tokyo, Singapore, Paris, Hong Kong and Buenos Aires.

Thrivent Partner High Yield Fund

Investment  decisions  for  Thrivent  Partner  High  Yield Fund are made by  Pacific  Investment  Management
Company LLC ("PIMCO"),  840 Newport Center Drive,  Suite 300, Newport Beach,  California  92660.  PIMCO is a
majority-owned  subsidiary  of Allianz  Dresdner  Asset  Management  of America L.P.  ("ADAM  LP").  Allianz
Aktiengesellschaft   ("Allianz  AG")  is  the  indirect   majority  owner  of  ADAM  LP.  Allianz  AG  is  a
European-based,  multinational  insurance and financial  services  holding  company.  Pacific Life Insurance
Company holds an  indirect minority interest in ADAM LP.

Significant     institutional     shareholders    of    Allianz    AG    currently     include     Munchener
Ruckversicherungs-Gesellschaft   AG   ("Munich   Re")  and   Bayerische   Hypo-und   Vereinsbank   AG  (Hypo
Vereinsbank").  In mid 2001, Allianz AG acquired Dresdner Bank AG whose broker dealer  subsidiaries  include
Dresdner Kleinwort Benson, Dresdner Kleinwort Wasserstein and Grantchester  Securities.  Such broker-dealers as well as others  including  Creidt  Lyonnais SA, Credit  Lyonnais SA, HVB Capital  Markets,  and UniCredit
Banca  Mobiliare  S.p.A.  that might be  controlled  by or  affiliated  with  Allianz  AG or these  entities
(collectively,  the "Affiliated  Brokers"),  may be considered to be affiliated persons of PIMCO.  Absent an
SEC exemption or other relief,  the Funds  generally are precluded  from  effecting  principal  transactions with the  Affiliated  Brokers and its ability to purchase  securities  being  underwritten  by an Affiliated
Broker or to utilize  the  Affiliated  Brokers for agency  transactions  is subject to  restrictions.  PIMCO does not  believe  that the  restrictions  on  transactions  with the  Affiliated  Brokers  described  above materially  adversely  affect its  ability  to provide  services  to the Funds,  the Funds'  ability to take advantage of market opportunities, or the Funds' overall performance.

Affiliated Persons

The following directors and officers of Thrivent Investment Mgt., the Funds' investment adviser, are affiliated with the Trust:

---------------------------------------- -------------------------------------- --------------------------------------
Affiliated Person                        Position with Fund                     Position with Thrivent Investment Mgt.
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Pamela J. Moret                          President                              Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Russell W. Swansen                       Vice President                         Senior Vice President and Chief
                                                                                Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
James E. Nelson                          Secretary                              Vice President and Assistant
                                                                                Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Charles D. Gariboldi                     Treasurer                              Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Frederick P. Johnson                     Vice President                         Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marnie Loomans-Theucks                   Vice President                         Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas R. Mischka                        Vice President and Anti-Money          Vice President
                                         Laundering Officer
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Brett L. Agnew                           Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
John C. Bjork                            Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marlene J. Nogle                         Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------

The Advisory and Subadvisory Agreements

The advisory  agreement provides that Thrivent  Investment Mgt. will provide overall investment  supervision of the  assets  of each  Fund.  Thrivent  Investment  Mgt.  furnishes  and pays  for all  office  space  and facilities,  equipment and clerical  personnel  necessary  for carrying out the  adviser's  duties under the advisory  agreement.  The adviser  also pays all  compensation  of Trustees,  officers and  employees of the
Trust who are the  adviser's  affiliated  persons.  All costs and  expenses  not  expressly  assumed  by the adviser  under the advisory  agreement  are paid by the Funds,  including,  but not limited to: (a) interest and taxes; (b) brokerage  commissions;  (c) insurance premiums;  (d) compensation and expenses of the Funds'
Trustees other than those affiliated with the adviser;  (e) legal and audit expenses;  (f) fees and expenses of the Trust's  custodian and transfer agent;  (g) expenses  incident to the issuance of the Trust's shares, including stock  certificates and issuance of shares on the payment of, or reinvestment of,  dividends;  (h)
fees and expenses  incident to the  registration  under Federal or state securities laws of the Trust or its shares;  (i)  expenses of  preparing,  printing  and mailing  reports and notices and proxy  material to the
Trust's  shareholders;  (j) all other expenses  incidental to holding meetings of the Trust's  shareholders;
(k) dues or assessments of or contributions to the Investment  Company Institute or its successor,  or other industry  organizations;  (l) such non-recurring  expenses as may arise,  including litigation affecting the
Trust and the legal  obligations  that the  Trust may have to  indemnify  its  officers  and  Trustees  with respect  thereto;  and (m) all expenses  that the Trust agrees to bear in any  distribution  agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and subadvisory agreements terminate automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular
Fund, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the
Board of Trustees or by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

Board Approval of Investment Advisory Agreement and the Investment Subadvisory Agreement

On August 28, 2003, the Board of Trustees, including the Independent Trustees, unanimously voted to approve the current investment advisory agreement between Thrivent Investment Mgt. and the Trust (for each
Fund except Thrivent Mid Cap Growth Fund, Thrivent High Yield Fund, Thrivent Income Fund, and Thrivent
Limited Maturity Bond Fund), as well as the current investment subadvisory agreement with respect to
Thrivent Partner High Yield Fund.  On November 12, 2003, the Board of Trustees, including the Independent
Trustees, unanimously voted to approve the current investment advisory agreement between Thrivent
Investment Mgt. and the Trust with respect to Thrivent Mid Cap Growth Fund, Thrivent High Yield Fund,
Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund. On February 11, 2004, the Board of
Trustees, including the Independent Trustees, unanimously voted to approve the current investment subadvisory agreements with respect to Thrivent Partner Small Cap Value Fund and Thrivent Partner
International Stock Fund.  In connection with its consideration of the current investment advisory agreement, the Board of Trustees evaluated the performance of each Fund in comparison to its index and peer group of comparable mutual funds.  The Board of Trustees also reviewed information regarding the advisory fees and the total operating expenses of each Fund, including the proposed expense reimbursement and comparative information with respect to its peer group of comparable mutual funds.  The Trustees also reviewed profitability information regarding Thrivent Investment Mgt. In connection with its consideration of the current investment subadvisory agreement with PIMCO, the Board of Trustees reviewed the performance
of Thrivent Partner High Yield Fund.    In connection with its consideration of the current subadvisory agreement with T. Rowe Price with respect to Thrivent Small Cap Value Fund, the Board of Trustees reviewed an in-person presentation by T. Rowe Price and information regarding the performance of comparable funds managed by T. Rowe Price.  In connection with its consideration of the current subadvisory agreements with
Mercator and Price International with respect to Thrivent Partner International Stock Fund, the Board of
Trustees reviewed an in-person presentation by Mercator, the performance of Mercator in managing international portfolios, a due diligence report and performance information regarding Price
International's management of Lutheran Brotherhood World Growth Fund, and information describing the effect of using a growth style manager and a value style manager for Thrivent Partner International Stock
Fund.  After reviewing all of these factors the Board unanimously approved the current investment advisory agreement and the current investment subadvisory agreements.

Advisory Fees

The advisory  contract  between Thrivent  Investment Mgt. and the Trust provides for the following  advisory fees for each class of shares of a Fund, expressed as an annual rate of average daily net assets:

                                         Thrivent Technology Fund/1/

         0.75 of 1% of average daily net assets.

                                   Thrivent Partner Small Cap Value Fund/2/

         0.70 of 1% of the average daily net assets.

                                       Thrivent Small Cap Stock Fund

         0.70 of 1% on the first $200 million of average  daily net assets,  0.65 of 1% of average daily net assets of the next $800  million of average  daily net assets,  0.60 of 1% on the next $1.5 billion of average daily net assets;  0.55 of 1% on the next $2.5 billion of average daily net assets;  and
         0.525 of 1% of average daily net assets over $5 billion

                                       Thrivent Small Cap Index Fund/3/

         0.25 of 1% of average daily net assets.

                                       Thrivent Mid Cap Growth Fund/4/

         0.45 of 1% on the first $100  million of average  daily net assets,  0.40 of 1% of daily net assets over $100  million  but not more  than  $250  million,  0.35 of 1% of daily  net  assets  over $250 million but not more than $500  million,  0.30 of 1% of daily net assets over $500  million but not more than $1 billion, and 0.25 of 1% of average net assets over $1 billion.

                                        Thrivent Mid Cap Stock Fund

         0.70 of 1% on the first $200 million of average  daily net assets,  0.65 of 1% of average daily net assets of the next $800  million of average  daily net assets,  0.60 of 1% on the next $1.5 billion of average daily net assets;  0.55 of 1% on the next $2.5 billion of average daily net assets;  and
         0.525 of 1% of average daily net assets over $5 billion.

                                        Thrivent Mid Cap Index Fund/5/

         0.25 of 1% of average daily net assets.

                                       Thrivent Mid Cap Index Fund-I

         0.25 of 1% on the first $50  million  of average  daily net assets and 0.20 of 1% of average  daily net assets over $50 million.

                                 Thrivent Partner International Stock Fund/6/

         0.65 of 1% on the first $50  million  of average  daily net assets and 0.60 of 1% of average  daily net assets over $50 million.

                                      Thrivent Large Cap Growth Fund/7/

         0.75 of 1% on the first  $500  million  of average  daily net  assets,  0.70 of 1% on the next $500 million of  average  daily net  assets;  0.65 of 1% on the next $1.5  billion of average  daily net assets;  0.60 of 1% on the next  $2.5  billion  of  average  daily net  assets;  and 0.575 of 1% of average net assets over $5 billion.

                                       Thrivent Large Cap Value Fund

         0.45 of 1% of average daily net assets.

                                       Thrivent Large Cap Stock Fund/8/

         0.65 of 1% on the first  $500  million of average  daily net  assets,  0.575 of 1% on the next $500 million of average  daily net  assets,  and 0.50 of 1% on the next $1 billion of average  daily net assets,  0.475 of 1% on the next $500 million of average  daily net assets,  0.45 of 1% on the next
         $2.5  billion of average  daily net  assets,  and 0.425 of 1% of average  daily net assets  over $5 billion.

                                       Thrivent Large Cap Index Fund/9/

         0.25 of 1% of average daily net assets.

                                      Thrivent Large Cap Index Fund-I

         0.25 of 1% on the first $50  million of average  daily net assets and 0.175 of 1% of average  daily net assets over $50 million.

                                           Thrivent Balanced Fund

         0.55 of 1% on the first  $500  million  of average  daily net  assets;  0.50 of 1% on the next $500 million of average  daily net  assets;  0.475 of 1% on the next $1.5  billion of average  daily net assets;  0.45 of 1% on the next  $2.5  billion  of  average  daily net  assets;  and 0.425 of 1% of average daily net assets over $5 billion.

                                         Thrivent High Yield Fund/10/

         0.40 of 1% on the first $500 million of average daily net assets, 0.35 of 1% of daily net assets over $500 million but not more than $1 billion, and 0.30 of 1 % of average net assets over $1 billion.

                                      Thrivent Partner High Yield Fund

         0.55 of 1% of average daily net assets.

                                       Thrivent Municipal Bond Fund/11/

         0.45 on the first $500 million of 1% of average daily  assets;  0.40 of 1% on the next $500 million of average  daily net  assets;  0.35 of 1% on the next $1.5  billion of average  daily net  assets;
         0.325 of 1% on the next $2.5 billion of average  daily net assets;  and 0.30 of 1% of average daily net assets over $5 billion.

                                           Thrivent Income Fund/12/

         0.35 of 1% on the first $500 million of average daily net assets, 0.325 of 1% of daily net assets over $500 million but not more than $1 billion, and 0.30 of 1% of daily net assets over $1 billion.

                                          Thrivent Core Bond Fund

         0.45 of 1% on the first  $500  million  of average  daily net  assets;  0.40 of 1% on the next $500 million of average  daily net  assets;  0.375 of 1% on the next $1.5  billion of average  daily net assets;  0.35 of 1% on the next  $2.5  billion  of  average  daily net  assets;  and 0.325 of 1% of average daily net assets over $5 billion.

                                         Thrivent Bond Index Fund-I

         0.25 of 1% on the first $50  million of average  daily net assets and 0.175 of 1% of average  daily net assets over $50 million.

                                   Thrivent Limited Maturity Bond Fund/13/

         0.30 of 1% on the first $500 million of average daily net assets, 0.275 of 1% of daily net assets over $500 million but not more than $1 billion, and 0.25 of 1% of daily net assets over $1 billion.

                                        Thrivent Money Market Fund/14/

         0.50 of 1 % on the first  $500  million of average  daily net  assets,  0.40 of 1% on the next $250 million of  average  daily net  assets;  0.35 of 1% on the next $250  million of average  daily net assets;  0.325 of 1% on the next $1.5 billion of average  daily net assets;  0.30 of 1% on the next
         $2.5  billion of average  daily net  assets;  and 0.275 of 1% of average  daily net assets  over $5 billion.

/1/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Thrivent Technology Fund equal in the aggregate to 0.50% of the average daily net assets of the Class A shares of the Fund and 1.0% of the average daily net assets of the
Class B shares of the Fund.

/2/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Thrivent Partner Small Cap Value Fund equal in the aggregate to
0.50% of the average daily net assets of the Fund.

/3/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Thrivent Small Cap Index Fund  in order to limit the net operating expenses to an annual rate of 0.95%  of the average daily net assets of the Fund.

/4/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Mid Cap Growth Fund  in order to limit the net operating expenses to an annual rate of 2.69% of the average daily net assets of Class B shares of the Fund.

/5/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2004, to reimburse
certain expenses associated with operating Thrivent Mid Cap Index Fund   in order to limit the net
operating expenses to an annual rate of 0.90%  of the average daily net assets of the  Fund.

/6/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Partner International Stock Fund in order to limit the net operating expenses to an annual rate of 2.75% of the average daily net assets of the Class B shares Fund.

/7/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Thrivent Large Cap Growth Fund equal in the aggregate to 0.80%
of the average daily net assets of  the Fund.  Thrivent Investment Mgt. has also agreed, through at least
December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent
Large Cap Growth Fund equal in order to limit net fund operating expenses to 3.31% of the average daily net assets of the Class B shares of the Fund.

/8/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Large Cap Stock Fund  in order to limit the net operating expenses to an annual rate of 1.89% of the average daily net assets of Class B shares of the Fund.

/9/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2004, to reimburse
certain expenses associated with operating Thrivent Large Cap  Index Fund   in order to limit the net
operating expenses to an annual rate of 0.40%  of the average daily net assets of the Fund.

/10/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent High Yield Fund  in order to limit the net operating expenses to an annual rate of 1.77% of the average daily net assets of Class B shares of  the Fund.

/11/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Municipal Bond Fund  in order to limit the net operating expenses to an annual rate of 1.47% of the average daily net assets of Class B shares of  the Fund.

/12/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Income Fund  in order to limit the net operating expenses to an annual rate of 1.63% of the average daily net assets of Class B shares of the Fund.

/13/Thrivent Investment Mgt. has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Limited Maturity Bond Fund  in order to limit the net operating expenses to an annual rate of 0.96% of the average daily net assets of Class B shares of  the Fund.

/14/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Thrivent  Money Market Fund equal in the aggregate 0.10% of the average daily net assets of the Fund.  Thrivent Investment Mgt. also has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of
Thrivent Money Market Fund equal in order to limit net operating expenses to 1.01% of the average daily net assets of the Class B shares of the Fund.

The following tables show the total dollar  amounts each Fund paid during its past three fiscal years to
Thrivent Investment Mgt. (before giving effect to any expense reimbursements):

--------------------------------------------- --------------------- --------------------- ---------------------
Fund                                                4/30/04               4/30/03               4/30/02
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Technology Stock Fund                                                  $243,729              $308,209
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Partner Small Cap Value Fund                                           $211,398               $77,084
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Small Cap Stock Fund                                                 $2,114,767            $2,230,091
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Small Cap Index Fund                                                    $53,330               $43,882
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Mid Cap Stock Fund                                                   $4,862,866            $5,695,996
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Mid Cap Index Fund                                                      $75,179               $59,404
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Mid Cap Index Fund-I                                                    $51,414               $43,958
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Large Cap Stock Fund
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Large Cap  Index Fund                                                   $78,473               $66,989
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Large Cap Index Fund-I                                                 $138,172              $113,771
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Balanced Fund                                                        $1,823,420            $1,776,745
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Partner High Yield Fund                                                $647,936              $711,992
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Core Bond Fund                                                       $2,444,043            $2,018,823
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Bond Index Fund                                                        $174,765               $95,930
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Money Market Fund                                                    $2,458,033            $2,459,570
--------------------------------------------- --------------------- --------------------- ---------------------

                                                                 10/31/03           10/31/02      10/31/01
                                                                 --------           --------      --------
Thrivent Mid Cap Growth Fund                                      585,673            658,114       721,439
Thrivent Partner International                                    648,458            778,181       956,747
     Stock Fund
Thrivent Large Cap Growth Fund                                    148,697            159,431       158,494
Thrivent Large Cap Value Fund                                     142,285            143,262       105,746
Thrivent High Yield Fund                                        2,287,898          2,453,032     2,761,759
Thrivent Income Fund                                            2,371,254          2,429,597     2,367,388
Thrivent Municipal Bond Fund                                    2,188,961          2,074,969     1,929,286
Thrivent Limited Maturity Bond Fund                               312,216            219,269       123,457

The following tables show the total expenses  Thrivent Investment Mgt. reimbursed with respect to the
Funds for the last three fiscal years:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Fund                               4/30/04                   4/30/03                      4/30/02
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Technology Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Partner Small Cap
Value Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Small Cap Stock Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Small Cap Index Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Mid Cap Stock Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Mid Cap Index Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Mid Cap Index Fund-I
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Large Cap Stock Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Large Cap  Index Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Large Cap Index
Fund-I
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Balanced Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Partner High Yield
Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Core Bond Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Bond Index Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Money Market Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                                                 10/31/03           10/31/02       10/31/01
                                                                 --------           --------       --------
Thrivent Mid Cap Growth Fund                                       86,176           $532,100       $483,464

Thrivent Partner International                                    105,968            219,636       222,966
    Stock Fund

Thrivent Large Cap Growth Fund                                    405,908            243,836       238,416

Thrivent Large Cap Value Fund                                     279,358            232,800       164,059

Thrivent High Yield Fund                                           11,445                 --        61,543

Thrivent Income Fund                                               94,400            354,553       344,983

Thrivent Municipal Bond Fund                                        3,281                 --        48,229

Thrivent Limited Maturity                                         208,221            219,269       112,159
       Bond Fund

Subadvisory Fees

Thrivent Investment Mgt. pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory
serves for Thrivent Partner Small Cap Value Fund.   The fee payable is equal to 0.60% of Thrivent Partner
Small Cap Value Fund 's average daily net assets.

Thrivent Investment Mgt. pays Mercator  an annual subadvisory fee for the performance of subadvisory
serves for Thrivent Partner  International Stock Fund.   The fee payable is equal to 0.47% of Thrivent
Partner International Stock Fund 's average daily net assets.

Thrivent Investment Mgt. pays Price International an annual subadvisory fee for the performance of
subadvisory serves for Thrivent Partner  International Stock Fund.   The fee payable is equal to  the
following percentage of  Thrivent Partner International Stock Fund's  average daily net assets:

                  0.75% on the first $20 million of average daily net assets
                  0.60% on the next $30 million of average daily net assets
                  0.50% on the next $150 million of average daily net assets
                  0.50% of all average daily net assets when assets exceed $200 million /1/
                  0.45% of all average daily net assets when assets exceed $500 million /1/

/1/ When average daily net assets exceed this amount, the annual rate is applicable to all amounts in
Thrivent Partner International Stock Fund.   For purposes of determining breakpoints, assets invested in the Thrivent Partner International Stock Portfolio of Thrivent Series Fund, Inc. will be included in determining average daily net assets.

Thrivent Investment Mgt. pays PIMCO an annual subadvisory fee for the performance of subadvisory serves
for Thrivent Partner High Yield Fund.   The fee payable is equal to 0.25% of Thrivent Partner High Yield
Fund 's average daily net assets.

Code of Ethics

The Trust, Thrivent Investment Mgt., Mercator, T. Rowe Price, T. Rowe Price International Inc., and PIMCO
have each adopted a code of ethics pursuant to the requirements of the 1940 Act.  Under the Codes of
Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code.  Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The  Trust has  adopted  the proxy  voting  policies  of  Thrivent  Financial  for  Lutherans  and  Thrivent
Investment  Management,  Inc.  Those  policies,  and the  proxy  voting  policies  of its  subadvisers,  are included in Appendix A.

UNDERWRITING AND DISTRIBUTION  SERVICES

The Funds'  principal  underwriter and  distributor,  Thrivent  Investment  Mgt., is a Delaware  corporation organized in 1986.  Thrivent  Investment Mgt. is an indirect  wholly-owned  subsidiary of Thrivent Financial for  Lutherans and is located at 625 Fourth Avenue South,  Minneapolis,  Minnesota  55415.  The officers and directors of Thrivent  Investment  Mgt. who are  affiliated  with the Trust are set forth under  "Investment
Advisory  Services-Affiliated  Persons".  Under an amended  Distribution  Contract  dated June 15, 1997,  as amended  (the  "Distribution  Contract"),  Thrivent  Investment  Mgt.  is granted the right to sell Class A,
Class B and  Institutional  Class  shares of the  Funds as agent for the  Trust.  Thrivent  Investment  Mgt.
offers the Funds'  shares for sale on a continuous  basis  through its sales force and has agreed to use its best efforts to secure purchasers for the shares of the Funds.

The  Distribution  Contract  was  initially  approved by the Board of  Trustees  including a majority of the
Independent  Trustees,  on June 15,  1997,  and will  continue  in  effect  from year to year so long as its continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

Underwriting Commissions

Thrivent Investment Mgt. does not receive compensation in connection with redemptions and repurchases or brokerage commissions for Class A or Class B shares.  The amount of underwriting commissions received and retained by Thrivent Investment Mgt. for the past three fiscal years of the Funds were as follows:

                                          Underwriting Commissions
                                               Class A Shares

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Technology  Fund                     Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $231,270.17                 $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $442,649.77                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner Small Cap Value Fund         Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        24/30/3                                  $344,892.80                 $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $376,646.32                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund                Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $    976,857.15             $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $1,449,475.29               $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap Index Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $137,413.75                 $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $135,192.63                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund                  Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund                   Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $1,422,738.69               $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $2,165,026.68               $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Index Fund                   Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $215,205.03                 $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $220,874.18                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner International Stock Fund     Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Growth Fund                Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Value Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Stock Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $4,166,528.98               $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $6,726,097.85               $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Index Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $250,517.01                 $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $304,845.81                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Balanced Fund                        Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $    811,265.62             $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $1,424,483.56               $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent High Yield Fund                      Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner High Yield Fund              Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $256,535.83                 $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $340,491.43                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Municipal Bond Fund                  Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Income Fund                          Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Core Bond Fund                       Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $1,682,660.21               $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $2,228,142.09               $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Limited Maturity Bond Fund           Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Money Market Fund                    Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $0                          $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $0                          $0
        ---------------------------------------- --------------------------- ---------------------------

                                          Underwriting Commissions
                                               Class B Shares

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Technology Fund                      Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $2,982.64                   $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $1,212.12                   $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner Small Cap Value Fund         Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $2,663.00                   $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $    123.60                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund                Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $27,878.45                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $22,925.28                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap Index Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $1,220.86                   $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $1,911.98                   $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund                  Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund                   Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $28,747.41                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $23,929.40                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Index Fund                   Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $3,579.47                   $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $    722.25                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner International Stock Fund     Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Growth Fund                Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Value Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Stock Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $129,365.24                 $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $128,939.92                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Index Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $2,244.55                   $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $    637.88                 $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Balanced Fund                        Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $32,252.66                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $22,302.96                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent High Yield Fund                      Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner High Yield Fund              Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $113,844.53                 $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $     7,687.02              $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Municipal Bond Fund                  Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Income Fund                          Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Core Bond Fund                       Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $  12,471.01                $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $     7,527.21              $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund          Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Money Market Fund                    Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $25,740.29                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $16,516.18                  $0
        ---------------------------------------- --------------------------- ---------------------------

12b-1 Distribution Plan

The Trust has  adopted a  Distribution  Plan and  Agreement  pursuant  to Rule 12b-1 under the 1940 Act (the
"12b-1  Plan") with respect to the Class A and Class B shares of each Fund.  The 12b-1 Plan  permits,  among other things, payment by each such Fund for the purpose of:

         (1)      paying  compensation  to  registered  representatives  or other  employees of the Thrivent
         Investment  Mgt.  who  engage in or support  distribution  of the  Funds;  making  payment of sales commissions,  ongoing commissions and other payments to brokers,  dealers,  financial  institutions or others who sell  shares pursuant to Selling Agreements;

         (2)      reimbursing expenses (including overhead and telephone expenses) of Thrivent Investment
         Mgt.;

         (3)      providing  training,  marketing and support to dealers and others with respect to the sale of prospectuses,  statements of additional  information,  and shareholder  reports;  organizing and conducting  sales  seminars  and  making  payments  in the form of  transactional  compensation  or promotional  incentives;  receiving and answering  correspondence  from  prospective  shareholders,
         including  distributing  prospectuses,   statements  of  additional  information,  and  shareholder reports;  providing  facilities to answer  questions from  prospective  investors  about the Funds, assisting  investors in  completing  application  forms and  selecting  dividend and other  account options,  and providing  other  reasonable  assistance in connection  with the  distribution of the
         Funds; and

         (4)      providing  payment  of  expenses  relating  to  the  formulation  and   implementation  of
         marketing  strategies and  promotional  activities  such as direct mail  promotions and television, radio,  newspaper,  magazine  and other mass  media  advertising;  the  preparation,  printing  and distribution of sales  literature;  the  preparation,  printing and distribution of prospectuses of the Trust and reports for recipients  other than existing  shareholders of the Trust; and obtaining such  information,  analyses and reports with respect to marketing and  promotional  activities and investor accounts as the Trust may, from time to time, deem advisable.

The Trust and the Funds are authorized to engage in the activities  listed above, and in other  distribution and services  activities,  either  directly or through  other  persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

The 12b-1 Plan  provides that it may not be amended to increase  materially  the costs which a Fund may bear pursuant to the 12b-1 Plan without  approval by a 1940 Act Majority Vote of the applicable  Class A or Class
B  shareholders.  The 12b-1 Plan also  provides  that other  material  amendments  of the 12b-1 Plan must be approved by the Trustees,  and by the Independent  Trustees,  by vote cast in person at a meeting called for the purpose of considering such amendments.

While the 12b-1 Plan is in effect,  the selection and  nomination of the  Independent  Trustees of the Trust has been committed to the discretion of the Independent  Trustees,  and any person who acts as legal counsel for the  Independent  Trustees  must be an  independent  legal  counsel.  The 12b-1 Plan was approved by the initial  shareholders  of the Trust on September  13, 1988. It is subject to annual  approval,  by the Board of Trustees and by the  Independent  Trustees by vote cast in person at a meeting  called for the purpose of voting on the 12b-1  Plan.  The 12b-1  Plan is  terminable  with  respect  to the  either the Class A or the
Class B shares of any Fund at any time by a vote of a majority  of the  Independent  Trustees or by 1940 Act
Majority  Vote of the  applicable  Class or Class B  shareholders  of such Fund.  A quarterly  report of the amounts  expended  under the 12b-1 Plan and the purposes for which such  expenditures  were incurred must be made to the Trustees for their review.

In connection with the services to be provided by Thrivent Investment Mgt. under the Rule 12b-1 Plan,
Class A shares of the Funds pay Thrivent Investment Mgt. a fee equal to an annual rate of 0.25% (0.125%
for Thrivent Money Market Fund) of the average daily net asset value represented by such shares; Class B shares of the Funds pay Thrivent Investment Mgt. a servicing fee equal to an annual rate of 0.25% ((0.125%
for Thrivent Money Market Fund) of the average daily net asset value represented by such shares and
(except for Thrivent Limited Maturity Bond Fund) a distribution fee equal to an annual rate of 0.75% of the average daily net asset value represented by such shares. The fees is accrued daily and paid monthly.
The amount paid by the Funds to the distributor under the 12b-1 Plan  for the most recent fiscal year and the manner in which this amount was spent is as follows:

         Thrivent Technology Fund                                       Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Partner Small Cap  Value Fund                         Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Small Cap  Stock Fund                                 Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Small Cap  Index Fund                                 Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Mid Cap Growth  Fund                                  Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

          Thrivent Mid Cap  Stock Fund                                  Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Mid Cap Index Fund                                    Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Partner International Stock Fund                      Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent  Large Cap Growth  Fund                               Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Large Cap Value  Fund                                 Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Large Cap Stock Fund                                  Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Large Cap Index Fund                                  Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Balanced Fund                                         Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent  High Yield Fund                                      Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Partner High Yield Fund                               Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Municipal Bond Fund                                   Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Income Fund                                           Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Core Bond Fund                                        Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Limited Maturity Bond Fund                            Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

         Thrivent Money Market Fund                                     Class A Shares    Class B Shares
                12b-1 Fees Paid by the Fund
                Expenditures:
                    Compensation to Registered Representatives
                    Other

OTHER  SERVICES

Custodian

The custodian for the Funds is  State Street Bank and Trust Company, 225 Franklin Street, Boston,
Massachusetts 02110. The custodian is responsible for holding the Funds' assets.

Transfer Agent

Thrivent  Financial  Investor Services Inc.  ("Thrivent  Financial  Investor  Services"),  625 Fourth Avenue
South, Minneapolis, Minnesota 55415, provides transfer agency services necessary to the Funds.

Administration Contract

Thrivent  Investment Mgt. provides  administrative  personnel and services necessary to operate the Funds on a daily basis for a fee equal to 0.02  percent of the Funds'  average  daily net  assets.  Each of the Funds other than Thrivent Mid Cap Growth Fund,  Thrivent  Partner  International  Stock Fund,  Thrivent  Large Cap
Growth  Fund,  Thrivent  Large Cap Value Fund,  Thrivent  High Yield  Fund,  Thrivent  Municipal  Bond Fund,
Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund began paying the  administrative  services fee on January 1, 2004.  Thrivent Mid Cap Growth  Fund,  Thrivent  Partner  International  Stock Fund,  Thrivent
Large Cap Growth Fund,  Thrivent  Large Cap Value Fund,  Thrivent High Yield Fund,  Thrivent  Municipal Bond
Fund,  Thrivent Income Fund, and Thrivent  Limited Maturity Bond Fund paid the  administrative  services fee prior to January 1, 2004.  The total dollar  amounts paid to Thrivent  Investment  Mgt. (and its  affiliated company,  Thrivent Financial Investor Services) for administrative  services for the last three fiscal years of the Funds are as follows:

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Technology Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner Small Cap Value Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner International Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Growth Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Value Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Balanced Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent High Yield Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner High Yield Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Municipal Bond Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- -------------------------- ----------------------------
   Thrivent Income Fund
   --------------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/03
        ---------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/02
        ---------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/01
        ---------------------------------------- -------------------------- ----------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Core Bond Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Money Market Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

Accounting Services Agreement

Pursuant to an  Administrative  Services  Agreement  (Agreement)  between the Funds and Thrivent  Financial, effective  January 1, 1999,  Thrivent  Financial  provides  certain  accounting and pricing  services to the
Funds. These services include  calculating the daily net asset value per class share;  maintaining  original entry  documents  and  books of record  and  general  ledgers;  posting  cash  receipts  and  disbursements;
reconciling   bank  account   balances   monthly;   recording   purchases  and  sales  based  on  subadviser
communications  ; and  preparing  monthly and annual  summaries  to assist in the  preparation  of financial statements of, and regulatory reports for the Funds.

The principal reason for having Thrivent  Financial provide these services is cost.  Thrivent  Financial has agreed to provide these  services at rates that would not exceed the rates charged by  unaffiliated  vendors for similar services. The  payments for the past three fiscal years are shown below.

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Technology Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner Small Cap Value Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner International Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Growth Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Value Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Balanced Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent High Yield Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner High Yield Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Municipal Bond Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- -------------------------- ----------------------------
   Thrivent Income Fund
   --------------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/03
        ---------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/02
        ---------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/01
        ---------------------------------------- -------------------------- ----------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Core Bond Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Money Market Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

The  agreement  continues  in effect from year to year,  as long as it is approved at least  annually by the Funds'  Board of Trustees or by a vote of the  outstanding  voting  securities  of the Funds.  In either case,  the  agreement  must also be approved at least  annually  by a majority of the  Trustees  who are not parties to the agreement or interested  persons of any such party.  The agreement  terminates  automatically if either party assigns the agreement.  The agreement  also  terminates  without  penalty by either party on
60-days'  notice.  The agreement  provides that neither  Thrivent  Financial,  nor its  personnel,  shall be liable for any error of  judgment  or mistake of law or for any loss  arising  out of any act or omission in the execution and the discharge of its  obligations  under the  agreement,  except for willful  misfeasance, bad faith or gross  negligence  in the  performance  of their  duties or by reason of reckless  disregard of their obligations and duties under the agreement.

Independent Accountants

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Trust's independent accountants, providing professional services including audits of the Funds' annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Funds, the
Advisory Contract authorizes Thrivent Investment Mgt., acting by its own officers, directors or employees or by a subadviser, including Mercator, T. Rowe Price, Price International, and PIMCO,  to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Investment Mgt. will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Investment Mgt. will consider all factors it deems relevant, including:

         (1)  the breadth of the market in and the price of the security,
         (2)  the financial condition and execution capability of the broker or dealer, and
         (3)  the  reasonableness  of the commission,  if any (for the specific  transaction and on a continuing basis).

In evaluating the best overall terms  available,  and in selecting the broker or dealer,  if any, to execute a particular  transaction,  Thrivent Investment Mgt. and the subadvisers may also consider the brokerage and research  services  (as those terms are defined in Section  28(e) of the  Securities  Exchange  Act of 1934)
provided to any other accounts over which Thrivent  Investment  Mgt.,  the  subadvisers,  or an affiliate of
Thrivent Investment Mgt. or the subadvisers,  exercises investment discretion.  Thrivent Investment Mgt. and the  subadvisers  may pay to a broker  or dealer  who  provides  such  brokerage  and  research  services  a commission  for executing a portfolio  transaction  which is in excess of the amount of  commission  another broker or dealer would have charged for effecting  that  transaction  if, but only if,  Thrivent  Investment
Mgt. or the  subadviser  determines  in good faith that such  commission  was  reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent
Investment Mgt. or the subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Investment Mgt.

The Trust's Board has approved  procedures  in conformity  with Rule 10f-3 under the 1940 Act whereby a Fund may  purchase  securities  that  are  offered  in  underwritings  in  which  an  affiliate  of a  subadviser participates.  These  procedures  prohibit  a Fund from  directly  or  indirectly  benefiting  a  subadviser affiliate  in  connection  with such  underwritings.  In  addition,  for  underwritings  where a  subadviser affiliate  participates as a principal  underwriter,  certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings.

The investment decisions for a Fund are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Investment Mgt., a subadviser, or their affiliates.
Such other investment companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Investment Mgt. and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

Affiliated Transactions

PIMCO

Subject to applicable SEC rules, as well as other regulatory requirements, PIMCO has been authorized to allocate orders with respect to Thrivent High Yield Bond Fund to the following brokers or dealers affiliated with PIMCO:

         Bayer. HypoVereinsbank AG
         Contemporary Financial Solutions
         Credit Lyonnais SA
         DDC Securities Inc.
         Dresdner Bank AG
         Dresdner Kleinwort Benson  (part of Dresdner Bank AG)
         Dresdner Kleinwort Wasserstein
         Dresdner Kleinwort Wasserstein - Grantchester, Inc.
         Dresdner Kleinwort Wasserstein Securities LLC
         Freeman Securities
         Grantchester Securities, Inc.
         HPV  (same as Bayer. HypoVereinsbank AG)
         HVB Capital Markets  (part of Bayer. HypoVereinsbank AG)
         HVB Corporate Markets
         HypoVereinsbank  (same as Bayer. HypoVereinsbank AG)
         Munchener Ruckversicherungs-Gesellschaft AG (Munich Re)
         Munich Re  (same as Munchener Ruckversicherungs-Gesellschaft AG) (Munic)
         NALAC Financial Plans LLC
         National Discount Brokers Group, Inc  (same as NDB Capital Markets)
         NDB Capital Markets
         Nicholas-Applegate Securities
         OCC Distributors
         Pacific Select Distributors
         PIMCO Advisors Distributors LLC
         Pryor, Counts & Co. Inc.*
         UBM  (same as UniCredit Banca Mobiliare S.p.A.)
         UniCredit Banca Mobiliare S.p.A.
         USAllianz Investor Services, LLC
         USAllianz Securities, Inc.
         Wasserstein Perella & Co.  (now called Dresdner Kleinwort Wasserstein)
         Waterstone Financial Group

Brokerage Commissions

The Funds paid the following brokerage commissions in each of the past three fiscal years:

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Technology Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner Small Cap Value Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner International Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Growth Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Value Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Balanced Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent High Yield Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner High Yield Fund*
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Municipal Bond Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- -------------------------- ----------------------------
   Thrivent Income Fund
   --------------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/03
        ---------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/02
        ---------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/01
        ---------------------------------------- -------------------------- ----------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Core Bond Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Money Market Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

*    Amount paid to affiliated  broker-dealer  was $____ for the fiscal year ended April 30,  2004,  $500 for the fiscal year ended April 30,  2003, and $1,712 for the fiscal year ended April 30, 2002.

The  table  below  indicates  the total  amount of  brokerage  commissions  paid by each Fund to firms  that provided  research  services and the aggregate  amount of transactions  relating to such commissions for the most recent fiscal year.  The provision of research  services was not  necessarily a factor in the placement of brokerage business with these firms.

------------------------------------------ ------------------- ------------------
                                                                   Aggregate
Fund Name                                     Commissions        Transactions
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Technology Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Partner Small Cap Value Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Small Cap Stock Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Small Cap Index Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Mid Cap Growth Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Mid Cap Stock Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Mid Cap Index Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Mid Cap Index Fund-I
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Partner International Stock Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap Growth Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap Value Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap Stock Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap  Index Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap  Index Fund-I
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Balanced Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent High Yield Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Partner High Yield Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Municipal Bond Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Income Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Core Bond Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Bond Index Fund-I
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Limited Maturity Bond Fund
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Money Market Fund
------------------------------------------ ------------------- ------------------

Certain Funds' portfolio  trades generated  directed  brokerage  credits to be used against  custodian fees.
Shareholders  benefit  under  this  arrangement,  as the net  expenses  of the  Funds  do not  include  such custodian  fees. For the year ended April 30, 2004,  the following  Fund's  expenses were reduced:  $_______
for Thrivent  Technology Stock Fund,  $_____ for Thrivent Partner Small Cap Value Fund,  $_____ for Thrivent
Small Cap Stock Fund,  $_______  for  Thrivent  Mid Cap Stock Fund,  $______  for  Thrivent  Large Cap Stock
Fund,  and $_____ for Thrivent Balanced Fund.

Portfolio Turnover Rates

The rate of portfolio turnover in the Funds will not be a limiting factor when Thrivent Investment Mgt. or the subadviser deems changes in a Fund's portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a
Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a
Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years ended April 30, the portfolio turnover rates were as follows:

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Technology Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner Small Cap Value Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner International Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Growth Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Value Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Stock Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Index Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Balanced Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent High Yield Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner High Yield Fund*
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Municipal Bond Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- -------------------------- ----------------------------
   Thrivent Income Fund
   --------------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/03
        ---------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/02
        ---------------------------------------- -------------------------- ----------------------------
        ---------------------------------------- -------------------------- ----------------------------
        10/31/01
        ---------------------------------------- -------------------------- ----------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Core Bond Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Money Market Fund
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02
        ---------------------------------------- --------------------------- ---------------------------

The higher  portfolio  turnover  rate in 2003  compared to the rate in 2002 for Thrivent  Aggressive  Growth
Fund reflects repositioning to a new portfolio management team.

Thrivent  Small Cap Stock  Fund  experienced  a higher  portfolio  turnover  rate in 2003  primarily  due to increasing  the number of holdings and reducing the average  holding size.  This slight change in investment strategy was made to minimize  the effects of high market  volatility  during the past fiscal year.  Several factors  impacted  the higher  portfolio  turnover  rate in 2003 for Thrivent  Small Cap Value Fund.  First, since the Fund became  effective on July 17, 2001,  the portfolio  turnover rate for the period ending April
30, 2002  reflects only nine months of  operations.  Second,  due to the  heightened  volatility  during the past fiscal  year,  the Fund's  strategy was  executed at a quickened  pace.  In less  volatile  times,  the portfolio  turnover rate would be expected to decline.  Finally,  the Fund's portfolio was repositioned to a new benchmark,  which  increased the number of small  positions in the Fund. The higher  portfolio  turnover rate in 2003 for  Thrivent  Equity  Income Fund is due  primarily to  increasing  the number of holdings and reducing the average holding size in an effort to reduce risk in the Fund.

The High Yield Bond Fund  experienced  an increase in portfolio  turnover in 2003 due to extremely  volatile market  conditions.  The  portfolio  experienced  a higher  degree of  turnover  during  this period in part because  of a move  toward  a more  defensive  posture  during  the  period  of  heightened  volatility.  In addition,  the strong  market  recovery  during the second  half of the fiscal year  resulted in  additional trading in order to reduce risk exposure and re-deploy capital to securities with better return potential.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchasing Shares

Initial purchases of Fund shares must be made by check and accompanied by an application. Subsequent purchases may be made by:

              o   check;
              o   Federal Reserve or bank wire;
              o   Invest-by-Phone;
              o   Systematic Investment Plan (SIP); and
              o   automatic payroll deduction.

Use of checks, Federal Reserve or bank wire and Invest-by-Phone is explained in the Fund's prospectus.

Systematic Investment Plan

Under the Systematic Investment Plan program, funds may be withdrawn monthly from the shareholder's checking account and invested in the Funds. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

Automatic Payroll Deduction

Under the Automatic Payroll Deduction program, funds may be withdrawn monthly from the payroll account of any eligible shareholder of a Fund and invested in a Fund. To be eligible for this program, the shareholder's employer must permit and be qualified to conduct automatic payroll deductions. Thrivent
Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

Sales Charges

Purchases  of Fund  shares  (other  than Class A shares of Thrivent  Money  Market Fund or Thrivent  Limited
Maturity Bond Fund and the  Institutional  Class shares) carry either an initial sales charges  (Class A) or contingent  deferred  sales  charge  (Class B). This is  explained  in the section of the Funds'  prospectus relating  to such  shares  entitled,  "Choosing  Your Class of  Shares",  which also lists ways to reduce or avoid sales charges on subsequent purchases.

In  addition  to the  situations  described  in the  prospectus,  sales  charges  are waived when shares are purchased by:

         o    directors and regular full-time and regular part-time employees of Thrivent Financial and its subsidiaries and affiliates;
         o    members of  Thrivent  Financial's  sales  force and a spouse or minor  child of a sales force member; and
         o    any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

Regular full-time and regular part-time employees of Thrivent Financial are persons who are defined as such by the Thrivent Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the persons or groups mentioned in this section are made only with the purchaser's written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a
Fund.

Net Asset Value of Shares

The net asset  value  per  share of each  class is  determined  at the close of each day the New York  Stock
Exchange  is open,  or any other day as provided  by Rule 22c-1  under the  Investment  Company Act of 1940.
Determination  of net asset value may be  suspended  when the  Exchange is closed or if certain  emergencies have been  determined  to exist by the  Securities  and Exchange  Commission,  as allowed by the  Investment
Company Act of 1940.

Net  asset  value  per share is  determined  by  adding  the  market  or  appraised  value of all  portfolio securities and other assets attributable to each class of shares;  subtracting  liabilities  attributable to such class; and dividing the result by the number of shares of such class outstanding.

The market value of each Fund's  portfolio  securities is determined at the close of regular  trading of the
New  York  Stock  Exchange  (the  "Exchange")  on each day the  Exchange  is open.  The  value of  portfolio securities is determined in the following manner:

         o    Equity securities traded on the Exchange or any other national  securities exchange are valued  at the  last  sale  price.  If  there  has  been no sale on that  day or if the security  is  unlisted,  it is  valued at the  current  bid  price  considered  best to represent value in the circumstances.

         o    Equity  securities  not  traded on a  national  securities  exchange  are valued at the current bid price considered best to represent the value in the  circumstances,  except that  securities for which  quotations are furnished  through the nationwide  automated quotation  system  approved by the NASDAQ will be valued at their last sales  prices so furnished  on the  date of  valuation,  if such  quotations  are  available  for  sales occurring on that day.

         o    Bonds and other income  securities  traded on a national  securities  exchange  will be valued at the last sale price on such national  securities  exchange that day. Thrivent
              Investment  Mgt.  may value  such  securities  on the basis of  prices  provided  by an independent  pricing  service or within the range of the current  bid and asked  prices considered  best to  represent  the value in the  circumstances,  if those  prices  are believed to better reflect the fair market value of such exchange listed securities.

         o    Bonds and other income securities not traded on a national  securities exchange will be valued  at the  current  bid  price  considered  best to  represent  the  value  in the circumstances.  Such  securities may also be valued on the basis of prices  provided by an independent  pricing service if those prices are believed to reflect the fair market value of such securities.

For all Funds other than Thrivent Money Market Fund,  short-term  securities  with  maturities of 60 days or less are  valued at  amortized  cost;  those  with  maturities  greater  than 60 days are valued at the mean between bid and asked price.

Prices provided by independent  pricing  services may be determined  without  relying  exclusively on quoted prices and may consider  institutional  trading in similar  groups of  securities,  yield,  quality,  coupon rate,  maturity,  type of issue,  trading  characteristics  and other  market data  employed in  determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

Generally,  trading in foreign securities,  as well as U.S. Government securities,  money market instruments and repurchase  agreements,  is substantially  completed each day at various times prior to the close of the
Exchange.  The  values of such  securities  used in  computing  the net asset  value of shares of a Fund are determined as of such times.  Foreign  currency  exchange rates are also generally  determined  prior to the close of the Exchange.  Occasionally,  events  affecting the value of such securities and exchange rates may occur  between  the times at which  they are  determined  and the close of the  Exchange,  which will not be reflected in the  computation  of net asset  values.  If during such periods  events occur which  materially affect  the  value of such  securities,  the  securities  will be  valued  at  their  fair  market  value as determined in good faith by the Trustees of the Fund.

For purposes of determining the net asset value of shares of a Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market.  Foreign securities may also be priced on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Thrivent Money Market Fund

Securities held by Thrivent Money Market Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security.  While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price Thrivent Money Market Fund would receive if it sold the security.

Thrivent  Money  Market Fund  anticipates  that under  ordinary and usual  circumstances  it will be able to maintain a constant  net asset  value of $1.00 per share and  Thrivent  Money  Market Fund will use its best efforts to do so.  However,  such  maintenance  at $1.00  might not be  possible if (1) there are changes in short-term  interest rates or other factors such as unfavorable  changes in the credit of issuers  affecting the  values of the  securities  held by  Thrivent  Money  Market  Fund and  Thrivent  Money  Market  Fund is
compelled to sell such  securities at a time when the prices which it is able to realize vary  significantly from the values  determined  on the  amortized  cost basis or (2)  Thrivent  Money  Market  Fund should have negative net income.  It is expected  that  Thrivent  Money Market Fund will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation requires compliance with the requirements of
Rule 2a-7 under the 1940 Act.  Such compliance requires, among other things, the following:

(1)    The  Trustees  must adopt  procedures  whereby  the extent of  deviation,  if any, of the current net asset value per share  calculated  using available  market  quotations (or an appropriate  substitute which  reflects  current  market  conditions)  from Thrivent  Money Market Fund's net asset value per share  under the  amortized  cost  valuation  method  will be  determined  at such  intervals  as the
       Trustees deem  appropriate  and  reasonable in light of current market  conditions,  and the Trustees must review  periodically  the amount of the  deviation as well as the methods used to calculate  the deviation;

(2)    In the event such  deviation  from  Thrivent  Money Market Fund's net asset value under the amortized cost valuation  method  exceeds 1/2 of 1%, the Trustees must promptly  consider what action should be initiated by them,  and when the Trustees  believe the extent of any deviation  from  Thrivent  Money
       Market  Fund's net asset  value per share under the  amortized  cost  valuation  method may result in material dilution or any other unfair results to investors or existing  shareholders,  they must take such action as they deem  appropriate  to  eliminate or reduce to the extent  reasonably  practicable such  dilution or unfair  results  (shareholders  will be  notified in the event any such  corrective action is taken by the Trustees);

(3)    Thrivent Money Market Fund may not purchase any  instrument  with a remaining  maturity  greater than
       397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4)    Thrivent Money Market Fund must limit its portfolio  investments,  including  repurchase  agreements, to those United States  dollar-denominated  instruments that the Trustees  determine  present minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

(5)    Thrivent Money Market Fund must record,  maintain and preserve  certain  records and observe  certain reporting obligations in accordance with Rule 2a-7.

Securities in which Thrivent Money Market Fund invests must be U.S.  dollar-denominated  Eligible Securities
(as  defined in Rule 2a-7  under the 1940 Act) that are  determined  to present  minimal  credit  risks.  In general, the term "Eligible Security" is limited to any security that:

         (1)      (a) either (i) has received a short-term rating from a nationally  recognized  statistical rating  organization  (NRSRO") or has been issued by an issuer that has received a short-term rating from an
NRSRO with  respect to a class of debt  obligations  (or any debt  obligation  within  that  class)  that is comparable  in priority and security  with the security or (ii) is subject to a guarantee  that has received a  short-term  rating from an NRSRO,  or a guarantee  issued by a guarantor  that has  received a short-term rating  from an NRSRO with  respect  to a class of debt  obligations  (or any debt  obligation  within  that class) that is comparable in priority and security with the guarantee,  (b) has a remaining  maturity of 397 calendar days or less and (c) has received a rating from the requisite  number of NRSROs (i.e..  two, if two organizations  have  issued  ratings  and one if only one has  issued a  rating)  in one of the two  highest short-term major rating categories; or

         (2)      is unrated but is of comparable  quality to a rated  security as described in (1),  above, and which at the time of issuance (a) had a remaining  maturity of more than 397  calendar  days and now has a remaining  maturity of 397  calendar  days or less,  and (b) has not  received a long-term  rating from an
NRSRO in any NRSRO major rating  category  outside of the NRSRO's  three  highest  major rating  categories, unless the security has received a long-term rating from the requisite  number of NRSROs (i.e.,  two, if two organizations  have  issued  ratings  and one if only one has issued a rating)  in one of the three  highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of Thrivent Money Market Fund's total assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act.
The balance of Thrivent Money Market Fund's assets will be invested in "second tier" eligible securities as defined in Rule 2a-7.  For this purpose, "second tier" eligible securities generally are those which have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. Thrivent Money Market Fund may not invest more than the greater of 1% of its total assets or
$1 million in "second tier" eligible securities of any single issuer.

Conversion to Federal Funds

It is Thrivent Money Market Fund's policy to be as fully invested as possible so that maximum interest may be earned on money market instruments in the Fund's portfolio. To that end, all payments from investors must be in federal funds or be converted into federal funds when deposited to State Street Bank' account at the Boston Federal Reserve Bank. This conversion must be made before shares are purchased. State Street
Bank will act as the investor's agent in depositing checks and converting them to federal funds. State
Street will convert the funds and enter the investor's order for shares within two days of receipt of the check.

Redeeming Shares

Shares may be redeemed with requests made:

         o    in writing;
         o    through Redeem-by-Phone; or
         o    through the systematic withdrawal plan.

All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".

                                                 TAX STATUS

The Funds' Tax Status

The Funds expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         o    derive at least 90% of its gross income from dividends,  interest,  gains from the sale of securities, and certain other investments;
         o    invest in securities within certain statutory limits; and
         o    distribute at least 90% of its ordinary income to shareholders.

It is each Fund's policy to  distribute  substantially  all of its income on a timely  basis,  including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Fund is also generally  required to distribute to  shareholders at least 98% of its ordinary  income earned during the calendar year and 98% of its net capital gains  realized during the 12-month period ending October 31.

Shareholders' Tax Status

Information on a shareholder's tax status is described in the Fund's prospectus under "Taxes."

Capital Gains

While the Funds do not intend to engage in  short-term  trading,  they may  dispose of  securities  held for only a short time if Thrivent  Investment Mgt.  believes it to be advisable.  Such changes may result in the realization  of capital  gains.  Each Fund  distributes  its realized  gains in accordance  with federal tax regulations. Distributions from any net realized capital gains will usually be declared in December.

DESCRIPTION OF DEBT RATINGS

A Fund's  investments  may range in quality from  securities  rated in the lowest category in which the Fund is  permitted  to invest to  securities  rated in the  highest  category  (as rated by Moody's or S&P or, if unrated,  determined by Thrivent  Investment Mgt. to be of comparable  quality).  The percentage of a Fund's assets  invested  in  securities  in a  particular  rating  category  will  vary.  The  following  terms are generally used to describe the credit quality of fixed income securities:
High  Quality  Debt  Securities  are those rated in one of the two highest  rating  categories  (the highest category for commercial paper) or, in unrated, deemed comparable by Thrivent Investment Mgt.

Investment  Grade Debt  Securities  are those  rated in one of the four  highest  rating  categories  or, if unrated, deemed comparable by Thrivent Investment Mgt.

Below Investment  Grade,  High Yield Securities  ("Junk Bonds") are those rated lower than Baa by Moody's or
BBB by S&P and comparable  securities.  They are considered  predominantly  speculative  with respect to the issuer's ability to repay principal and interest.

 Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2"
commercial paper as follows:

Bonds:

Aaa  Bonds  that are rated Aaa are  judged to be of the best  quality.  They  carry the  smallest  degree of investment  risk and are generally  referred to as "gilt edged".  Interest  payments are protected by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various  protective elements  are likely to change,  such  changes as can be  visualized  are most  unlikely  to impair the fundamentally strong position of such issues.

Aa   Bonds  that are rated Aa are  judged to be of high  quality  by all  standards.  Together  with the Aaa group they comprise what are  generally  known as high grade bonds.  They are rated lower than the best bonds  because  margins  of  protection  may not be as large as in Aaa  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A    Bonds which are rated A possess  many  favorable  investment  attributes  and are to be  considered  as upper medium grade  obligations.  Factors  giving  security to  principal  and interest are  considered adequate but elements may be present  which  suggest a  susceptibility  to  impairment  sometime in the future.

Baa  Bonds that are rated Baa are  considered as medium grade  obligations,  i.e.,  they are neither  highly protected  nor poorly  secured.  Interest  payments  and  principal  security  appear  adequate for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable over any great  length of time.  Such bonds lack  outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba   Bonds that are rated Ba are judged to have speculative  elements;  their future cannot be considered as well  assured.  Often the  protection  of interest  and  principal  payments  may be very  moderate and thereby not well  safeguarded  during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B    Bonds that are rated B  generally  lack  characteristics  of the  desirable  investment.  Assurance  of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds that are rated Caa are of poor  standing.  Such  issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca   Bonds that are rated Ca represent  obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C    Bonds  that are rated C are the lowest  rated  class of bonds and  issues so rated can be  regarded  as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o    Leading market positions in well-established industries.
         o    High rates of return of funds employed.
         o    Conservative  capitalization  structures with moderate reliance on debt and ample asset protection.
         o    Broad margins in earnings  coverage of fixed  financial  charges and high internal cash generation.
         o    Well  established  access  to a range of  financial  markets  and  assured  sources  of alternate liquidity.

Issuers rated Prime-2 (or related  supporting  institutions)  have a strong capacity for repayment of senior short-term  promissory  obligations.  This will normally be evidenced by many of the  characteristics  cited above but to a lesser  degree.  Earning  trends and coverage  ratios,  while sound,  will be more subject to variation.  Capitalization  characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's  Corporation  describes  grades of corporate debt  securities and "A" commercial  paper as follows:

Bonds:

AAA    Debt rated AAA has the highest  rating  assigned by Standard & Poor's.  Capacity to pay  interest and repay principal is extremely strong.

AA     Debt rated AA has a very strong  capacity to pay  interest and repay  principal  and differs from AAA issues only in small degree.

A      Debt rated A is somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and economic  conditions than debt in higher rated categories.  However,  the obligor's  capacity to meet its financial commitments on the obligation is still strong.

BBB    Debt rated BBB exhibits  adequate  protection  parameters,  adverse  economic  conditions or changing circumstances  are more likely to lead to a weakened  capacity  of the obligor to meet its  financial commitments on the obligation in this category than in higher rated categories.

BB     Debt rated BB is less  vulnerable to nonpayment  than other  speculative  issues.  However,  it faces major  ongoing  uncertainties  or exposure to adverse  business,  financial,  or economic  conditions which  could lead to  inadequate  capacity of the obligor to meet its  financial  commitments  on the obligation.  The BB  rating  category  is also  used for debt  subordinated  to  senior  debt that is assigned an actual or implied BBB-rating.

B      Debt rated B is more  vulnerable to  nonpayment  but currently has the capacity to meet its financial commitments on the  obligation.  Adverse  business,  financial,  or economic  conditions  will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

       The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied BB or BB- rating.

CCC    Debt rated CCC is vulnerable to  nonpayment,  and is dependent upon  favorable  business,  financial, and economic conditions for the obligor to meet its financial  commitments on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

       The CCC  rating  category  is also used for debt  subordinated  to senior  debt that is  assigned  an actual or implied B or B- rating.

CC     The rating CC typically is currently highly vulnerable to nonpayment.

C      The rating C  typically  is applied to debt  subordinated  to senior  debt that is assigned an actual or  implied  CCC- debt  rating.  The C rating  may be used to cover a  situation  where a  bankruptcy petition  has been filed or similar  action has been taken but payments on the  obligation  are being continued.

D      Debt rated D is in payment  default.  The D rating category is used when payments are not made on the date due even if the  applicable  grace  period  has not  expired,  unless  S&P  believes  that  such payments will be made during such grace  period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.
The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper: Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is
"A" or better (however, in some cases a "BBB" long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

INDEX INFORMATION

The S&P 500
The S&P  500 is a broad  index  of  larger  capitalization  stocks.  It is  composed  of 500  common  stocks representing  more than 70% of the total market value of all publicly  traded  common  stocks.  The index is constructed  by  Standard  &  Poor's,  which  chooses  stocks on the basis of  market  values  and  industry diversification.  Most of the largest 500 companies  listed on the U.S. stock  exchanges are included in the index.  Most stocks in the index are listed on the New York Stock Exchange.  A much smaller number come from the American Stock Exchange and the  over-the-counter  market.  The index is  capitalization-weighted,  that is, stocks with a larger  capitalization  (shares  outstanding times current price) have a greater weight in the index.  Selection  of a stock for  inclusion  in the S&P 500 in no way  implies an opinion by Standard &
Poor's as to its attractiveness as an investment.

The S&P MidCap 400 Index
The S&P MidCap 400 Index is a  capitalization  weighted index of 400 domestic stocks chosen for market size, liquidity  and industry  representation.  The  component  stocks are weighted  according to the total market value of their outstanding  shares.  The impact of a component's price change is proportional to the issue's total market share value, which is share price times the number of shares  outstanding.  These are summed up for all 400 stocks and  divided by a  predetermined  base  value.  The base value for the  Standard & Poor's
MidCap 400 Index is adjusted to reflect  changes in  capitalization  resulting  from mergers,  acquisitions, stock rights and substitutions, as well as other activities.

The S&P SmallCap 600 Index
The S&P SmallCap 600 Index is a  capitalization  weighted  index of 600  domestic  stocks  chosen for market size,  liquidity  and industry  representation.  The  component  stocks are weighted  according to the total market value of their  outstanding  shares.  The impact of a component's price change is proportional to the issue's  total market share value,  which is share price times the number of shares  outstanding.  These are summed up for all 600 stocks and divided by a  predetermined  base value.  The base value for the Standard &
Poor's  SmallCap  600 Index is  adjusted  to  reflect  changes in  capitalization  resulting  from  mergers, acquisitions, stock rights and substitutions, as well as other activities.

Disclaimers and Limitations of Liabilities of Standard & Poor's
The disclaimers and  limitations set forth below are set forth in a contract  between  Standard & Poor's and
Thrivent Investment Mgt. The product refers to the equity-based Index Funds:

o        Thrivent Large Cap  Index Fund
o        Thrivent Large Cap Index Fund-I
o        Thrivent Mid Cap Index Fund
o        Thrivent Mid Cap Index Fund- I
o        Thrivent Small Cap Index Fund

The  Licensee  refers to Thrivent  Investment  Mgt.  Standard & Poor's  requires  that such  disclaimers  be disclosed in this Registration Statement.

The  product  is not  sponsored,  endorsed,  sold or  promoted  by  Standard  & Poor's,  a  division  of The
McGraw-Hill  Companies,  Inc. ("S&P").  S&P makes no representation or warranty,  express or implied, to the owners of the product or any member of the public  regarding  the  advisability  of investing in  securities generally  or in the product  particularly  or the  ability of the S&P 500,  the S&P MidCap 400 Index or the
S&P SmallCap 600 Index to track general stock market  performance.  S&P's only  relationship to the Licensee is the  licensing  of certain  trademarks  and trade names of S&P, the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index which is  determined,  composed and  calculated by S&P without regard to Licensee or the product.  S&P has no  obligation  to take the needs of the Licensee or the owners of the product into consideration  in  determining,  composing or calculating  the S&P 500, the S&P MidCap 400 Index and the S&P
SmallCap 600. S&P is not responsible  for, and has not  participated in the  determination of the prices and amount  of the  product  or  timing  of the  issuance  or sale of the  product  or in the  determination  or calculation  of the equation by which the product is to be converted  into cash.  S&P has no  obligation  or liability in connection with the administration, marketing or trading of the product.

S&P does not  guarantee  the accuracy  and/or the  completeness  of the S&P 500, the S&P MidCap 400 Index or the S&P SmallCap 600 Index,  or any data included  therein,  and S&P shall have no liability for any errors, omissions or interruptions  therein.  S&P makes no warranty,  express or implied, as to the results obtained by  Licensee,  owners of the  product  or any other  person or entity  from the use of the S&P 500,  the S&P
MidCap 400 Index and the S&P  SmallCap  600 Index,  or any data  included  therein.  S&P makes no express or implied  warranties and expressly  disclaims all warranties of  merchantability  or fitness for a particular purpose or use with  respect to the S&P 500,  the S&P MidCap 400 Index and the S&P SmallCap 600 Index or any
data included therein.  Without limiting any of the foregoing,  in no event shall S&P have any liability for any special,  punitive,  indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

[To be provided by subsequent amendment]

                                                 APPENDIX A

                                    THRIVENT FINANCIAL FOR LUTHERANS and
                                    THRIVENT INVESTMENT MANAGEMENT INC.
                                 PROXY VOTING PROCESS AND POLICIES SUMMARY

>>       RESPONSIBILITY TO VOTE PROXIES

         Overview.  Thrivent  Financial for Lutherans and Thrivent  Investment  Management  Inc.  ("Thrivent
Financial")  recognize and adhere to the principle  that one of the  privileges of owning stock in a company is the right to vote in the election of the company's  directors and on matters  affecting certain important aspects  of  the  company's  structure  and  operations  that  are  submitted  to  shareholder  vote.  As an investment  adviser with a fiduciary  responsibility to its clients,  Thrivent  Financial analyzes the proxy statements  of issuers  whose stock is owned by the  investment  companies  which it sponsors  and serves as investment  adviser  ("Thrivent  Funds") and by  institutional  accounts who have  requested  that  Thrivent
Financial be involved in the proxy process.

         Thrivent  Financial has adopted Proxy Voting  Policies and Procedures  ("Policies and  Procedures")
for the  purpose of  establishing  formal  policies  and  procedures  for  performing  and  documenting  its fiduciary duty with regard to the voting of client proxies.

         Fiduciary  Considerations.  It is the policy of Thrivent  Financial  that decisions with respect to proxy issues will be made in light of the anticipated  impact of the issue on the  desirability of investing in the portfolio  company from the viewpoint of the particular  client or Thrivent  Fund.  Proxies are voted solely in the interests of the client,  Thrivent Fund  shareholders  or, where employee  benefit plan assets are involved,  in the interests of plan participants and  beneficiaries.  Our intent has always been to vote
proxies,   where  possible  to  do  so,  in  a  manner   consistent  with  our  fiduciary   obligations  and
responsibilities.  Logistics  involved may make it impossible at times, and at other times  disadvantageous, to vote proxies in every instance.

     Consideration  Given  Management  Recommendations.  One  of  the  primary  factors  Thrivent  Financial considers when  determining the  desirability of investing in a particular  company is the quality and depth of its  management.  The  Policies and  Procedures  were  developed  with the  recognition  that a company's management is entrusted with the day-to-day  operations of the company,  as well as its long-term  direction and  strategic  planning,  subject  to the  oversight  of the  company's  board of  directors.  Accordingly,
Thrivent  Financial  believes  that the  recommendation  of management on most issues should be given weight in determining  how proxy issues should be voted.  However,  the position of the company's  management  will not be supported in any situation  where it is found to be not in the best interests of the client,  and the portfolio  manager may always  elect to vote  contrary to  management  when he or she  believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         Portfolio  Compliance  and Valuation  Committee.  Thrivent  Financial's  Portfolio  Compliance  and
Valuation  Committee  ("Compliance  Committee") is responsible  for  establishing  positions with respect to corporate  governance  and other proxy issues,  including  those  involving  social  responsibility  issues.
While the  Compliance  Committee  sets voting  guidelines  and serves as a resource for  Thrivent  Financial portfolio  management,  it does not have proxy  voting  authority  for any  Thrivent  Fund or  institutional account.  Rather,  this  responsibility is held by Thrivent  Financial  portfolio  management and investment operations.

         Investment  Operations.  The Investment  Operations Staff ("Investment  Operations") is responsible for  administering  the proxy voting process as set forth in the Policies and  Procedures,  and for ensuring that all meeting  notices are reviewed and  important  non-routine  proxy  matters are  communicated  to the portfolio managers for consideration.

>>       HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate  the proxy voting  process,  Thrivent  Financial has retained  Institutional
Shareholder  Services  ("ISS")  as an  expert  in the  proxy  voting  and  corporate  governance  area.  ISS specializes in providing a variety of  fiduciary-level  proxy advisory and voting  services.  These services include  in-depth  research,  analysis,  and voting  recommendations  as well as vote execution,  reporting, auditing  and  consulting  assistance  for  the  handling  of  proxy  voting  responsibility  and  corporate governance-related  efforts.  While  the  Compliance  Committee  relies  upon ISS  research  in  helping  to
establish  Thrivent   Financial's  proxy  voting  guidelines,   Thrivent  Financial  may  deviate  from  ISS
recommendations on general policy issues or specific proxy proposals.

                                            Meeting Notification

         Thrivent  Financial  utilizes  ISS' voting  agent  services  to notify us of  upcoming  shareholder meetings for portfolio  companies  held in client  accounts and to transmit  votes to the various  custodian banks of our  clients.  ISS tracks  and  reconciles  Thrivent  Financial  holdings  against  incoming  proxy ballots.  If  ballots do not arrive on time,  ISS  procures  them from the  appropriate  custodian  or proxy distribution  agent.  Meeting and record date  information  is updated  daily,  and  transmitted to Thrivent
Financial through both  ProxyMaster.com and VoteX, ISS web-based  applications.  ISS is also responsible for maintaining  copies of all proxy  statements  received by issuers and to promptly  provide such materials to
Thrivent Financial upon request.

Vote Determination

         ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process.  Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process.  The final authority and responsibility for proxy voting decisions remains with Thrivent Financial.  Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio  managers  may decide to vote their  proxies  inconsistently  with  Thrivent  Financial's policies  as set by the  Compliance  Committee  and  instruct  Investment  Operations  to vote  all  proxies accordingly.  Portfolio managers who vote their proxies  inconsistent with Thrivent  Financial's  guidelines are  required  to  document  the  rationale  for  their  vote.  Investment  Operations  is  responsible  for maintaining  this  documentation  and assuring that it  adequately  reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

         Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request.  The following is a summary of the significant Thrivent Financial policies:

         Board Structure and Composition Issues - Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board's work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings.  Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.  For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

         Executive and Director Compensation - Non-salary compensation remains one of the most sensitive and visible corporate governance issues.  Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors.  Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders.  Clearly, reasonable limits must be set on dilution as well as administrative authority.
In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types.  Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation.  Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

         Ratification  of  Auditors - Annual  election  of the outside  accountants  is  standard  practice.
While it is recognized  that the company is in the best  position to evaluate the  competence of the outside accountants,  we believe that outside  accountants  must  ultimately be accountable to  shareholders.  Given the rash of  accounting  irregularities  that were  not  detected by  audit  panels or auditors, shareholder ratification is an essential step in restoring investor  confidence.  In line with this,  Thrivent Financial votes for proposals to ratify  auditors,  unless an auditor has a financial  interest in or association with the company,  and is therefore not independent;  or there is reason to believe that the independent  auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

         Mergers and  Acquisitions,  Anti-Takeover  and  Corporate  Governance  Issues - Thrivent  Financial
votes on mergers and acquisitions on a case-by-case  basis,  taking the following into account:  anticipated financial and  operating  benefits;  offer price (cost vs.  premium);  prospects of the combined  companies;
how the deal was  negotiated;  the  opinion  of the  financial  advisor;  potential  conflicts  of  interest between management's  interests and shareholders'  interests;  and changes in corporate governance and their impact on  shareholder  rights.  Thrivent  Financial  generally  opposes  anti-takeover  measures since they adversely  impact  shareholder  rights.  Also,  Thrivent  Financial  will  consider the  dilutive  impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

         Social,  Environmental  and  Corporate  Responsibility  Issues - In  addition  to moral and ethical considerations  intrinsic to many of these  proposals,  Thrivent  Financial  recognizes  their potential for impact on the  economic  performance  of the  company.  Thrivent  Financial  balances  these  considerations carefully.  On proposals which are primarily social,  moral or ethical,  Thrivent  Financial  believes it is impossible  to vote in a manner  that would  accurately  reflect the views of the  beneficial  owners of the portfolios  that it manages.  As such, on these items Thrivent  Financial  abstains.  When voting on matters with apparent economic or operational  impacts on the company,  Thrivent Financial realizes that the precise economic effect of such proposals is often unclear.  Where this is the case,  Thrivent  Financial  relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

         Once the vote has been determined, Investment Operations enters votes electronically into ISS's
ProxyMaster or VoteX system.  ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

         On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted.  When the date of the stockholders' meeting is approaching, Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

         Should a portfolio  manager wish to change a vote already  submitted,  the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

         The  Compliance  Committee is also  responsible  for  monitoring  and resolving  possible  material conflicts  between the  interests  of Thrivent  Financial  and those of its  clients  with  respect to proxy voting.

         Application  of the Thrivent  Financial  guidelines to vote client proxies should in most instances adequately  address any possible  conflicts of interest since our voting  guidelines are  pre-determined  by the Compliance Committee using recommendations from ISS, an independent third party.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable.  Issues raising possible conflicts of interest are referred by Investment Operations to the
Compliance Committee for immediate resolution. The Compliance Committee then assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company's proxy.

>>       REPORTING AND RECORD RETENTION

         Proxy  statements  received  from issuers  (other than those which are available on the SEC's EDGAR database)  are kept by ISS in its  capacity  as  voting  agent  and are  available  upon  request.  Thrivent
Financial  retains  proxy  solicitation  materials,  memoranda  regarding  votes cast in  opposition  to the position  of a company's  management,  and  documentation  on shares  voted  differently  than the  Thrivent
Financial  voting  guidelines.  In addition,  any document which is material to a proxy voting decision such as the Thrivent Financial voting  guidelines,  Compliance  Committee meeting  materials,  and other internal
research   relating  to  voting   decisions  will  be  kept.  All  proxy  voting  materials  and  supporting documentation are retained for six years.
         Vote Summary  Reports will be generated for each Thrivent Fund.  The report  specifies the company, ticker,  cusip, meeting dates, proxy proposals,  and votes which have been cast for the Thrivent Fund during the  period,  the  position  taken with  respect to each  issue and  whether  the fund voted with or against company management.  Reports normally cover quarterly or annual periods.

                                                    MERCATOR

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the CCO for adherence to these rules.

     MAM Proxy Voting Policies:
o        Proxies  are  voted  in a way  that is  consistent  with the best  interests  of our  clients.  MAM accepts the fact that,  under  ERISA,  voting  proxies is an  fiduciary  act of MAM. As a fiduciary it may be appropriate for us to engage in active monitoring and communications with the issuer.

o        MAM votes proxies for all clients that have delegated to MAM full authority and  responsibility  to cast said votes,  except that when voting on proxy  proposals  involving  foreign  securities  will involve  unusual  costs,  MAM will weigh those costs against the benefits of voting in  determining whether to vote on a particular proposal.

o        MAM receives company meeting  information and proxy materials from client custodian banks,  analyst research or from the issuer  directly.  If necessary and  appropriate,  a translation  service will be used.  MAM also refers to Global  Proxy  Voting  Manual as issued by  Institutional  Shareholder
         Services (ISS) and to Global Proxy Analysis, a product of ISS, for informational purposes..

     Proxy Voting Procedures:
o        Designated Proxy Officer of MAM is responsible for client proxy votes.

o        MAM will cast votes in  accordance  with  specific  client  guidelines  if  applicable,  subject to consultation  with the  client if MAM  believes  that such vote would not be in the  client's  best interest.  In the absence of applicable  client  guidelines,  MAM will vote in accordance  with its judgment  as to the  client's  best  interest,  except that any vote  involving  a MAM  conflict of interest  will be cast in accordance  with the specific ISS  recommendation  if  available,  or, if not, then in accordance with the ISS Global Proxy Manual.

o        Full documentation is kept on each vote cast in every client account.

o        Additionally,  the CCO will review and  sign-off on the  following  votes:  Any vote  presented  to
         MAM's investment  committee,  any vote cast that is inconsistent  with the ISS guidelines  (whether or not  there  is a  conflict  of  interest  present),  any vote  cast  that is  inconsistent  with applicable  client  guidelines,  any vote cast  against  management,  and any vote  involving a MAM conflict of interest.

o        Proxy  Officer  responsible  for proxies will vote them.  Many issues are  relatively  routine i.e.
         approval of annual report,  auditors,  uncontested  election of directors,  financial reports etc., and require no further  assessment.  Any issue in the judgment of the Proxy  Officer that  requires special consideration will be presented to MAM's investment committee for a decision.

o        Procedures are in place to assure voting is done in a timely manner.

     Proxy Voting Reporting:
     Reporting of proxy voting is available to all of our clients upon request.

                                    Pacific Investment Management Company LLC

                                    Proxy Voting Policies and Procedures

The  following are general proxy voting  policies and  procedures  ("Policies  and  Procedures")  adopted by
Pacific  Investment   Management  Company  LLC  ("PIMCO"),   an  investment  adviser  registered  under  the
Investment  Advisers Act of 1940, as amended  ("Advisers  Act").  PIMCO serves as the investment  adviser to investment  companies  registered under the Investment  Company Act of 1940, as amended ("1940 Act") as well as separate investment accounts for other clients./3/  These Policies  and  Procedures are adopted to ensure compliance with Rule 206(4)-6 of the Advisers Act, other applicable  fiduciary  obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange  Commission  ("SEC") and  interpretations of its staff.  PIMCO will  implement  these  Policies  and  Procedures  for each of its  respective  clients as required  under  applicable  law,  unless  expressly  directed by a client in writing to refrain from voting that client's  proxies.  PIMCO's  authority to vote proxies on behalf of its clients is  established  by its advisory  contracts,  comparable  documents or by an overall delegation of discretionary  authority over its client's  assets.  These  Policies and  Procedures  also apply to any voting rights and/or consent rights of
PIMCO,  on behalf of its clients,  with respect to debt  securities,  including but not limited to, plans of reorganization.  In addition  to SEC  requirements  governing  advisers,  PIMCO's  Policies  and  Procedures reflect the  long-standing  fiduciary  standards  and  responsibilities  for ERISA  accounts  set out in the
Department of Labor's rules and regulations./4/

Set forth  below are  PIMCO's  Policies  and  Procedures  with  respect to voting  shares  owned by advisory clients over which PIMCO has discretionary  voting  authority.  These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and  implemented in a manner  reasonably  expected to ensure that proxy  matters  are  conducted  in the  best  interests  of  PIMCO's  clients.  Each  proxy  is  voted  on a case-by-case  basis  taking  into  consideration  any  relevant  contractual  obligations  as well as  other relevant  facts  and  circumstances.  Proxies  may  also be voted  with  the  objective  of  fostering  good corporate  governance  practices,  including the fair and equal treatment of shareholders  together with the reasonable disclosure to shareholders of company policies, activities and returns.
PIMCO may  abstain  from voting a client  proxy under the  following  circumstances:  (1) when the  economic
effect  on  shareholders'   interests  or  the  value  of  the  portfolio   holding  is   indeterminable  or
insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve  any  material  conflicts  of interest  in the best  interest  of its  clients.  If a material  conflict of interest  should arise,  PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

         1.       convening an ad-hoc committee to assess and resolve the conflict;
         2.       voting in accordance with the  instructions/consent  of a client after providing notice of and disclosing to that client the conflict;
         3.       voting the proxy in  accordance  with the  recommendation  of an  independent  third-party service provider;
         4.       suggesting  that the client engage  another  party to determine how the proxies  should be voted;
         5.       delegating the vote to an independent third-party service provider;
         6.       voting in accordance  with these  Policies and  Procedures  if such vote  involves  little discretion or no discretion; or
         1.       voting in good faith in the best interests of a client.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise  approved by PIMCO,  PIMCO will not disclose to third  parties  how it voted a proxy on behalf of a client.  However,  upon  request  from an  appropriately authorized  individual,  PIMCO will disclose to its clients or the entity delegating the voting authority to
PIMCO for such  clients  (e.g.,  trustees  or  consultants  retained  by the  client),  how PIMCO voted such client's  proxy.  In addition,  PIMCO provides its clients with a copy of these Policies and Procedures or a concise  summary  of these  Policies  and  Procedures:  (i) in Part II of Form  ADV;  (ii)  together  with a periodic  account  statement in a separate  mailing;  or (iii) any other means as determined  by PIMCO.  The summary  states that these  Policies and  Procedures  are  available  upon request and informs  clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent  maintains  proxy voting  records as required by Rule 204-2(c) of the Advisers Act. These records  include:  (1) a copy of all proxy voting policies and  procedures;  (2) proxy  statements  received regarding  client  securities  (which may be satisfied  by relying on obtaining a copy of a proxy  statement from the SEC's Electronic Data Gathering,  Analysis,  and Retrieval (EDGAR) system or a third party provided that the third party  undertakes to provide a copy promptly  upon  request);  (3) a record of each vote cast by PIMCO on behalf of a client;  (4) a copy of any  document  created by PIMCO that was material to making a decision  on how to vote  proxies on behalf of a client or that  memorializes  the basis for that  decision;
and (5) a copy of each written client  request for proxy voting records and any written  response from PIMCO to any (written or oral) client  request for such records.  Additionally,  PIMCO or its agent  maintains any documentation related to an identified material conflict of interest.

Proxy  voting books and records are  maintained  by PIMCO or its agent in an easily  accessible  place for a period of five years from the end of the fiscal  year during  which the last entry was made on such  record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO's  proxy  voting  procedures  are  described  below.  PIMCO's  Compliance  Group will  provide for the supervision and periodic review,  no less than on a quarterly basis, of its proxy voting  activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street  Investment  Manager  Solutions,  LLC ("IMS West") to perform portfolio  accounting,  securities  processing and settlement  processing on behalf of PIMCO, certain of the following  procedures  involves IMS West  administering and facilitating the proxy voting process.  IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

         1.  Transmit  Proxy to PIMCO.  IMS West will  forward to  PIMCO's  Middle  Office  Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

         2.  Conflicts  of  Interest.  PIMCO's  Middle  Office  Group will  review  each proxy to  determine whether there may be a material  conflict  between PIMCO and its client.  As part of this review,  the group will  determine  whether the issuer of the security or  proponent  of the proposal is a client of PIMCO.  If no  conflict  exists,  this  group  will  forward  each  proxy  to the  appropriate  portfolio  manager  for consideration.  However,  if a conflict  does exist,  PIMCO's  Middle  Office Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

         3. Vote.  The  portfolio  manager will review the  information,  will vote the proxy in  accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

         4.  Review.  PIMCO's  Middle  Office  Group  will  review  each  proxy  that was  submitted  to and completed by the  appropriate  portfolio  manager.  PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision.

5.       Transmittal  to Third  Parties.  IMS West will document the portfolio  manager's  decision for each proxy  received  from PIMCO's  Middle Office Group in a format  designated  by the  custodian  bank or other third party  service  provider.  IMS West will  maintain a log of all  corporate  actions,  including  proxy voting,  which  indicates,  among other  things,  the date the notice was  received  and  verified,  PIMCO's response,  the date and time the  custodian  bank or other third party service  provider was  notified,  the expiration date and any action taken.

                                     Categories of Proxy Voting Issues

In general,  PIMCO reviews and considers corporate  governance issues related to proxy matters and generally supports  proposals  that foster good corporate  governance  practices.  PIMCO  considers each proposal on a case-by-case  basis,  taking into consideration  various factors and all relevant facts and circumstances at the time of the vote.  PIMCO may vote proxies as  recommended  by management on routine  matters  related to the  operation  of the issuer and on matters  not  expected  to have a  significant  economic  impact on the issuer  and/or  shareholders,  because PIMCO  believes the  recommendations  by the issuer  generally are in shareholders'  best  interests,  and  therefore  in the best  economic  interest  of  PIMCO's  clients.  The following is a  non-exhaustive  list of issues that may be included in proxy materials  submitted to clients of PIMCO, and the factors that PIMCO may consider in determining how to vote the client's proxies.

                                                 Board of Directors

         1.       Independence.   PIMCO  may  consider  the  following   factors  when  voting  on  director
independence  issues:  (i)  majority  requirements  for the board and the  audit,  nominating,  compensation and/or  other  board  committees;  and (ii)  whether  the  issuer  adheres to and/or is subject to legal and regulatory requirements.

         2.       Director  Tenure and Retirement.  PIMCO may consider the following  factors when voting on limiting  the term of outside  directors:  (i) the  introduction  of new  viewpoints  on the  board;  (ii) a reasonable  retirement  age for the outside  directors;  and (iii) the impact on the board's  stability  and continuity.

         3.       Nominations  in  Elections.  PIMCO may  consider  the  following  factors  when  voting on uncontested  elections:  (i)  composition  of  the  board;  (ii)  nominee  availability  and  attendance  at meetings;  (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate  performance and the price of the issuer's securities.

         4.       Separation of Chairman and CEO  Positions.  PIMCO may consider the following  factors when voting on proposals  requiring that the positions of chairman of the board and the chief  executive  officer not be filled by the same  person:  (i) any  potential  conflict  of  interest  with  respect to the board's ability  to  review  and  oversee  management's  actions;  and (ii) any  potential  effect  on the  issuer's productivity and efficiency.

         5.       D&O  Indemnification  and Liability  Protection.  PIMCO may consider the following factors when voting on proposals that include director and officer  indemnification  and liability  protection:  (i)
indemnifying  directors for conduct in the normal course of business;  (ii) limiting  liability for monetary damages  for  violating  the duty of care;  (iii)  expanding  coverage  beyond  legal  expenses to acts that represent more serious  violations of fiduciary  obligation than carelessness  (e.g.  negligence);  and (iv)
providing  expanded  coverage in cases where a director's legal defense was unsuccessful if the director was found to have  acted  in good  faith  and in a manner  that he or she  reasonably  believed  was in the best interests of the company.

         6.       Stock  Ownership.  PIMCO may  consider the  following  factors when voting on proposals on mandatory  share ownership  requirements  for directors:  (i) the benefits of additional  vested interest in the issuer's  stock;  (ii) the ability of a director to fulfill his duties to the issuer  regardless  of the extent of his stock  ownership;  and (iii) the impact of  limiting  the number of  persons  qualified  to be directors.

                                      Proxy Contests and Proxy Contest Defenses

         1.       Contested  Director  Nominations.  PIMCO may consider the following factors when voting on proposals for director  nominees in a contested  election:  (i) background and reason for the proxy contest;
(ii)  qualifications of the director nominees;  (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering  shareholders;  (vi)
the likelihood  that the proposed  objectives and goals can be met; and (vii) stock  ownership  positions of the director nominees.

         2.       Reimbursement for Proxy  Solicitation  Expenses.  PIMCO may consider the following factors when voting on  reimbursement  for proxy  solicitation  expenses:  (i)  identity of the persons who will pay the expenses;  (ii) estimated total cost of solicitation;  (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
         3.       Ability to Alter the Size of the Board by  Shareholders.  PIMCO may  consider  whether the proposal  seeks to fix the size of the board and/or  require  shareholder  approval to alter the size of the board.

         4.       Ability to Remove  Directors  by  Shareholders.  PIMCO may  consider  whether the proposal allows  shareholders to remove directors with or without cause and/or allow  shareholders to elect directors and fill board vacancies.

         5.       Cumulative  Voting.  PIMCO may consider the  following  factors when voting on  cumulative voting:  (i) the  ability of  significant  stockholders  to elect a  director  of their  choosing;  (ii) the ability of minority  shareholders to concentrate  their support in favor of a director(s) of their choosing;
and (iii) any potential limitation placed on the director's ability to work for all shareholders.

         6.       Supermajority  Shareholder   Requirements.   PIMCO  may  consider  all  relevant  factors,
including  but not  limited to  limiting  the  ability  of  shareholders  to effect  change  when  voting on supermajority  requirements  to approve  an  issuer's  charter  or  bylaws,  or to approve a merger or other significant  business  combination  that  would  require  a level of voting  approval  in excess of a simple majority.

                                                Tender Offer Defenses

         1.       Classified  Boards.  PIMCO may consider the  following  factors when voting on  classified boards:  (i) providing  continuity to the issuer;  (ii)  promoting  long-term  planning for the issuer;  and
(iii) guarding against unsolicited takeovers.

         2.       Poison  Pills.  PIMCO may consider  the  following  factors  when voting on poison  pills:
(i) supporting  proposals to require a shareholder vote on other  shareholder  rights plans;  (ii) ratifying or  redeeming  a poison  pill in the  interest  of  protecting  the value of the  issuer;  and  (iii)  other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

         3.       Fair  Price  Provisions.   PIMCO  may  consider  the  following  factors  when  voting  on proposals  with  respect  to  fair  price  provisions:  (i)  the  vote  required  to  approve  the  proposed acquisition;  (ii)  the  vote  required  to  repeal  the fair  price  provision;  (iii)  the  mechanism  for determining  fair price;  and (iv) whether these  provisions are bundled with other  anti-takeover  measures
(e.g.,  supermajority  voting  requirements) that may entrench  management and discourage  attractive tender offers.

                                                  Capital Structure

         1.       Stock  Authorizations.  PIMCO may  consider  the  following  factors  to help  distinguish between  legitimate  proposals to authorize  increases in common  stock for  expansion  and other  corporate purchases and those proposals  designed  primarily as an anti-takeover  device: (i) the purpose and need for the stock  increase;  (ii) the  percentage  increase with respect to the  authorization  currently in place;
(iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

         2.       Issuance of  Preferred  Stock.  PIMCO may consider  the  following  factors when voting on the  issuance of  preferred  stock:  (i) whether the new class of preferred  stock has  unspecified  voting, conversion,  dividend  distribution,  and other rights;  (ii) whether the issuer  expressly  states that the stock will not be used as a takeover  defense or carry  superior  voting  rights;  (iii)  whether the issuer specifies the voting,  dividend,  conversion,  and other rights of such stock and the terms of the preferred stock appear  reasonable;  and (iv) whether the stated purpose is to raise capital or make  acquisitions  in the normal course of business.
         3.       Stock  Splits.  PIMCO may consider  the  following  factors  when voting on stock  splits:
(i) the  percentage  increase  in the number of shares  with  respect to the  issuer's  existing  authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

         4.       Reversed  Stock Splits.  PIMCO may consider the  following  factors when voting on reverse stock splits:  (i) the percentage  increase in the shares with respect to the issuer's  existing  authorized stock; and (ii) issues related to delisting the issuer's stock.

                                         Executive and Director Compensation

         1.       Stock  Option  Plans.  PIMCO may  consider  the  following  factors  when  voting on stock option plans:  (i) whether the stock option plan  expressly  permits the repricing of options;  (ii) whether the plan could result in earnings  dilution of greater than a specified  percentage  of shares  outstanding;
(iii)  whether the plan has an option  exercise  price below the market price on the day of the grant;  (iv)
whether the  proposal  relates to an  amendment  to extend the term of options for persons  leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

         2.       Director  Compensation.  PIMCO may consider the following  factors when voting on director compensation:  (i)  whether  director  shares  are at  the  same  market  risk  as  those  of  the  issuer's shareholders;  and (ii) how stock  option  programs  for outside  directors  compare  with the  standards of internal stock option programs.

         3.       Golden and Tin  Parachutes.  PIMCO may  consider  the  following  factors  when  voting on golden and/or tin  parachutes:  (i) whether they will be submitted for  shareholder  approval;  and (ii) the employees covered by the plan and the quality of management.

         State of Incorporation

         State  Takeover  Statutes.  PIMCO may  consider the  following  factors when voting on proposals to opt out of a state  takeover  statute:  (i) the power the statute  vests with the issuer's  board;  (ii) the potential of the statute to stifle  bids;  and (iii) the  potential  for the statute to empower the board to negotiate a better deal for shareholders.

                                             Mergers and Restructurings

         1.       Mergers and  Acquisitions.  PIMCO may  consider  the  following  factors  when voting on a merger and/or  acquisition:  (i) anticipated  financial and operating  benefits as a result of the merger or acquisition;  (ii)  offer  price;  (iii)  prospects  of the  combined  companies;  (iv)  how  the  deal  was negotiated;  and (v) changes in corporate  governance and the potential impact on shareholder rights.  PIMCO may also  consider what impact the merger or  acquisition  may have on  groups/organizations  other than the issuer's shareholders.

         2.       Corporate  Restructurings.  With  respect to a proxy  proposal  that  includes a spin-off,
PIMCO may consider the tax and  regulatory  advantages,  planned use of sale  proceeds,  market  focus,  and managerial  incentives.  With respect to a proxy  proposal that  includes an asset sale,  PIMCO may consider the impact on the balance  sheet or working  capital and the value  received for the asset.  With respect to a  proxy  proposal  that  includes  a  liquidation,  PIMCO  may  consider  management's  efforts  to  pursue alternatives,  the  appraisal  value of  assets,  and the  compensation  plan for  executives  managing  the liquidation.

         Investment Company Proxies

For investment  companies,  PIMCO votes, on a case-by-case  basis, each proxy and takes all reasonable steps to ensure that proxies are voted  consistent  with all applicable  investment  policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

         1.       Election of Directors or Trustees.  PIMCO may consider the  following  factors when voting on the  director or trustee  nominees of a mutual  fund:  (i) board  structure,  director  independence  and qualifications,  and  compensation  paid  by the  fund  and the  family  of  funds;  (ii)  availability  and attendance at board and committee  meetings;  (iii)  investments  made by the nominees in the fund; and (iv)
the fund's performance.

         2.       Converting  Closed-end  Fund to Open-end  Fund.  PIMCO may consider the following  factors when voting on  converting a  closed-end  fund to an open-end  fund:  (i) past  performance  as a closed-end fund;  (ii) the market in which the fund invests;  (iii) measures taken by the board to address any discount of the  fund's  shares;  (iv) past  shareholder  activism;  (v) board  activity;  and (vi)  votes on related proposals.

         3.       Proxy  Contests.  PIMCO may consider the  following  factors  related to a proxy  contest:
(i) past  performance  of the fund;  (ii) the market in which the fund invests;  (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

         4.       Investment  Advisory  Agreements.  PIMCO may consider  the  following  factors  related to approval of an investment  advisory  agreement:  (i) proposed and current fee  arrangements/schedules;  (ii)
fund category/investment  objective; (iii) performance benchmarks;  (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

         5.       Policies  Established  in Accordance  with the 1940 Act.  PIMCO may consider the following factors:  (i) the extent to which the  proposed  changes  fundamentally  alter the  investment  focus of the fund and comply with SEC  interpretation;  (ii) potential  competitiveness;  (iii) regulatory  developments;
and (iv) current and potential returns and risks.

         6.       Changing a Fundamental  Restriction to a Non-fundamental  Restriction.  PIMCO may consider the  following  when  voting  on a  proposal  to  change  a  fundamental  restriction  to a  non-fundamental restriction:  (i) reasons given by the board and  management for the change;  and (ii) the projected  impact of the change on the fund's portfolio.

         7.       Distribution  Agreements.  PIMCO may consider the  following  when voting on a proposal to approve a  distribution  agreement:  (i) fees  charged to  comparably  sized funds with  similar  investment objectives;  (ii) the distributor's  reputation and past performance;  and (iii) competitiveness of the fund among other similar funds in the industry.

         8.       Names  Rule  Proposals.  PIMCO  may  consider  the  following  factors  when  voting  on a proposal to change a fund name,  consistent  with Rule 35d-1 of the 1940 Act:  (i) whether the fund  invests a  minimum  of 80% of its  assets  in the type of  investments  suggested  by the  proposed  name;  (ii) the political and economic changes in the target market; and (iii) current asset composition.

         9.       Disposition  of  Assets/Termination/Liquidation.  PIMCO may  consider the  following  when voting on a proposal to dispose of fund assets,  terminate,  or liquidate the fund: (i) strategies  employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

         10.      Changes  to  Charter  Documents.  PIMCO  may  consider  the  following  when  voting  on a proposal  to change a fund's  charter  documents:  (i)  degree  of  change  implied  by the  proposal;  (ii)
efficiencies  that  could  result;  (iii)  state  of  incorporation;   and  (iv)  regulatory  standards  and
implications.

         11.      Changing  the  Domicile  of a Fund.  PIMCO may  consider  the  following  when voting on a proposal to change the  domicile of a fund:  (i)  regulations  of both  states;  (ii)  required  fundamental policies of both states; and (iii) the increased flexibility available.

         12.      Change in Fund's  Subclassification.  PIMCO may  consider the  following  when voting on a change in a fund's  subclassification  from diversified to non-diversified or to permit  concentration in an industry:  (i) potential  competitiveness;  (ii) current and potential returns; (iii) risk of concentration;
and (iv) consolidation in the target industry.

                                              Miscellaneous Provisions

         1.       Such  Other  Business.  Proxy  ballots  sometimes  contain a proposal  granting  the board authority to "transact  such other  business as may properly  come before the  meeting."  PIMCO may consider the  following  factors  when  developing a position on proxy  ballots that contain a proposal  granting the board  authority to "transact  such other  business as may properly  come before the  meeting":  (i) whether the  board is  limited  in what  actions  it may  legally  take  within  such  authority;  and (ii)  PIMCO's responsibility to consider actions before supporting them.
         2.       Equal Access.  PIMCO may consider the following  factors when voting on equal access:  (i)
the opportunity  for significant  company  shareholders  to evaluate and propose voting  recommendations  on proxy  proposals  and  director  nominees,  and to  nominate  candidates  to the  board;  and (ii) the added complexity and burden of providing shareholders with access to proxy materials.
         3.       Charitable  Contributions.  PIMCO  may  consider  the  following  factors  when  voting on charitable  contributions:  (i) the potential  benefits to  shareholders;  and (ii) the potential  impact on the issuer's resources that could have been used to increase shareholder value.

         4.       Special  Interest  Issues.  PIMCO  may  consider  the  following  factors  when  voting on special interest issues:  (i) the long-term  benefit to shareholders of promoting  corporate  accountability and  responsibility  on social issues;  (ii)  management's  responsibility  with respect to special interest issues;  (iii) any economic  costs and  restrictions  on  management;  (iv) a client's  instruction  to vote proxies in a specific manner and/or in a manner  different from these Policies and  Procedures;  and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

/3/   These Policies and  Procedures  address proxy voting  considerations  under U.S. law and regulation and do not address the laws or requirements of other jurisdictions.
/4/   Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

                                                 * * * * *

                             T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates,  Inc. and T. Rowe Price International,  Inc. recognize and adhere to the principle that one of the  privileges  of owning  stock in a  company  is the  right to vote on  issues  submitted  to shareholder  vote-such as election of directors and important  matters  affecting a company's  structure and operations.  As an  investment  adviser  with a  fiduciary  responsibility  to its  clients,  T. Rowe  Price analyzes the proxy  statements of issuers whose stock is owned by the investment  companies that it sponsors and serves as  investment  adviser.  T. Rowe Price also is  involved  in the proxy  process on behalf of its institutional  and private  counsel  clients who have  requested  such service.  For those  private  counsel clients who have not  delegated  their voting  responsibility  but who request  advice,  T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration
The T. Rowe Price Proxy  Committee  develops our firm's  positions on all major  corporate  issues,  creates guidelines,  and  oversees  the  voting  process.  The Proxy  Committee,  composed  of  portfolio  managers, investment  operations managers,  and internal legal counsel,  analyzes proxy policies based on whether they would  adversely  affect  shareholders'  interests and make a company less  attractive to own. In evaluating proxy  policies  each year,  the Proxy  Committee  relies  upon our own  fundamental  research,  independent research  provided by third  parties,  and  information  presented by company  managements  and  shareholder groups.

Once the Proxy Committee  establishes  its  recommendations,  they are  distributed to the firm's  portfolio managers  as  voting  guidelines.  Ultimately,  the  portfolio  manager  votes  on the  proxy  proposals  of companies  in his or her  portfolio.  When  portfolio  managers  cast  votes  that are  counter to the Proxy
Committee's  guidelines,  they are  required to document  their  reasons in writing to the Proxy  Committee.
Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained  Institutional  Shareholder Services, an expert in the proxy voting and corporate governance  area, to provide proxy advisory and voting services.  These services include in-depth  research, analysis,  and  voting  recommendations  as well as  vote  execution,  reporting,  auditing  and  consulting assistance  for the  handling of proxy  voting  responsibility  and  corporate  governance-related  efforts.
While the Proxy Committee  relies upon ISS research in  establishing T. Rowe Price's voting  guidelines-many of which are consistent with ISS  positions-T.  Rowe Price may deviate from ISS  recommendations  on general policy issues or specific proxy proposals.

Fiduciary Considerations
T. Rowe Price's  decisions with respect to proxy issues are made in light of the  anticipated  impact of the issue  on the  desirability  of  investing  in the  portfolio  company.  Proxies  are  voted  solely  in the interests of the client,  Price Fund  shareholders or, where employee  benefit plan assets are involved,  in the interests of plan participants and beneficiaries.  Practicalities  involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations
When determining whether to invest in a particular  company,  one of the key factors T. Rowe Price considers is the quality and depth of its  management.  As a result,  T. Rowe Price believes that  recommendations  of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific  voting  guidelines have been  established by the Proxy Committee for recurring  issues that appear on  proxies,  which  are  available  to  clients  upon  request.  The  following  is a  summary  of the more significant T. Rowe Price policies:

Election of Directors
T. Rowe Price generally supports slates with a majority of independent  directors and nominating  committees chaired by an independent  board member.  We withhold  votes for inside  directors  serving on  compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation
Our goal is to  assure  that a  company's  equity-based  compensation  plan is  aligned  with  shareholders'
long-term  interests.  While we  evaluate  most  plans on a  case-by-case  basis,  T. Rowe  Price  generally opposes  compensation  packages that provide what we view as excessive awards to a few senior  executives or that contain  excessively  dilutive  stock option  plans.  We base our review on criteria  such as the costs associated  with the plan,  plan  features,  dilution  to  shareholders  and  comparability  to plans in the company's peer group.  We generally oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues
T. Rowe Price generally  opposes  anti-takeover  measures and other proposals  designed to limit the ability of shareholders to act on possible  transactions.  When voting on corporate  governance  proposals,  we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues
T. Rowe Price  generally  votes with a company's  management on social  issues unless they have  substantial economic  implications for the company's business and operations that have not been adequately  addressed by management.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving  possible  material  conflicts  between the  interests  of T. Rowe Price and those of its clients  with  respect to proxy  voting.  Since our voting guidelines are  pre-determined by the Proxy Committee using  recommendations  from ISS, an independent third party,  application  of the T. Rowe Price  guidelines  to vote  clients'  proxies  should in most  instances adequately  address any possible conflicts of interest.  However,  for proxy votes inconsistent with T. Rowe
Price  guidelines,  the Proxy  Committee  reviews  all such proxy  votes in order to  determine  whether the portfolio  manager's  voting  rationale  appears  reasonable.  The Proxy Committee also assesses whether any business or other  relationships  between T. Rowe Price and a portfolio  company  could have  influenced  an inconsistent  vote on that company's proxy.  Issues raising  possible  conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

Reporting
Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records.  The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue.  Reports normally cover quarterly or annual periods.  If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

                                    STATEMENT OF ADDITIONAL INFORMATION

                                            Dated June 26, 2004
                                                    for
                                           THRIVENT MUTUAL FUNDS
                             THRIVENT U.S. GOVERNMENT ZERO COUPON TARGET FUND,
                                                Series 2006
                                          625 Fourth Avenue South
                                        Minneapolis, Minnesota 55415
                                    Telephone: (800) THRIVENT (847-4836)

This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information to supplement the Prospectus for Thrivent U.S. Government Zero Coupon Target Fund, Series 2006, dated June
26, 2004. You should read this SAI in conjunction with the Prospectus, and any supplements thereto. You may obtain the Fund's Prospectus at no charge by writing or telephoning the Fund at the address and telephone number above.

In this SAI, ThriventMutual Funds is referred to as the "Trust," and Thrivent U.S. Government Zero Coupon
Target Fund, Series 2006 is referred to the "Fund."

                                                                                                    Page
History of the Fund

Description of the Fund and Its Investments and Risks
Management of the Fund
Control Persons and Principal Holders of Securities
Investment Advisory Services
Underwriting and Distribution Services
Other Services
Brokerage Allocation and Other Practices
 Purchases, Redemptions and Pricing of Shares
Taxation of the Fund
 Financial Statements
Appendix A-Proxy Voting Process and Policies Summary

HISTORY OF THE FUND
Thrivent U.S. Government Zero Coupon Target Fund, Series 2006 (the "Fund") is a series of Thrivent Mutual
Funds (the "Trust"). The Trust is a Massachusetts Business Trust, which was organized on March 31, 1987.
The Trust has different series of shares. The Trust refers to each series as a fund. In addition to
Thrivent U.S. Government Zero Coupon Target Fund, the Trust has 23 other series which are described in a prospectus for Class A and Class B shares and a prospectus for Institutional Class shares and an accompanying Statement of Additional Information.

Shares of Thrivent U.S. Government Zero Coupon Target Fund, Series 2006, became available to the public on
November 14, 1991. The Fund closed sales to new shareholders and to additional purchases by existing shareholders on May 31, 1993, except for automatic investment plan purchases. The Fund allowed automatic investment plan purchases to continue through June 30, 1993. The Fund allows existing shareholders to continue their purchases of shares by reinvesting dividends and capital gains, if any, at net asset value in their existing shareholder accounts.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
The Fund's Classification
The U.S. Government Zero Coupon Fund, Series 2006 is an open-end mutual fund, meaning that it continuously issues redeemable shares representing interests in the Fund's underlying portfolio of U.S. government securities.

Other Investment Strategies and Risks
The following information supplements the information provided in the Prospectus on the Fund's principal investment strategies and risks.

Zero Coupon Securities

The Fund invests at least 80% of its net assets in U.S. government zero coupon securities. At least 50% of the Fund's net assets will be invested in U.S. government zero coupon securities maturing within two years of the Fund's target date.

In addition to the types of U.S. government zero coupon securities discussed in the Prospectus, zero coupon securities may include U.S. Treasury bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security.
A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS")
and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities, (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The staff of the Securities and Exchange Commission no longer considers "TIGRS" and
"CATS" government securities.

The United States Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on
Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered
Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Repurchase Agreements
The Fund may from time to time enter into a repurchase agreement. A repurchase agreement involves the sale of securities to the Fund with the current agreement of the seller (a bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate within a specified time. The specified period of time is usually one week, but on occasion the period may be for a longer period. The Fund requires continual maintenance of collateral (in cash or U.S. government securities) held by the custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of the repurchase agreement.

In the event of a bankruptcy or other default of a seller of a repurchase agreement, there may be delays and expenses in liquidating the securities, declines in their value, and losses of interest. The Fund's adviser maintains procedures for evaluating and monitoring the creditworthiness of firms with which they enter into repurchase agreements. The Fund may not invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in securities subject to legal or contractual restrictions on resale.

When-Issued and Delayed Delivery Securities
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund only purchases on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. The Fund may sell the securities before settlement date if the adviser deems it advisable for investment reasons.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, the
Fund will have its custodian identify liquid assets having a value at least as great as the purchase price on its books throughout the period of the obligation. The use of these investment strategies may increase net asset value fluctuation.

Short-term Trading
Although there is no present intention to do so, the Fund, consistent with its investment policies, may engage in short-term trading (selling securities for brief periods of time, usually less than three months). The Fund will only engage in short-term trading if the adviser believes that such transactions, net of costs, would further the attainment of their investment objectives. For example, the needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates.
These market dislocations have presented market trading opportunities. Such market dislocations might result from a broker needing to cover a substantial short position in a security or an abnormal demand for a security created by an unusually large purchase or sale by an institutional portfolio manager. The Fund cannot assure that such dislocations will occur in the future or that they will be able to take advantage of them. The Fund will limit its voluntary short-term trading, if any, to the extent necessary to qualify as a "regulated investment company" under the Internal Revenue Code.

Lending Portfolio Securities
Although there is no present intention to do so, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions such as banks and trust companies. The adviser will monitor the creditworthiness of firms with which the Fund engages in securities lending transactions.
In doing so, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return which may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.

The adviser will monitor the creditworthiness of firms with which the Fund engages in securities lending transactions. Collateral values are continuously maintained at 100% and marked to market daily. However, in the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities, including possible decline in value of the collateral or loaned securities, possible lack of access to income during this period, and expenses of enforcing its rights.

Other Fund Policies
The Fund's investment objective, which is to provide a high investment return over the selected period of time (2006), consistent with investments in U.S. government securities, is a fundamental policy. This means that it may not be changed without the approval of a "majority of the outstanding voting securities"
of the Fund. A "majority of the outstanding voting securities" means the approval of the lesser of: (i)
67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund. In addition to the Fund's investment objective, the Fund also has the following policies, which are fundamental and cannot be changed without a majority vote of the outstanding shares of the Fund.

1.       The Fund may not borrow money, except that it may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund's total assets immediately after the time of such borrowing.

2.       The Fund may not issue senior securities, except as permitted under the Investment Company Act of
1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

3.       The Fund will not, with respect to 75% of its total assets, purchase securities of an issuer
(other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.       The Fund may not buy or sell real estate, except that it may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein,
(iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5.       The Fund may not purchase or sell commodities or commodity contracts, except that it may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset
(including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.       The Fund may not not make loans, except that it may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv)
participate in an interfund lending program with other registered investment companies.

7.       The Fund will not underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

8.       The Fund will not purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government
Securities (as such term is defined in the Investment Company Act of 1940).

The following nonfundamental investment restriction may be changed without shareholder approval.  Under this restriction:

1.       The Fund will not purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding.  The Funds intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.       The fundamental investment restriction with respect to industry concentration (number 8 above)
will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Fund's total assets.

3.       The fundamental investment restriction with respect to 75% of a Fund's total assets will not invest in repurchase agreements that are collateralized by other investment companies.

The Trust has applied for an exemptive order from the SEC which would allow the Funds to engage in an interfund lending program.  In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes.  This arrangement allows the borrowing Funds to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit.  Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing," i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company.  Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission.  The Funds' interfund lending arrangement is designed to ensure that each Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness.  Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating
Section 18(f)(1) if it segregates fund assets.

Because the Fund intends to invest solely in U.S. government securities, the Fund generally will not have to apply its policies on other types of issuers or investments.

MANAGEMENT OF THE FUND
Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Funds' business affairs and for exercising all powers except those reserved to the shareholders.  Each Trustee oversees each of 24 series of the Trust and also serves as a Director of Thrivent Series Fund, Inc., a registered investment company consisting of 26 Portfolios that serve as  underlying funds for variable contracts issued by
Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("TLIC") and
investment options in the retirement plan offered by Thrivent Financial.   The 24 series of the Trust and
the 26 Portfolios of Thrivent Series Fund, Inc. are referred to herein as the "Investment Company
Complex."

The following table provides information about the Trustees and officers of the Trust.

Interested Trustee(1)

--------------------------- --------------------- ----------------------------------------- ----------------------------------
                            Position with Trust
                            and Length of         Principal Occupation During the Past 5    Other Directorships Held by
Name, Address and Age       Service(2)            Years                                     Trustee
--------------------------- --------------------- ----------------------------------------- ----------------------------------
--------------------------- --------------------- ----------------------------------------- ----------------------------------
Pamela J. Moret             President since       Executive Vice President, Marketing and   Director, Lutheran World Relief;
625 Fourth Avenue South     2002 and Trustee      Products, Thrivent Financial  since       Director, Minnesota Public Radio
Minneapolis, MN             since 2004            2002; Senior Vice President, Products,
Age 48                                            American Express Financial Advisors
                                                  from 2000 to 2001; Vice President,
                                                  Variable Assets, American Express
                                                  Financial Advisors from 1996 to 2000
--------------------------- --------------------- ----------------------------------------- ----------------------------------

IndependentTrustees(3)
--------------------------- --------------------- ----------------------------------------- --------------------------------
                            Position with Trust
                            and Length of         Principal Occupation During the           Other Directorships Held by
Name, Address and Age       Service(2)            Past 5 Years                              Trustee
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
F. Gregory Campbell         Trustee since 1992    President, Carthage College since 1998    Director, National Association
625 Fourth Avenue South                                                                     of Independent Colleges and
Minneapolis, MN                                                                             Universities, Director,
Age 65                                                                                      JohnsonFamily Funds, Inc., an
                                                                                            investment company consisting
                                                                                            four portfolios;  Director,
                                                                                            Kenosha Hospital and Medical
                                                                                            Center Board; Prairie School
                                                                                            Board; United Health Systems
                                                                                            Board
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Herbert F. Eggerding, Jr.   Lead Trustee since    Management consultant to several          None
625 Fourth Avenue South     2003                  privately owned companies
Minneapolis, MN
Age 66
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Noel K. Estenson            Trustee since 2004    Retired; previously President and Chief   None
625 Fourth Avenue South                           Executive Officer, CenexHarvestStates
Minneapolis, MN                                   (farm supply and marketing and food
Age 65                                            business)
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Richard L. Gady             Trustee since 1987    Retired; previously Vice President,       Director, International
625 Fourth Avenue South                           Public Affairs and Chief Economist,       Agricultural Marketing
Minneapolis, MN                                   Conagra, Inc. (agribusiness)              Association
Age 61
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Jodi L. Harpstead           Trustee since 2004    On sabbatical; previously Vice            Director, Delta Dental Plan of
625 Fourth Avenue South                           President & General Manager, Cardiac      Minnesota
Minneapolis, MN                                   Surgery Technologies for Medtronic,
Age 47                                            Inc. (medical products and
                                                  technologies)
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Connie M. Levi              Trustee since 2004    Retired                                   Director, Norstan, Inc.
625 Fourth Avenue South
Minneapolis, MN
Age 64
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Edward W. Smeds             Chairman and          Retired                                   Chairman of Carthage College
625 Fourth Avenue South     Trustee since 1999                                              Board
Minneapolis, MN
Age 68
--------------------------- --------------------- ----------------------------------------- --------------------------------

Executive Officers
---------------------------------- ---------------------------- ----------------------------------------------------------
                                   Position with Trust and
Name, Address and Age              Length of Service(2)         Principal Occupation During the Past 5 Years
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Pamela J. Moret                    President since 2002         Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                         Thrivent Financial  since 2002; Senior Vice President,
Minneapolis, MN                                                 Products, American Express Financial Advisors from 2000
Age 48                                                          to 2001; Vice President, Variable Assets, American
                                                                Express Financial Advisors from 1996 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
James E. Nelson                    Secretary since 2003         Vice President, Securities Law, Thrivent Financial since
625 Fourth Avenue South                                         2001;  Counsel and head of Insurance Practice Group, Law
Minneapolis, MN                                                 Division of ING ReliaStar (formerly ReliaStar Financial
Age 43                                                          Corp.) from 1998 to 2001
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Charles D. Gariboldi               Treasurer since  1999        Vice President, Investment Accounting, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 44
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Russell W. Swansen                 Vice President since 2004    Chief Investment Officer,  Thrivent Financial,  since
625 Fourth Avenue South                                         2004; Managing Director, Colonade Advisors, LLC, from
Minneapolis, MN                                                 2001 to 2003, President and Chief Investment Officer of
Age 46                                                          PPM American from 1999 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Karl  D. Anderson                  Vice President since 2003    Vice President, Investment Product Solutions Management,
625 Fourth Avenue South                                         Thrivent Financial
Minneapolis, MN
Age  42
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Frederick P. Johnson               Vice President since 2003    Vice President, Investment Operations, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 41
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marnie L. Loomans-Thuecks          Vice President since 2004    Vice President, Customer Interaction Department,
625 Fourth Avenue South                                         Thrivent Financial
Minneapolis, MN
Age 41
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Thomas R Mischka                   Vice President and           Vice President of Divisional Support Services, Thrivent
625 Fourth Avenue South            Anti-Money Laundering        Financial
Minneapolis, MN                    Officer since 2003
Age  44
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
David R. Spangler                  Assistant Vice President     Director, of Investment Product Management, Thrivent
625 Fourth Avenue South            since 2004                   Financial  since 2002;  Vice President- Product
Minneapolis, MN                                                 Development, Wells Fargo Bank-Funds Management Group,
Age 37                                                          from 2000 to 2002;  Analyst, MCSI, Inc., 2000;  Vice
                                                                President-Product Development, US Bank-First American
                                                                Funds, 1997 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Brett L. Agnew                     Assistant Secretary since    Senior Counsel, Thrivent Financial since
625 Fourth Avenue South            2001                         2001;Consultant Principal Financial Group from 1998 to
Minneapolis, MN                                                 2001
Age 33
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
John C. Bjork                      Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2003
Minneapolis, MN
Age 50
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marlene J. Nogle                   Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2003
Minneapolis, MN
Age 56
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Todd J. Kelly                      Assistant Treasurer since    Director,  Fund Accounting Operations, Thrivent
222 West College Avenue            1999                         Financial
Appleton, WI
Age 34
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Gerard V. Vaillancourt             Assistant Treasurer since    Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South            2002                         Financial  since 2002; Manager-Portfolio Compliance,
Minneapolis, MN                                                 Lutheran Brotherhood from 2001 to 2002; Manager-Fund
Age 36                                                          Accounting, Minnesota Life from 2000 to 2001;
                                                                Supervisor-Securities Accounting, Lutheran Brotherhood
                                                                from 1998 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------

(1)"Interested  person"  of the  Trust  as  defined  in the  Investment  Company  Act of 1940 by  virtue  of positions  with Thrivent  Financial.  Ms. Moret is considered an interested  person because of her principal occupation with Thrivent Financial.

(2)Each  Trustee  serves an indefinite  term until her or his successor is duly elected and  qualified.  The bylaws of the  Trust  provide  that each  Trustee  must  retire at the end of the year in which the  Trustee attains age 70.  Officers  serve at the  discretion of the board until their  successors  are duly appointed and qualified.

(3)The  Trustees  other than Ms.  Moret are not  "interested  persons"  of the Trust and are  referred to as
"Independent Trustees."

Committees of the Board of Trustees
----------------------- ------------------------------- -------------------------------------------- ---------------------------
                                                                                                     Meetings Held During Last
Committee               Members/1/                      Function                                     Fiscal Year
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Audit                   F. Gregory Campbell             The 1940 Act requires that the Trusts'       4
                        Herbert F. Eggerding, Jr.       independent auditors be selected by a
                        Noel K. Estenson                majority of those Trustees who are not
                        Richard L. Gady                 "interested persons" (as defined in the
                        Jodi L. Harpstead               1940 Act) of the Trust.  The Audit
                        Connie M. Levi                  Committee is responsible for recommending
                        Edward W. Smeds                 the engagement or retention of the Trust's
                                                        independent accountants, reviewing with
                                                        the independent accountants the plan and
                                                        the results of the auditing engagement,
                                                        approving professional services provided
                                                        by the independent accountants prior to
                                                        the performance of such services,
                                                        considering the range of audit and
                                                        non-audit fees, reviewing the independence
                                                        of the independent accountants, reviewing
                                                        the scope and results of procedures of
                                                        internal auditing and reviewing the system
                                                        of internal accounting control.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Contracts               F. Gregory Campbell             The function of the Contracts Committee is   4
                        Herbert F. Eggerding, Jr.       to assist the Board of Trustees in
                        Noel K. Estenson                fulfilling its duties with respect to the
                        Richard L. Gady                 review and approval of contracts between
                        Jodi L. Harpstead               the Trust and other entities, including
                        Connie M. Levi                  entering into new contracts and the
                        Edward W. Smeds                 renewal of existing contracts.  The
                                                        Contracts Committee considers investment
                                                        advisory, distribution, transfer agency,
                                                        administrative service and custodial
                                                        contracts, and such other contracts as the
                                                        Board of Trustees deems necessary or
                                                        appropriate for the continuation of
                                                        operations of each Fund.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Governance              F. Gregory Campbell             The Governance Committee assists the Board   5
                        Herbert F. Eggerding, Jr.       of Trustees in fulfilling its duties with
                        Noel K. Estenson                respect to the governance of the Trust,
                        Richard L. Gady                 including recommendations regarding
                        Jodi L. Harpstead               evaluation of the Board of Trustees,
                        Connie M. Levi                  compensation of the Trustees and
                        Edward W. Smeds                 composition of the committees and the
                                                        Board's membership.  The Governance
                                                        Committee makes recommendations regarding
                                                        nominations for Trustees and will consider
                                                        nominees suggested by shareholders sent to
                                                        the attention of the President of the
                                                        Trust.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
/1/The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Fund by Trustees

The following tables provide information as of December 31, 2003, regarding the dollar range of beneficial ownership by each Trustee in each series of the Fund.  In addition, the amount shown in the last column reflects the aggregate amount of each Trustee's beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee.

Interested Trustee
-------------------------- ------------------------------------------------------------------- -----------------------
                                                                                                  Aggregate Dollar
                                                                                                Range of Beneficial
                                                                                                  Ownership in All
                                                                                               Registered Investment
                                                                                               Companies Overseen by
                                                                                                 the Trustee in the
                                                                                                 Investment Company
Name of Trustee            Dollar Range of Beneficial Ownership in the Fund                           Complex
-------------------------- ------------------------------------------------------------------- -----------------------
-------------------------- -------------------------------------------------------------------- -----------------------
Pamela J. Moret            None                                                                     Over $100,000

-------------------------- -------------------------------------------------------------------- -----------------------

Independent Trustees
-------------------------- ------------------------------------------------------------------- -----------------------
                                                                                                  Aggregate Dollar
                                                                                                Range of Beneficial
                                                                                                  Ownership in All
                                                                                               Registered Investment
                                                                                               Companies Overseen by
                                                                                                 the Trustee in the
                                                                                                 Investment Company
Name of Trustee            Dollar Range of Beneficial Ownership in the Fund                           Complex
-------------------------- ------------------------------------------------------------------- -----------------------
------------------------- ------------------------------------------------------------------- ------------------------
F. Gregory Campbell       None                                                                     Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Herbert F. Eggerding,     None                                                                     Over $100,000
Jr.
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Noel K. Estenson          None                                                                     Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Richard L. Gady           None                                                                     Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Jodi L. Harpstead         None                                                                     Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Connie M. Levi            None                                                                   $50,001-$100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Edward W. Smeds           None                                                                     Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------

Compensation of Trustees

The Trust makes no payments to any of its officers for services  performed  for  theTrust.  The  Independent
Trustees  are paid an annual  compensation  of $65,000 to attend  meetings  of the Board of  Trustees of the
Trust and the Board of Directors  of Thrivent  Series  Fund,  Inc.  The Chairman and the "lead"  Trustee are compensated  an additional  $2,500 per year for each such position.  Independent  Trustees are reimbursed by the Trust for any  expenses  they may incur by reason of  attending  Board  meetings or in  connection  with other  services  they may perform in  connection  with their  duties as Trustees of the Trust.  The Trustees receive no pension or retirement benefits in connection with their service to the Fund.

The following table provides the amounts of compensation paid to the Trustees either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended April 30, 2004. :

---------------------------- ------------------------- --------------------------
                                                        Total Compensation Paid
                                                            by Fund and the
                              Aggregate Compensation      Investment Company
Name, Position                      from Trust                  Complex
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Pamela J. Moret/1/
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
F. Gregory Campbell
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Herbert F. Eggerding, Jr.
Lead Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Noel K. Estenson/2/
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Richard L. Gady/2/
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Jodi L. Harpstead
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Connie M. Levi
Trustee
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Edward W. Smeds/2/
Chairman and Trustee
---------------------------- ------------------------- --------------------------
/1/ "Interested person" of the Fund as defined in the Investment Company Act of 1940.
/2/  The  Trust  has  adopted  a  deferred   compensation   plan  for  the  benefit  of  the
disinterested  Trustees  of the  Trust  who  wish to  defer  receipt  of a  percentage  of eligible  compensation  which they  otherwise  are  entitled  to  receive  from the Trust.
Compensation  deferred is invested in Thrivent  Mutual Funds,  the  allocation of which is determined by the  individual  Trustee.  As of _____,  2004,  the total amount of deferred compensation  payable to Mr. Estenson was----,  the total amount of deferred  compensation payable to Mr.  Gady was $--,  and the total  amount of deferred  compensation  payable to
Mr. Smeds was $--.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of May 31, 2004, the Trust's officers and Trustees owned less than 1% of the shares of any class of the
Funds, and no account holders held in excess of 5% of the Fund's shares.

INVESTMENT ADVISORY SERVICES

Investment Adviser
The Funds' investment adviser, Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") , was
organized as a Delaware corporation on July 29, 1986.   Thrivent Investment Mgt. is a wholly-owned
subsidiary of Thrivent Financial Holdings, Inc., which, in turn, is a wholly-owned subsidiary of Thrivent
Financial, a fraternal benefit society.  The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth below under "Investment Advisory Services-Affiliated Persons".
Investment decisions for the Fund are made by Thrivent Investment Mgt., subject to the overall direction of the Board of Trustees.  Thrivent Investment Mgt. also provides investment research and supervision of the Funds' investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of its assets.

Affiliated Persons
The following directors and officers of Thrivent Investment Mgt., the Funds' investment adviser, are affiliated with the Trust:

---------------------------------------- -------------------------------------- --------------------------------------
Affiliated Person                        Position with Fund                     Position with Thrivent Investment
                                                                                Mgt.
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Pamela J. Moret                          President                              Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Russell W. Swansen                       Vice President                         Senior Vice President and Chief
                                                                                Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
James E. Nelson                          Secretary                              Vice President and Assistant
                                                                                Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Charles D. Gariboldi                     Treasurer                              Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Frederick P. Johnson                     Vice President                         Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marnie Loomans-Theucks                   Vice President                         Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas R. Mischka                        Vice President and Anti-Money          Vice President
                                         Laundering Officer
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Brett L. Agnew                           Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
John C. Bjork                            Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marlene J. Nogle                         Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------

The Advisory and Subadvisory Agreements
The advisory agreement provides that Thrivent Investment Mgt. will provide overall investment supervision of the assets of each Fund.  Thrivent Investment Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the
Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds'
Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h)
fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the
Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders;
(k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the
Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory agreement terminates automatically  upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable at any time by the Board of Trustees or by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the
Trust.

On August 28, 2003, the Board of Trustees of the Fund (the "Board"), including the Trustees who are not
"interested persons" of Thrivent Financial or the Fund ("Independent Trustees"), unanimously voted to
approve the current investment advisory agreement between the Fund and Thrivent Investment Mgt.   In
connection with its consideration of the current advisory agreement, the Board reviewed the current staff of the investment operations and their qualifications, the reasonableness of the advisory fees in relation to the fees  paid by comparable mutual funds, the extent of the profits derived by the adviser, and the
performance of the Funds.   After reviewing all of these factors, the Board unanimously approved the current investment advisory agreement.

Advisory Fees
The Fund pays the adviser an investment advisory fee computed separately and paid monthly for the Fund.
The Fund pays an advisory fee of 0.50 of 1% of the Fund's average daily net assets. Since 1995, however, the adviser has not charged the Fund an investment advisory fee. The adviser is also reimbursing the
Fund's expenses in excess of 1.00%. Although the Fund does not have any intention to do so, they may discontinue or modify these waivers or reimbursements at any time.

The Fund has paid the following advisory fees to the adviser for the last three fiscal years:

                                           Thrivent U.S. Government Zero
Periods Ended April 30                      Coupon Target Fund Series 2006
                  2002                                     0
                  2003                                     0
                  2004                                     0

Code of Ethics
The Trust, Thrivent Investment Mgt., Mercator, T. Rowe Price, T. Rowe Price International Inc., and PIMCO
have each adopted a code of ethics pursuant to the requirements of the 1940 Act.  Under the Codes of
Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code.  Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies
The  Trust has  adopted  the proxy  voting  policies  of  Thrivent  Financial  for  Lutherans  and  Thrivent
Investment Management, Inc.  Those policies are included in Appendix A.

UNDERWRITING AND DISTRIBUTION SERVICES
The Funds'  principal  underwriter and  distributor,  Thrivent  Investment  Mgt., is a Delaware  corporation organized in 1986.  Thrivent  Investment Mgt. is an indirect  wholly-owned  subsidiary of Thrivent Financial for  Lutherans and is located at 625 Fourth Avenue South,  Minneapolis,  Minnesota  55415.  The officers and directors of Thrivent  Investment  Mgt. who are  affiliated  with the Trust are set forth under  "Investment
Advisory  Services-Affiliated  Persons".  Under an amended  Distribution  Contract  dated June 15, 1997,  as amended  (the  "Distribution  Contract"),  Thrivent  Investment  Mgt.  is granted the right to sell Class A,
Class B and  Institutional  Class  shares of the Funds as agent for the Trust.  Shares of the Funds have not been offered since 1993, and no underwriting  commissions  have been paid to Thrivent  Investment Mgt. since that time.

The  Distribution  Contract  was  initially  approved by the Board of  Trustees  including a majority of the
Independent  Trustees,  on June 15,  1997,  and will  continue  in  effect  from year to year so long as its continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

12b-1 Distribution Plan
The Trust has adopted a Distribution  Plan and Agreement under the 1940 Act (the "12b-1 Plan").  Because the
Fund is no longer  being sold,  Thrivent  Investment  Mgt. is waiving the 12b-1 fee for the Fund.  The 12b-1
Plan permits, among other things, payment by each such Fund for the purpose of:

         (1)      paying  compensation  to  registered  representatives  or other  employees of the Thrivent
         Investment  Mgt.  who  engage in or support  distribution  of the  Funds;  making  payment of sales commissions,  ongoing commissions and other payments to brokers,  dealers,  financial  institutions or others who sell  shares pursuant to Selling Agreements;

         (2)      reimbursing expenses (including overhead and telephone expenses) of Thrivent Investment
         Mgt.;

         (3)      providing  training,  marketing and support to dealers and others with respect to the sale of prospectuses,  statements of additional  information,  and shareholder  reports;  organizing and conducting  sales  seminars  and  making  payments  in the form of  transactional  compensation  or promotional  incentives;  receiving and answering  correspondence  from  prospective  shareholders,
         including  distributing  prospectuses,   statements  of  additional  information,  and  shareholder reports;  providing  facilities to answer  questions from  prospective  investors  about the Funds, assisting  investors in  completing  application  forms and  selecting  dividend and other  account options,  and providing  other  reasonable  assistance in connection  with the  distribution of the
         Funds; and

         (4)      providing  payment  of  expenses  relating  to  the  formulation  and   implementation  of
         marketing  strategies and  promotional  activities  such as direct mail  promotions and television, radio,  newspaper,  magazine  and other mass  media  advertising;  the  preparation,  printing  and distribution of sales  literature;  the  preparation,  printing and distribution of prospectuses of the Trust and reports for recipients  other than existing  shareholders of the Trust; and obtaining such  information,  analyses and reports with respect to marketing and  promotional  activities and investor accounts as the Trust may, from time to time, deem advisable.

The Trust and the Funds are authorized to engage in the activities  listed above, and in other  distribution and services  activities,  either  directly or through  other  persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

The 12b-1 Plan  provides that it may not be amended to increase  materially  the costs which a Fund may bear pursuant to the 12b-1 Plan without  approval by a 1940 Act Majority Vote of the applicable  Class A or Class
B  shareholders.  The 12b-1 Plan also  provides  that other  material  amendments  of the 12b-1 Plan must be approved by the Trustees,  and by the Independent  Trustees,  by vote cast in person at a meeting called for the purpose of considering such amendments.

While the 12b-1 Plan is in effect,  the selection and  nomination of the  Independent  Trustees of the Trust has been committed to the discretion of the Independent  Trustees,  and any person who acts as legal counsel for the  Independent  Trustees  must be an  independent  legal  counsel.  The 12b-1 Plan was approved by the initial  shareholders  of the Trust on September  13, 1988. It is subject to annual  approval,  by the Board of Trustees and by the  Independent  Trustees by vote cast in person at a meeting  called for the purpose of voting on the 12b-1  Plan.  The 12b-1  Plan is  terminable  with  respect  to the  either the Class A or the
Class B shares of any Fund at any time by a vote of a majority  of the  Independent  Trustees or by 1940 Act
Majority  Vote of the  applicable  Class or Class B  shareholders  of such Fund.  A quarterly  report of the amounts  expended  under the 12b-1 Plan and the purposes for which such  expenditures  were incurred must be made to the Trustees for their review.

Other Services

Custodian
The custodian for the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston,
Massachusetts 02110. The custodian is responsible for holding the Funds' assets.

Transfer Agent
Thrivent  Financial  Investor Services Inc.  ("Thrivent  Financial  Investor  Services"),  625 Fourth Avenue
South, Minneapolis, Minnesota 55415, provides transfer agency services necessary to the Fund.

Administration Contract
Effective  January  1, 2004,  Thrivent  Investment  Mgt.  provides  administrative  personnel  and  services necessary  to  operate  the Fund on a daily  basis for a fee equal to 0.02  percent  of the  Fund's  average daily net assets.  The total dollar amounts paid to Thrivent  Investment  Mgt. for  administrative  services since January 1, 2004, is ____________________.

Accounting Services Agreement
Pursuant to an Administrative Services Agreement (Agreement) between the Trust and Thrivent Financial, effective January 1, 1999, Thrivent Financial provides certain accounting and pricing services to the
Fund. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements;
reconciling bank account balances monthly; recording purchases and sales based on subadviser communications ; and preparing monthly and annual summaries to assist in the preparation of financial
statements of, and regulatory reports for the Fund.   The agreement continues in effect from year to year,
as long as it is approved at least annually by the Board of Trustees or by a vote of the outstanding voting securities of the Fund. In either case, the agreement must also be approved at least annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days' notice. The agreement provides that neither Thrivent
Financial, nor its personnel, shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The  payments for the past three fiscal years are shown below.

April 30, 2002                              $___
April 30, 2003                              $___
April 30, 2004                              $___

Independent Accountants
PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Trust's independent accountants, providing professional services including audits of the Fund's annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage Transactions
The adviser directs the placement or orders for the purchase and sale of the Fund's portfolio securities.
Generally, the adviser places purchases and sales of portfolio securities with primary market makers
(dealers) for these securities on a net (principal) basis, without paying any brokerage commissions.
Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of portfolio securities from the dealers of zero coupon securities, in particular, may include a mark-up which may be included in a spread between the bid and asked price. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

Commissions
Because the Fund invests in U.S. government securities, which generally trade on a principal basis through a dealer rather than on a commission basis through a broker, the Target Fund has not paid any commissions for the past three years.

Brokerage Selection
In placing portfolio transactions, the adviser seeks the best combination of price and execution. In determining which dealers provide best execution, the adviser looks primarily to the price quoted. The adviser normally places orders with the dealer through which it can obtain the most favorable price. The adviser will normally purchase securities in their primary markets. In assessing the best net price and execution available to a Fund, the adviser will consider all factors it deems relevant. These factors include:

1.       the breadth of the market in the security;
2.       the price of the security;
3.       the financial condition and execution capability of the dealer; and
4.       the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

Although it is expected that sales of shares of the Fund will be made only by the distributor, the adviser may in the future consider the willingness of particular dealers to sell shares of the Fund as a factor in the selection of dealers for the Fund's portfolio transactions, subject to the overall best price and execution standard.

Assuming equal execution capabilities, the adviser may take into account other factors in selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available. The Adviser may consider "brokerage and research services" (as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Fund's net asset values, and other information provided to the Fund, to the adviser or its affiliates. The adviser may also cause the Fund to pay to a broker or dealer who provides such brokerage or research services a commission for executing a portfolio transaction that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.
The adviser must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the adviser exercises investment discretion. It is possible that certain of the services received by the adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the adviser.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES
Net Asset Value

The Fund offers its shares to the public through its distributor, Thrivent Investment Management Inc. You can contact your Thrivent Financial representative for information or call Thrivent Mutual Funds directly at 800-847-4836. When the Fund was open for new investments, the Fund sold its shares at the public offering price (POP). The POP is based on a Fund's net asset value (NAV) per share plus a sales charge
(load):

         NAV + Sales charge = Offering Price.

The Fund determines the POP of a share by dividing its net asset value by 100% minus the sales charge percentage:

         NAV/(100%- Sales charge %) = Public Offering Price.

For example, if the Fund's NAV is $10 per share and the maximum sales charge is 4.75%, the POP would equal
$10.49 per share.

The Fund calculates the net asset value of its shares once daily on days when the New York Stock Exchange is open for business. The NYSE regularly closes on Saturdays and Sundays and on New Years' Day, the third
Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and
Christmas. If one of these holidays falls on a Saturday or Sunday, the exchange will be closed on the preceding Friday or the following Monday, respectively. The Fund waits until after the close of the NYSE
(3:00 p.m. Central Time) before calculating the value of their shares.

Net asset value is determined by dividing the total assets of the Fund, less all its liabilities, by the total number of outstanding shares of the Fund:

            NAV = (Assets - Liabilities) / No. Shares

            Where:
              Assets       = Cash + Current Value of Securities in the Fund
              No. Shares   = Number of Shares Outstanding for the Fund
              NAV          = Net Asset Value per Share for the Fund

The Fund determines the value of securities in its portfolio through the use of pricing services approved by the Trustees. The pricing services utilize information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Money market instruments with remaining maturities of 60 days or less are valued by the amortized cost method, which the Trustees believe approximates fair value. Because of the large number of zero coupon securities available, many may not trade each day; therefore, bid and asked prices frequently are not available. In valuing such securities, then, the pricing services generally take into account institutional size, trading in similar groups of securities and any developments related to specific securities. Other securities and assets are valued in good faith at fair value using methods
(including pricing services) determined by the Trustees and applied on a consistent basis. The Trustees review the valuation of the Fund's portfolio securities through receipt of regular reports from the
Adviser.

Generally, trading in U.S. government securities and other fixed income securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Trust's securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

The difference between the POP and the NAV (net amount invested in the Funds) is paid to the distributor,
Thrivent Investment Management Inc., the principal underwriter for Thrivent Mutual Funds.

To provide an additional benefit to those who work for the Fund, the Trustees, directors and employees of the Fund and the adviser, as well as persons licensed to receive commissions for sales of Thrivent Mutual
Funds, may not pay a sales charge on their purchases or on the purchases made by family members residing with them. Also, to promote Lutheranism, the Fund reduces the sales charges on shares sold to Lutheran congregations and charitable organizations.

The Fund intend to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders will likely incur brokerage fees in selling the securities received in the redemptions. Additionally, until the securities received are sold there is the risk they could lose value.

The Fund reserves the right to suspend or postpone redemptions during any period when:

1.       trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings;

2.       the Securities and Exchange Commission has by order permitted such suspension; or

3.       an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

TAXATION OF THE FUND
The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the Code).

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gains) and is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be distributed, but not actually distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income includes dividends, interest (including original issue discount amortization) and net short-term capital gains in excess of net long-term capital losses, less expenses.
Net realized capital gains of a Fund for a fiscal year are computed by taking into account any capital loss carryforward of such Fund to the extent allowed by the Internal Revenue Code.

If any net realized long-term capital gains in excess of net realized short-term capital losses are not distributed by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as long-term capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their shares by the difference between their pro rata share of such gains and their tax credit.

Distributions of investment company taxable income are taxable to shareholders as ordinary income. Under the federal income tax law, a portion of the difference between the purchase price and the face amount of zero coupon securities ("original issue discount") will be treated as income to any Fund holding securities with original issue discount each year, although no current payments will be received by such
Fund with respect to such income. This original issue discount amortization will comprise a part of that investment company taxable income of such Fund that must be distributed to shareholders in order to maintain its qualification as a regulated investment company and to avoid federal income tax at the Fund level. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount amortization, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

Since the Fund invests primarily in zero coupon securities upon which it will not receive cash payments of interest, to the extent shareholders of the Fund elect to take their distributions in cash, the Fund may have to generate the required cash from interest earned on non-zero coupon securities from the disposition of such securities, or possibly from the disposition of some of their zero coupon securities.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable whether received in shares or in cash.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders. Investors are urged to consult their tax advisors with specific reference to their own tax situations, including state and local tax liability.

FINANCIAL STATEMENTS
The Report of Independent Accountants and financial statements in the Annual Report of the Funds for the fiscal year ended ____________ is a separate report furnished with this SAI and is incorporated herein by reference.

                                                 APPENDIX A

                                    THRIVENT FINANCIAL FOR LUTHERANS and
                                    THRIVENT INVESTMENT MANAGEMENT INC.
                                 PROXY VOTING PROCESS AND POLICIES SUMMARY

>>       RESPONSIBILITY TO VOTE PROXIES

         Overview.  Thrivent  Financial for Lutherans and Thrivent  Investment  Management  Inc.  ("Thrivent
Financial")  recognize and adhere to the principle  that one of the  privileges of owning stock in a company is the right to vote in the election of the company's  directors and on matters  affecting certain important aspects  of  the  company's  structure  and  operations  that  are  submitted  to  shareholder  vote.  As an investment  adviser with a fiduciary  responsibility to its clients,  Thrivent  Financial analyzes the proxy statements  of issuers  whose stock is owned by the  investment  companies  which it sponsors  and serves as investment  adviser  ("Thrivent  Funds") and by  institutional  accounts who have  requested  that  Thrivent
Financial be involved in the proxy process.

         Thrivent  Financial has adopted Proxy Voting  Policies and Procedures  ("Policies and  Procedures")
for the  purpose of  establishing  formal  policies  and  procedures  for  performing  and  documenting  its fiduciary duty with regard to the voting of client proxies.

         Fiduciary  Considerations.  It is the policy of Thrivent  Financial  that decisions with respect to proxy issues will be made in light of the anticipated  impact of the issue on the  desirability of investing in the portfolio  company from the viewpoint of the particular  client or Thrivent  Fund.  Proxies are voted solely in the interests of the client,  Thrivent Fund  shareholders  or, where employee  benefit plan assets are involved,  in the interests of plan participants and  beneficiaries.  Our intent has always been to vote
proxies,   where  possible  to  do  so,  in  a  manner   consistent  with  our  fiduciary   obligations  and
responsibilities.  Logistics  involved may make it impossible at times, and at other times  disadvantageous, to vote proxies in every instance.

     Consideration  Given  Management  Recommendations.  One  of  the  primary  factors  Thrivent  Financial considers when  determining the  desirability of investing in a particular  company is the quality and depth of its  management.  The  Policies and  Procedures  were  developed  with the  recognition  that a company's management is entrusted with the day-to-day  operations of the company,  as well as its long-term  direction and  strategic  planning,  subject  to the  oversight  of the  company's  board of  directors.  Accordingly,
Thrivent  Financial  believes  that the  recommendation  of management on most issues should be given weight in determining  how proxy issues should be voted.  However,  the position of the company's  management  will not be supported in any situation  where it is found to be not in the best interests of the client,  and the portfolio  manager may always  elect to vote  contrary to  management  when he or she  believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         Portfolio  Compliance  and Valuation  Committee.  Thrivent  Financial's  Portfolio  Compliance  and
Valuation  Committee  ("Compliance  Committee") is responsible  for  establishing  positions with respect to corporate  governance  and other proxy issues,  including  those  involving  social  responsibility  issues.
While the  Compliance  Committee  sets voting  guidelines  and serves as a resource for  Thrivent  Financial portfolio  management,  it does not have proxy  voting  authority  for any  Thrivent  Fund or  institutional account.  Rather,  this  responsibility is held by Thrivent  Financial  portfolio  management and investment operations.

         Investment  Operations.  The Investment  Operations Staff ("Investment  Operations") is responsible for  administering  the proxy voting process as set forth in the Policies and  Procedures,  and for ensuring that all meeting  notices are reviewed and  important  non-routine  proxy  matters are  communicated  to the portfolio managers for consideration.

>>       HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate  the proxy voting  process,  Thrivent  Financial has retained  Institutional
Shareholder  Services  ("ISS")  as an  expert  in the  proxy  voting  and  corporate  governance  area.  ISS specializes in providing a variety of  fiduciary-level  proxy advisory and voting  services.  These services include  in-depth  research,  analysis,  and voting  recommendations  as well as vote execution,  reporting, auditing  and  consulting  assistance  for  the  handling  of  proxy  voting  responsibility  and  corporate governance-related  efforts.  While  the  Compliance  Committee  relies  upon ISS  research  in  helping  to
establish  Thrivent   Financial's  proxy  voting  guidelines,   Thrivent  Financial  may  deviate  from  ISS
recommendations on general policy issues or specific proxy proposals.

                                            Meeting Notification

         Thrivent  Financial  utilizes  ISS' voting  agent  services  to notify us of  upcoming  shareholder meetings for portfolio  companies  held in client  accounts and to transmit  votes to the various  custodian banks of our  clients.  ISS tracks  and  reconciles  Thrivent  Financial  holdings  against  incoming  proxy ballots.  If  ballots do not arrive on time,  ISS  procures  them from the  appropriate  custodian  or proxy distribution  agent.  Meeting and record date  information  is updated  daily,  and  transmitted to Thrivent
Financial through both  ProxyMaster.com and VoteX, ISS web-based  applications.  ISS is also responsible for maintaining  copies of all proxy  statements  received by issuers and to promptly  provide such materials to
Thrivent Financial upon request.

Vote Determination

         ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process.  Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process.  The final authority and responsibility for proxy voting decisions remains with Thrivent Financial.  Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio  managers  may decide to vote their  proxies  inconsistently  with  Thrivent  Financial's policies  as set by the  Compliance  Committee  and  instruct  Investment  Operations  to vote  all  proxies accordingly.  Portfolio managers who vote their proxies  inconsistent with Thrivent  Financial's  guidelines are  required  to  document  the  rationale  for  their  vote.  Investment  Operations  is  responsible  for maintaining  this  documentation  and assuring that it  adequately  reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

         Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request.  The following is a summary of the significant Thrivent Financial policies:

         Board Structure and Composition Issues - Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board's work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings.  Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.  For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

         Executive and Director Compensation - Non-salary compensation remains one of the most sensitive and visible corporate governance issues.  Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors.  Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders.  Clearly, reasonable limits must be set on dilution as well as administrative authority.
In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types.  Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation.  Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

         Ratification  of  Auditors - Annual  election  of the outside  accountants  is  standard  practice.
While it is recognized  that the company is in the best  position to evaluate the  competence of the outside accountants,  we believe that outside  accountants  must  ultimately be accountable to  shareholders.  Given the  rash of  accounting  irregularities  that were not  detected by  audit  panels or auditors, shareholder ratification is an essential step in restoring investor  confidence.  In line with this,  Thrivent Financial votes for proposals to ratify  auditors,  unless an auditor has a financial  interest in or association with the company,  and is therefore not independent;  or there is reason to believe that the independent  auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

         Mergers and  Acquisitions,  Anti-Takeover  and  Corporate  Governance  Issues - Thrivent  Financial
votes on mergers and acquisitions on a case-by-case  basis,  taking the following into account:  anticipated financial and  operating  benefits;  offer price (cost vs.  premium);  prospects of the combined  companies;
how the deal was  negotiated;  the  opinion  of the  financial  advisor;  potential  conflicts  of  interest between management's  interests and shareholders'  interests;  and changes in corporate governance and their impact on  shareholder  rights.  Thrivent  Financial  generally  opposes  anti-takeover  measures since they adversely  impact  shareholder  rights.  Also,  Thrivent  Financial  will  consider the  dilutive  impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

         Social,  Environmental  and  Corporate  Responsibility  Issues - In  addition  to moral and ethical considerations  intrinsic to many of these  proposals,  Thrivent  Financial  recognizes  their potential for impact on the  economic  performance  of the  company.  Thrivent  Financial  balances  these  considerations carefully.  On proposals which are primarily social,  moral or ethical,  Thrivent  Financial  believes it is impossible  to vote in a manner  that would  accurately  reflect the views of the  beneficial  owners of the portfolios  that it manages.  As such, on these items Thrivent  Financial  abstains.  When voting on matters with apparent economic or operational  impacts on the company,  Thrivent Financial realizes that the precise economic effect of such proposals is often unclear.  Where this is the case,  Thrivent  Financial  relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

         Once the vote has been determined, Investment Operations enters votes electronically into ISS's
ProxyMaster or VoteX system.  ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.
         On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted.  When the date of the stockholders' meeting is approaching, Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.
         Should a portfolio  manager wish to change a vote already  submitted,  the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

         The  Compliance  Committee is also  responsible  for  monitoring  and resolving  possible  material conflicts  between the  interests  of Thrivent  Financial  and those of its  clients  with  respect to proxy voting.

         Application  of the Thrivent  Financial  guidelines to vote client proxies should in most instances adequately  address any possible  conflicts of interest since our voting  guidelines are  pre-determined  by the Compliance Committee using recommendations from ISS, an independent third party.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable.  Issues raising possible conflicts of interest are referred by Investment Operations to the
Compliance Committee for immediate resolution. The Compliance Committee then assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company's proxy.

>>       REPORTING AND RECORD RETENTION

         Proxy  statements  received  from issuers  (other than those which are available on the SEC's EDGAR database)  are kept by ISS in its  capacity  as  voting  agent  and are  available  upon  request.  Thrivent
Financial  retains  proxy  solicitation  materials,  memoranda  regarding  votes cast in  opposition  to the position  of a company's  management,  and  documentation  on shares  voted  differently  than the  Thrivent
Financial  voting  guidelines.  In addition,  any document which is material to a proxy voting decision such as the Thrivent Financial voting  guidelines,  Compliance  Committee meeting  materials,  and other internal
research   relating  to  voting   decisions  will  be  kept.  All  proxy  voting  materials  and  supporting documentation are retained for six years.

         Vote Summary  Reports will be generated for each Thrivent Fund.  The report  specifies the company, ticker,  cusip, meeting dates, proxy proposals,  and votes which have been cast for the Thrivent Fund during the  period,  the  position  taken with  respect to each  issue and  whether  the fund voted with or against company management.  Reports normally cover quarterly or annual periods.

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1) Declaration of Trust for Registrant (1)

(b)      By-Laws of Registrant, as amended (1)

(c)      Not Applicable

(d)(1)   Investment Advisory Agreement with Thrivent Investment Management Inc., effective November 28, 1990 (2)

(d)(1)   Form of Amendment No. 17 to Investment Advisory Agreement between Thrivent Investment Management
         Inc. and Registrant  (*)

(e)(1)   Distribution Agreement with Thrivent Investment Management Inc (2)

(e)(2)   Amendment No. 12 to Distribution Agreement between Thrivent Investment Management, Inc. and Registrant  (5)

(f)      Not Applicable

(g)      Custodian Agreements with State Street Bank and Trust(3)

(h)(1)   Accounting Services Agreement effective January 1, 1999, between Registrant and Thrivent Financial (2)

(h)(2)   Form of Amendment No. l to Accounting Services Form (5)

(h)(3)   Administration Contract effective January 1, 2004, between Registrant and Thrivent Investment
         Management Inc. and Letter Amendment dated January 30, 2004 (5)

(h)(4)   Form of Transfer Agency Agreement (5)

(h)(5)   Line of Credit Agreement with State Street Bank (3).

(h)(6)   Letter Regarding Expense Reimbursement (*)

(i)      Opinion and Consent of Counsel (*)

(j)      Consent of Independent Auditors (To be filed in subsequent Post-Effective Amendment)

(k)      Not Applicable

(l)      Not Applicable

(m)      Rule 12b-1 Plan (5)

(n)      Rule 18f-3 Plan (*)

(o)      Not Applicable

(p)(1)   Code of Ethics (Rule 17j-1) for the Trust (4)

(p)(2)   Code of Ethics (Sarbanes Oxley) (3)

(p)(3)   Code of Ethics of Mercator Asset Management LP (6)

(p)(4)   Code of Ethics of Pacific Investment Management Company LLC (*)

(p)(5)   Code of Ethics of T. Rowe Price Associates, Inc. (*)

(q)(1)   Powers of Attorney. (5)

(1) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of
Registrant, file no. 33-12911, filed on June 25, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of
Registrant, file no. 33-12911, filed on December 29, 1999.

(3) Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of
Registrant, file no. 33-12911, filed on June 27, 2003.

(4) Incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of
Registrant, file no. 33-12911, filed on January 30, 2004.

(5) Incorporated by reference from the initial registration statement of Registrant on Form N-14, file no.
333-113514, filed on March 11, 2004.

(6) Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of
Thrivent Series Fund, Inc., file no. 33-3677, filed on March 2, 2004.

(*) Filed herewith

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant is an open-end  management  investment  company  organized as a  Massachusetts  business trust on
March 31,  1987.  Registrant's  sponsor,  Thrivent  Financial  for  Lutherans  ("Thrivent  Financial")  is a
fraternal  benefit  society  organized under the laws of the State of Wisconsin and is owned by and operated for its  members.  It has no  stockholders  and is not  subject to the  control of any  affiliated  persons.
Thrivent Financial provides high quality insurance  coverage,  financial products,  services,  and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each  wholly-owned  direct and indirect  subsidiary to Thrivent
Financial.  Financial  statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

             Thrivent Financial Entities                               Primary Business                  State of Incorporation
--------------------------------------------------------------------------------------------------------------------------------
Thrivent Financial for Lutherans                        Fraternal benefit society offering financial           Wisconsin
                                                        services and products

    Thrivent Financial Holdings, Inc.                   Holding Company with no independent operations          Delaware

        Thrivent Financial Bank                         Federally chartered bank                            Federal Charter

        Thrivent Investment Management Inc.             Broker-dealer and Investment adviser                    Delaware

        North Meadows Investment Ltd.                   Organized for the purpose of holding and               Wisconsin
                                                        investing in real estate

        Thrivent Service Organization, Inc.             Organized for the purpose of owning bank               Wisconsin
                                                        account withdrawal authorizations

        Thrivent Life Insurance Company                 Life insurance company                                 Minnesota

        Thrivent Financial Investor Services Inc.       Transfer agent for The Lutheran Brotherhood           Pennsylvania
                                                        Family of Funds

        Thrivent Property & Casualty Insurance          Auto and homeowners insurance company                  Minnesota
        Agency, Inc.

        Field Agents' Brokerage Company                 Licensed Life and Health Agency                        Minnesota

        MCB Financial Services, Inc.                    Not formally engaged in business                       Minnesota

Item 25. Indemnification

Under Section 12 of Article Seven of Registrant's Declaration of Trust, Registrant may not indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts)
incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disabling conduct").  The Funds shall indemnify their trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses  incurred in defending such actions may be made pursuant to Release 11330,  provided that the person  undertakes  to repay the advance  unless it is  ultimately  determined  that such person is entitled to  indemnification  and one or more of the following  conditions  is met: (1) the person  provides security  for the  undertaking;  (2) the Funds are insured  against  losses  arising by reason of any lawful advances;  or (3) a majority of disinterested  non-party  trustees or independent legal counsel in a written opinion  determines,  based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as  indemnification  for  liabilities  arising under the  Securities Act of 1933 may be permitted to trustees,  officers and controlling persons of the Funds pursuant to the foregoing provision,  or otherwise, the  Funds  have  been  advised  that  in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification is against public policy as expressed in that Act and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the Funds of expenses  incurred  or paid by a  trustee,  officer  or  controlling  person of the Funds in the  successful defense of any action,  suit or proceeding) is asserted by such trustees,  officer or controlling  person in connection with the securities being  registered,  the Funds will,  unless in the opinion of its counsel the matter  has been  settled  by  controlling  precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Thrivent Investment Mgt. is the investment adviser of Registrant. Thrivent Investment Mgt. also acts as the principal underwriter for Registrant. The business and other connections of the directors and offers of Thrivent Investment Mgt. are set forth below and on the Form ADV on file with the Securities and
Exchange Commission (file No. 801-29618).

The business and other connections of the officers and directors of Mercator Asset Management LP
(Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of
Mercator Asset Management LP on file with the Securities and Exchange Commission (file No. 801-50347).

The business and other connections of the officers and directors of Pacific Investment Mangement Company
LLC (Subadviser of Thrivent Partner High Yield Fund) are set forth in the Form ADV of Pacific Investment
Mangement Company LLC on file with the Securities and Exchange Commission (file No. 801-810893).

The business and other connections of the officers and directors T. Rowe Price International, Inc.
(Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of
T. Rowe Price International, Inc. on file with the Securities and Exchange Commission (file No. 801-14713).

The business and other connections of the officers and directors T. Rowe Price Associates, Inc.
(Subadviser for Thrivent Partner Small Cap Value Fund) are set forth in the Form ADV of T. Rowe Price
Associates, Inc. on file with the Securities and Exchange Commission (file No. 801-856).

Item 27. Principal Underwriters

(a) Thrivent Investment Mgmt. Inc. also serves as principal underwriter and investment adviser for The
Lutheran Brotherhood Family of Funds.

(b) The directors, executive officers of Thrivent Investment Mgmt. are listed below.  Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

               Name and Principal                          Positions and Offices                   Positions and Offices
                Business Address                             with Underwriter                            with Fund
------------------------------------------------------------------------------------------------------------------------
John O. Gilbert                                   Director and Chairman                    Chairman and Trustee

Bruce J. Nicholson                                Director and President                   N/A

Jon M. Stellmacher                                Director and Senior Vice President       N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0007

Lawrence W. Stranghoener                          Director and Senior Vice President       Trustee

Woodrow E. Eno                                    Director, Senior Vice President and      N/A
                                                  Secretary

Pamela J. Moret                                   Director and Senior Vice President       President

James A. Thomsen                                  Director and Senior Vice President       N/A

Russell W. Swansen                                Senior Vice President and Chief          Vice President
                                                  Investment Officer

Randall L. Boushek                                Senior Vice President                    N/A

Doug Ahrenstorff                                  Vice President                           N/A
4321 N. Ballard Road
Appleton, Wisconsin 54919-0007

Karl D. Anderson                                  N/A                                      Vice President

Craig T. Britton                                  Vice President                           N/A

David C. Francis                                  Vice President                           N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Charles D. Gariboldi                              Vice President                           Treasurer and Principal Accounting
                                                                                           Officer

Michael J. Haglin                                 Vice President                           N/A

John E. Hite                                      Vice President and Chief Compliance      N/A
                                                  Officer

Frederick P. Johnson                              Vice President                           Vice President

Richard J. Kleven                                 Vice President                           N/A

Katie S. Kloster                                  Vice President and Chief Financial       N/A
                                                  Officer

Marnie Loomans-Theucks                            Vice President                           Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Michael J. Mevis                                  Vice President                           N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Thomas R. Mischka                                 Vice President                           Vice President and Anti-Money
4321 North Ballard Road                                                                    Laundering Officer
Appleton, Wisconsin 54919-0001

James E. Nelson                                   Vice President and Assistant Secretary   Secretary and Chief Legal Officer

Brenda J. Pederson                                Vice President                           Vice President

Mark L.Simenstad                                  Vice President                           N/A

Richard B. Ruckdashel                             Vice President                           N/A

Thomas C. Schinke                                 Vice President                           N/A

Nikki L. Sorum                                    Senior Vice President                    N/A

Terry W. Timm                                     Vice President                           N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

David L. Westmark                                 Vice President                           N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Anita J.T. Young                                  Vice President                           N/A

Brett L. Agnew                                    Assistant Secretary                      Assistant Secretary

Marlene J. Nogle                                  Assistant Secretary                      Assistant Secretary

John C. Bjork                                     Assistant Secretary                      Assistant Secretary

Peter E. Schifsky                                 Assistant Secretary                      N/A

 (c) Not applicable

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Funds pursuant to Section 31(a)
of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the
Funds and the Funds' Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds, (625 Fourth Avenue South, Minneapolis, Minnesota 55415) except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian (State
Street Bank and Trust Company, 225 Franklin Street, Boston, MA  02110).

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(a) of the
Securities  Act of 1933 and has duly  caused  this  registration  statement  to be  signed  on its  behalf  by the undersigned thereunto duly authorized,  in the City of Minneapolis,  State of Minnesota on this 26th day of
April 2004.

                                                           THE AAL MUTUAL FUNDS

                                                           /s/ John C. Bjork
                                                           _________________________________________
                                                           John C. Bjork
                                                           Assistant Secretary

Pursuant to the  requirements  of the Securities Act of 1933, this amended  registration  statement has been signed below by the following persons in the capacities and on the 26th day of April 2004:

Signature                                            Title

*                                                    President and Trustee (Principal Executive Officer)
----------------------------------
Pamela J. Moret

*                                                    Treasurer (Principal Financial and Accounting Officer)
----------------------------------
Charles D. Gariboldi

*                                                    Trustee
----------------------------------
F. Gregory Campbell

*                                                    Trustee
----------------------------------
Herbert F. Eggerding, Jr.

*                                                    Trustee
----------------------------------
Noel K. Estenson

*                                                    Trustee
----------------------------------
Richard L. Gady

*                                                    Trustee
----------------------------------
Jodi L. Harpstead

*                                                    Trustee
----------------------------------
Connie M. Levi

*                                                    Trustee
----------------------------------
Edward W. Smeds

John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Trustees and Officers of The AAL Mutual Funds pursuant to the powers of attorney duly executed by such persons.

                                                           /s/ John C. Bjork
                                                           _______________________________________
                                                           John C. Bjork
                                                           Attorney-in-Fact

                                             Index to Exhibits

Exhibit Number          Name of Exhibit
--------------          ---------------
 (d)(1)                 Form of Amendment No. 17 to Investment Advisory Agreement

 (h)(6)                 Letter Regarding Expense Reimbursement Agreement

 (i)                    Opinion and Consent of Counsel

 (n)                    Rule 18f-3 Plan

 (p)(4)                 Code of Ethics of Pacific Investment Management Company LLC

 (p)(5)                 Code of Ethics of T. Rowe Price Associates, Inc.